UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.2%
4,556		Delphi Automotive plc	$266,162
8,364	*	General Motors Co	300,853
451	*	Tesla Motors, Inc	87,232

		TOTAL AUTOMOBILES & COMPONENTS	654,247

CAPITAL GOODS - 6.3%
8,089		Boeing Co	950,457
2,881	d	Cummins, Inc	382,799
3,718		Precision Castparts Corp	844,878
3,430		Roper Industries, Inc	455,744
2,998		W.W. Grainger, Inc	784,607

		TOTAL CAPITAL GOODS	3,418,485

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
13,100		Nielsen Holdings NV	477,495
8,517	*	Verisk Analytics, Inc	553,264

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,030,759

CONSUMER DURABLES & APPAREL - 3.4%
3,315		Hasbro, Inc	156,269
8,553		Luxottica Group S.p.A.	453,240
3,305		LVMH Moet Hennessy Louis Vuitton S.A.	651,300
7,864		Nike, Inc (Class B)	571,241

		TOTAL CONSUMER DURABLES & APPAREL	1,832,050

CONSUMER SERVICES - 4.2%
16,461		Las Vegas Sands Corp	1,093,340
14,924		Starbucks Corp	1,148,700

		TOTAL CONSUMER SERVICES	2,242,040

DIVERSIFIED FINANCIALS - 5.3%
2,618	*	Affiliated Managers Group, Inc	478,152
5,538		Ameriprise Financial, Inc	504,401
5,610		Apollo Management LP	158,539
14,119		Blackstone Group LP	351,422
3,066		Goldman Sachs Group, Inc	485,072
2,770	*	IntercontinentalExchange, Inc	502,533
5,167		Moody’s Corp	363,395

		TOTAL DIVERSIFIED FINANCIALS	2,843,514

ENERGY - 2.9%
3,126		EOG Resources, Inc	529,169
8,725	*	FMC Technologies, Inc	483,540
10,896		Halliburton Co	524,642

		TOTAL ENERGY	1,537,351

FOOD & STAPLES RETAILING - 1.1%
5,167		Costco Wholesale Corp	594,825

		TOTAL FOOD & STAPLES RETAILING	594,825

FOOD, BEVERAGE & TOBACCO - 0.6%
4,431	*,e	Green Mountain Coffee Roasters, Inc	333,787

		TOTAL FOOD, BEVERAGE & TOBACCO	333,787

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
5,900	*	Cerner Corp	$310,045
4,262	*	Edwards Lifesciences Corp	296,763
1,239	*	Premier, Inc	39,276

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	646,084

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
18,561		Avon Products, Inc	382,357
2,792		L’Oreal S.A.	479,239

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	861,596

MATERIALS - 4.8%
909		Celanese Corp (Series A)	47,986
4,860		Ecolab, Inc	479,974
14,671		Monsanto Co	1,531,212
2,965		Sherwin-Williams Co	540,164

		TOTAL MATERIALS	2,599,336

MEDIA - 5.2%
2,903		CBS Corp (Class B)	160,130
13,745		Comcast Corp (Class A)	620,587
12,826	*	Discovery Communications, Inc (Class A)	1,082,771
2,247	*	Liberty Global plc (Class A)	178,299
3,160	*	Tribune Co	199,364
15,928		Twenty-First Century Fox, Inc	533,588

		TOTAL MEDIA	2,774,739

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 17.3%
4,491	*	Alexion Pharmaceuticals, Inc	521,674
4,599		Bayer AG.	542,364
7,175	*	Biogen Idec, Inc	1,727,453
7,177	*	Celgene Corp	1,104,755
27,971	*	Gilead Sciences, Inc	1,757,698
4,639	*,e	Illumina, Inc	374,970
8,097	e	Perrigo Co	999,008
4,085		Roche Holding AG.	1,102,433
5,076	*	Salix Pharmaceuticals Ltd	339,483
2,781	*	Vertex Pharmaceuticals, Inc	210,856
19,664		Zoetis Inc	611,944

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,292,638

REAL ESTATE - 1.2%
78,000		Global Logistic Properties	179,556
10,793	*	Realogy Holdings Corp	464,315

		TOTAL REAL ESTATE	643,871

RETAILING - 7.3%
4,787	*	Amazon.com, Inc	1,496,608
10,188	*	Carmax, Inc	493,812
5,260	*	Ctrip.com International Ltd (ADR)	307,342
10,068		Expedia, Inc	521,422
37,020	*	Groupon, Inc	414,994
7,075		Home Depot, Inc	536,639
515	*	NetFlix, Inc	159,243

		TOTAL RETAILING	3,930,060

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
12,563		ARM Holdings plc (ADR)	604,531
4,625	*	Micron Technology, Inc	80,799
7,757	*	NXP Semiconductors NV	288,638
12,051		Xilinx, Inc	564,710

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,538,678

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 22.4%
22,036	*	Adobe Systems, Inc	$1,144,550
5,239	*	Citrix Systems, Inc	369,926
21,791	*	eBay, Inc	1,215,720
27,371	*	Facebook, Inc	1,375,119
1,851	*	Google, Inc (Class A)	1,621,309
22,766		Intuit, Inc	1,509,613
1,511	*	LinkedIn Corp	371,797
2,081		Mastercard, Inc (Class A)	1,400,055
15,765	*	Red Hat, Inc	727,397
6,856	*	Salesforce.com, Inc	355,895
3,307	*	Sina Corp	268,429
5,053	*	Teradata Corp	280,138
5,698		Visa, Inc (Class A)	1,088,888
3,714	*	VMware, Inc (Class A)	300,463

		TOTAL SOFTWARE & SERVICES	12,029,299

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
145,573	*	Alcatel-Lucent (ADR)	513,873
3,171		Apple, Inc	1,511,774
1,296	*	Stratasys Ltd	131,233

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,156,880

TELECOMMUNICATION SERVICES - 1.0%
7,600	e	Softbank Corp	527,801

		TOTAL TELECOMMUNICATION SERVICES	527,801

TRANSPORTATION - 3.4%
7,023		Delta Air Lines, Inc	165,672
2,838		FedEx Corp	323,844
14,573	*	Hertz Global Holdings, Inc	322,938
9,457		Kansas City Southern Industries, Inc	1,034,218

		TOTAL TRANSPORTATION	1,846,672

		TOTAL COMMON STOCKS (Cost $43,603,895)	53,334,712

SHORT-TERM INVESTMENTS - 4.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.2%
2,228,132	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,228,132

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,228,132

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,228,132)	2,228,132

		TOTAL INVESTMENTS - 103.3% (Cost $45,832,027)	55,562,844
		OTHER ASSETS & LIABILITIES, NET - (3.3)%	(1,770,281)

		NET ASSETS - 100.0%	$53,792,563

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,167,573.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.5%

AUTOMOBILES & COMPONENTS - 1.2%
14,001		Delphi Automotive plc	$817,938
14,234		Johnson Controls, Inc	590,711

		TOTAL AUTOMOBILES & COMPONENTS	1,408,649

BANKS - 2.0%
3,508		BNP Paribas	237,297
9,452	*	CIT Group, Inc	460,974
38,646		Wells Fargo & Co	1,596,853

		TOTAL BANKS	2,295,124

CAPITAL GOODS - 7.8%
5,651	*	BE Aerospace, Inc	417,157
5,570		Boeing Co	654,475
27,905	*	CNH Industrial NV	357,882
11,344		Eaton Corp	780,921
5,424		General Dynamics Corp	474,709
120,018		General Electric Co	2,867,230
19,684		Honeywell International, Inc	1,634,559
10,933		ITT Corp	393,041
3,379		Rockwell Automation, Inc	361,350
5,629		Roper Industries, Inc	747,925
5,333	*	Teledyne Technologies, Inc	452,932

		TOTAL CAPITAL GOODS	9,142,181

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
22,185	e	Pitney Bowes, Inc	403,545

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	403,545

CONSUMER DURABLES & APPAREL - 3.4%
26,186		DR Horton, Inc	508,794
4,426		Harman International Industries, Inc	293,134
12,908	*	Jarden Corp	624,747
2,230		LVMH Moet Hennessy Louis Vuitton S.A.	439,456
3,331	*	Mohawk Industries, Inc	433,863
6,626		Newell Rubbermaid, Inc	182,215
18,420		Prada S.p.A	178,919
5,547	*,e	SodaStream International Ltd	346,077
4,622		Whirlpool Corp	676,846
5,363		Wolverine World Wide, Inc	312,287

		TOTAL CONSUMER DURABLES & APPAREL	3,996,338

CONSUMER SERVICES - 1.8%
5,924		Accor S.A.	246,173
7,519	*	Chuy’s Holdings, Inc	269,857
12,087		Las Vegas Sands Corp	802,818
9,076	*	Penn National Gaming, Inc	502,447
9,686		Six Flags Entertainment Corp	327,290

		TOTAL CONSUMER SERVICES	2,148,585

DIVERSIFIED FINANCIALS - 6.3%
5,218		Ameriprise Financial, Inc	475,256
127,869		Bank of America Corp	1,764,592

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

14,722		Blackstone Group LP	$366,431
40,423		Citigroup, Inc	1,960,920
21,430		Discover Financial Services	1,083,072
1,791		Goldman Sachs Group, Inc	283,354
29,454		Morgan Stanley	793,785
10,155		State Street Corp	667,691

		TOTAL DIVERSIFIED FINANCIALS	7,395,101

ENERGY - 10.4%
13,504		Anadarko Petroleum Corp	1,255,737
9,486	*	Cheniere Energy, Inc	323,852
22,274		Chevron Corp	2,706,291
4,147	*	Concho Resources, Inc	451,235
7,168		EOG Resources, Inc	1,213,399
7,440		Equitable Resources, Inc	660,077
26,536		Halliburton Co	1,277,709
6,886		Hess Corp	532,563
6,436		Oceaneering International, Inc	522,861
12,905	e	Peyto Energy Trust	381,368
10,998		Phillips 66	635,904
21,675		Schlumberger Ltd	1,915,203
11,639		Spectra Energy Corp	398,403

		TOTAL ENERGY	12,274,602

FOOD & STAPLES RETAILING - 1.1%
6,984		Costco Wholesale Corp	803,998
10,731	*	Sprouts Farmers Market, Inc	476,349

		TOTAL FOOD & STAPLES RETAILING	1,280,347

FOOD, BEVERAGE & TOBACCO - 6.1%
33,642		Altria Group, Inc	1,155,603
46,347		Britvic plc	429,554
6,053		Brown-Forman Corp (Class B)	412,391
10,323		Coca-Cola Enterprises, Inc	415,088
7,241	*	Constellation Brands, Inc (Class A)	415,633
5,986		Groupe Danone	450,708
11,512		Hershey Co	1,064,860
23,772		PepsiCo, Inc	1,889,874
4,202	e	Remy Cointreau S.A.	447,678
23,204	*	WhiteWave Foods Co (Class A)	463,384

		TOTAL FOOD, BEVERAGE & TOBACCO	7,144,773

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
19,252		Aetna, Inc	1,232,513
7,272	*	Catamaran Corp	334,149
5,886	*	Cerner Corp	309,309
8,010	*	Olympus Corp	244,675
9,632	*	Premier, Inc	305,334
11,428		Zimmer Holdings, Inc	938,696

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,364,676

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
6,700		Beiersdorf AG.	594,876
9,618		Estee Lauder Cos (Class A)	672,298
2,698		L’Oreal S.A.	463,104
15,088		Procter & Gamble Co	1,140,502

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,870,780

INSURANCE - 2.8%
11,749		ACE Ltd	1,099,237
9,913		American International Group, Inc	482,069

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

27,552		Hartford Financial Services Group, Inc	$857,418
18,807		Metlife, Inc	882,989

		TOTAL INSURANCE	3,321,713

MATERIALS - 4.1%
17,322	*	Berry Plastics Group, Inc	345,920
16,546		Dow Chemical Co	635,367
4,276		DSM NV	322,567
8,204		Du Pont (E.I.) de Nemours & Co	480,426
13,099		Freeport-McMoRan Copper & Gold, Inc (Class B)	433,315
20,446		Huntsman Corp	421,392
8,681		LyondellBasell Industries AF S.C.A	635,710
7,788		Monsanto Co	812,834
4,137		PPG Industries, Inc	691,127

		TOTAL MATERIALS	4,778,658

MEDIA - 4.2%
16,037		CBS Corp (Class B)	884,601
3,019	*	Charter Communications, Inc	406,840
34,177		Comcast Corp (Class A)	1,543,092
10,005		DISH Network Corp (Class A)	450,325
12,713	*,e	Lions Gate Entertainment Corp	445,591
14,869		Viacom, Inc (Class B)	1,242,751

		TOTAL MEDIA	4,973,200

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.0%
5,499	*	Actavis, Inc	791,856
2,881	*	Aegerion Pharmaceuticals, Inc	246,931
6,065	*	Alexion Pharmaceuticals, Inc	704,510
5,758		Amgen, Inc	644,551
1,795	*	Biogen Idec, Inc	432,164
3,725	*	Biovail Corp	388,629
45,303	*	Biovitrum AB	451,208
10,361		Bristol-Myers Squibb Co	479,507
2,816	*	Celgene Corp	433,467
30,206	*	Gilead Sciences, Inc	1,898,145
4,803	*,e	Illumina, Inc	388,227
6,543	*	Jazz Pharmaceuticals plc	601,760
29,628		Johnson & Johnson	2,568,451
5,594	*	Medivation, Inc	335,304
30,173		Merck & Co, Inc	1,436,537
12,183	*	Mylan Laboratories, Inc	465,025
6,232		Novartis AG.	479,354
1,428		Novo Nordisk AS (Class B)	241,852
34,042		Pfizer, Inc	977,346
1,450		Roche Holding AG.	391,316
4,920	*	Salix Pharmaceuticals Ltd	329,050
17,115		Zoetis Inc	532,619

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	15,217,809

RETAILING - 7.2%
4,388	*	Amazon.com, Inc	1,371,864
16,084		Best Buy Co, Inc	603,150
6,074	*	Ctrip.com International Ltd (ADR)	354,904
5,790		GameStop Corp (Class A)	287,473
17,513		Gap, Inc	705,424
59,086	*	Groupon, Inc	662,354
22,029		Home Depot, Inc	1,670,900
15,304		Macy’s, Inc	662,204
2,373	*	NetFlix, Inc	733,755
13,171		PetMed Express, Inc	214,556

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

16,557		TJX Companies, Inc	$933,649
7,339	*	Yoox S.p.A	251,949

		TOTAL RETAILING	8,452,182

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
38,493	d	Applied Materials, Inc	675,167
11,141		ARM Holdings plc	178,323
8,132	*	Cree, Inc	489,465
11,073	*,d	JinkoSolar Holding Co Ltd (ADR)	249,696
8,641	*	Micron Technology, Inc	150,958
13,827	*	NXP Semiconductors NV	514,503
3,322	*	SunEdison, Inc	26,477
13,892		Xilinx, Inc	650,979

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,935,568

SOFTWARE & SERVICES - 8.2%
3,363	*,e	Alliance Data Systems Corp	711,174
36,913		Compuware Corp	413,426
6,649	*	Facebook, Inc	334,046
11,613	*	Fortinet, Inc	235,279
2,547	*	Google, Inc (Class A)	2,230,943
52,768		Microsoft Corp	1,757,702
13,986	*,e	Pandora Media, Inc	351,468
1,190	*	QLIK Technologies, Inc	40,746
10,186	*	Salesforce.com, Inc	528,755
5,503	*	Sina Corp	446,678
4,274	*	Splunk, Inc	256,611
19,588	*	Take-Two Interactive Software, Inc	355,718
13,302	*	TIBCO Software, Inc	340,398
7,442	*	VMware, Inc (Class A)	602,058
15,430	*	Yahoo!, Inc	511,659
9,576	*	Yandex NV	348,758
3,263	*	Yelp, Inc	215,945

		TOTAL SOFTWARE & SERVICES	9,681,364

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
246,190	*	Alcatel-Lucent (ADR)	869,051
8,215		Apple, Inc	3,916,501
77,765		Cisco Systems, Inc	1,821,256
6,765	*	F5 Networks, Inc	580,166
17,921	*,e	Infinera Corp	202,687
44,014	*	JDS Uniphase Corp	647,446
8,333	*	NCR Corp	330,070
3,746	*,e	Stratasys Ltd	379,320

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,746,497

TELECOMMUNICATION SERVICES - 1.6%
41,162		AT&T, Inc	1,392,099
9,568		Telephone & Data Systems, Inc	282,735
6,959		T-Mobile US, Inc	180,725

		TOTAL TELECOMMUNICATION SERVICES	1,855,559

TRANSPORTATION - 2.1%
5,409		Canadian Pacific Railway Ltd	666,930
37,342		Delta Air Lines, Inc	880,898
13,752	*	Hertz Global Holdings, Inc	304,744
4,531		Kansas City Southern Industries, Inc	495,510
2,568	*	Old Dominion Freight Line	118,102

		TOTAL TRANSPORTATION	2,466,184

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

UTILITIES - 1.6%
10,119		American Water Works Co, Inc	$417,712
13,885	*	Calpine Corp	269,785
9,010		NextEra Energy, Inc	722,242
5,256	*,e	NRG Yield, Inc	159,204
5,583		Oneok, Inc	297,686
2,372	*	Pattern Energy Group, Inc	55,505

		TOTAL UTILITIES	1,922,134

		TOTAL COMMON STOCKS (Cost $96,064,598)	118,075,569

PURCHASED OPTIONS - 0.0%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.00%
9		JinkoSolar Holding Co Ltd	765

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	765

		TOTAL PURCHASED OPTIONS (Cost $1,545)	765

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.5%
2,974,433	c	TIAA-CREF Short Term Lending Portfolio of the State Street
		Navigator Securities Lending Trust	2,974,433

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,974,433

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,974,433)	2,974,433

		TOTAL INVESTMENTS - 103.0% (Cost $99,040,576)	121,050,767
		OTHER ASSETS & LIABILITIES, NET - (3.0)%	(3,513,035)

		NET ASSETS - 100.0%	$117,537,732

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open written options contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,887,869.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.5%
13,357	*	American Axle & Manufacturing Holdings, Inc	$263,400
4,213		Delphi Automotive plc	246,123

		TOTAL AUTOMOBILES & COMPONENTS	509,523

BANKS - 5.4%
81,651	*,e	Banco Espirito Santo S.A.	86,882
11,778		BB&T Corp	397,508
35,626		Huntington Bancshares, Inc	294,271
66,547		Keycorp	758,636
7,857		Societe Generale	391,429
38,916		Synovus Financial Corp	128,423
38,288		TCF Financial Corp	546,752
8,356		US Bancorp	305,662
56,881		Wells Fargo & Co	2,350,323

		TOTAL BANKS	5,259,886

CAPITAL GOODS - 8.1%
4,581		Boeing Co	538,267
9,102		General Dynamics Corp	796,607
153,050		General Electric Co	3,656,365
19,331		Joy Global, Inc	986,654
1,384		L-3 Communications Holdings, Inc	130,788
7,594		Pentair Ltd	493,154
4,515	*,e	Polypore International, Inc	184,980
9,080		SPX Corp	768,531
6,260		Textron, Inc	172,839

		TOTAL CAPITAL GOODS	7,728,185

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
9,110		ADT Corp	370,413

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	370,413

CONSUMER DURABLES & APPAREL - 1.8%
14,958	*	CROCS, Inc	203,578
3,963	*,e	Deckers Outdoor Corp	261,241
13,631		Hasbro, Inc	642,565
12,831	*	Jarden Corp	621,021

		TOTAL CONSUMER DURABLES & APPAREL	1,728,405

CONSUMER SERVICES - 2.6%
19,473		Carnival Corp	635,599
9,373		Interval Leisure Group, Inc	221,484
11,543		Las Vegas Sands Corp	766,686
12,238	*	Penn National Gaming, Inc	677,495
4,244		Six Flags Entertainment Corp	143,405

		TOTAL CONSUMER SERVICES	2,444,669

DIVERSIFIED FINANCIALS - 8.5%
7,842		Apollo Management LP	221,615
121,562		Bank of America Corp	1,677,556
11,688		Blackstone Group LP	290,914
2,509		Capital One Financial Corp	172,469

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

41,488		Citigroup, Inc	$2,012,583
2,435		Goldman Sachs Group, Inc	385,241
18,174		JPMorgan Chase & Co	939,414
16,187	e	Legg Mason, Inc	541,293
35,050		Morgan Stanley	944,597
3,551		Northern Trust Corp	193,139
10,982		State Street Corp	722,067

		TOTAL DIVERSIFIED FINANCIALS	8,100,888

ENERGY - 14.7%
5,980		Anadarko Petroleum Corp	556,080
23,732		Baker Hughes, Inc	1,165,241
7,104		Cabot Oil & Gas Corp	265,121
11,620		Chesapeake Energy Corp	300,726
15,756		Chevron Corp	1,914,354
11,251	*	Cobalt International Energy, Inc	279,700
16,554		ConocoPhillips	1,150,669
6,879	*	Devon Energy Corp	397,331
40,586	e	EXCO Resources, Inc	273,550
24,615		Exxon Mobil Corp	2,117,875
7,263		Hess Corp	561,720
29,329	*	Kodiak Oil & Gas Corp	353,708
8,038		Marathon Oil Corp	280,365
3,066		Marathon Petroleum Corp	197,205
20,871	*	Matador Resources Co	340,823
10,750		Occidental Petroleum Corp	1,005,555
3,992		Phillips 66	230,817
7,074	*	Southwestern Energy Co	257,352
15,943		Spectra Energy Corp	545,729
30,161		Tailsman Energy, Inc	346,852
54,051	*	Weatherford International Ltd	828,602
15,497		Williams Cos, Inc	563,471

		TOTAL ENERGY	13,932,846

FOOD & STAPLES RETAILING - 0.9%
3,978		Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	183,068
2,626		CVS Corp	149,025
9,922		Walgreen Co	533,804

		TOTAL FOOD & STAPLES RETAILING	865,897

FOOD, BEVERAGE & TOBACCO - 1.5%
2,619		Groupe Danone	197,194
17,818		Mondelez International, Inc	559,842
2,081	e	Remy Cointreau S.A.	221,708
8,376		SABMiller plc	426,024

		TOTAL FOOD, BEVERAGE & TOBACCO	1,404,768

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
11,452		Abbott Laboratories	380,092
23,357	*	Boston Scientific Corp	274,211
12,044		Covidien plc	733,961
15,124	*	Express Scripts Holding Co	934,361
27,520	*	Hologic, Inc	568,288
2,245		Humana, Inc	209,526
13,900	*	Olympus Corp	424,592
2,189	*	Premier, Inc	69,391
16,875		UnitedHealth Group, Inc	1,208,419
3,198		WellPoint, Inc	267,385

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,070,226

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
20,934		Avon Products, Inc	$431,240
3,767		Beiersdorf AG.	334,462
1,240		L’Oreal S.A.	212,843
2,324		Nu Skin Enterprises, Inc (Class A)	222,500
20,052		Procter & Gamble Co	1,515,731

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,716,776

INSURANCE - 7.2%
9,828		ACE Ltd	919,508
5,624		Allstate Corp	284,293
16,335		American International Group, Inc	794,371
2,915		Aon plc	216,993
9,813	*	Berkshire Hathaway, Inc (Class B)	1,113,873
22,949		Hartford Financial Services Group, Inc	714,173
10,876		Marsh & McLennan Cos, Inc	473,650
16,165		Metlife, Inc	758,947
11,295		Principal Financial Group	483,652
6,183		Prudential Financial, Inc	482,150
6,532		Travelers Cos, Inc	553,717

		TOTAL INSURANCE	6,795,327

MATERIALS - 3.2%
3,205		Akzo Nobel NV	210,570
4,823		Ashland, Inc	446,031
6,781		Axiall Corp	256,254
25,214	e	Cliffs Natural Resources, Inc	516,887
14,499	*	Constellium NV	281,281
12,251		Freeport-McMoRan Copper & Gold, Inc (Class B)	405,263
13,674		PolyOne Corp	419,929
6,950		Sealed Air Corp	188,971
2,007		Wacker Chemie AG.	198,148
7,768	e	Walter Energy, Inc	108,985

		TOTAL MATERIALS	3,032,319

MEDIA - 1.6%
3,269		Time Warner Cable, Inc	364,820
11,397		Time Warner, Inc	750,036
6,349	*	Tribune Co	400,559

		TOTAL MEDIA	1,515,415

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
2,995		Bayer AG.	353,203
33,192	*	Biovitrum AB	330,585
5,518		Eli Lilly & Co	277,721
120	*	Foundation Medicine, Inc	4,757
22,542		Johnson & Johnson	1,954,166
2,481	*	Medivation, Inc	148,711
38,433		Merck & Co, Inc	1,829,795
7,122	*	Mylan Laboratories, Inc	271,847
4,949		Novartis AG. (ADR)	379,638
43,094		Pfizer, Inc	1,237,229
4,287		Sanofi-Aventis	434,174
8,256		Teva Pharmaceutical Industries Ltd (ADR)	311,911
16,561		Zoetis Inc	515,378

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,049,115

REAL ESTATE - 2.8%
11,191	*	Forest City Enterprises, Inc (Class A)	211,958
13,707		Kimco Realty Corp	276,607
5,882		Liberty Property Trust	209,399

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

8,417		Mack-Cali Realty Corp	$184,669
3,923		Potlatch Corp	155,665
10,481	*	Realogy Holdings Corp	450,893
3,005		Simon Property Group, Inc	445,431
3,898		SL Green Realty Corp	346,298
4,101		Starwood Property Trust, Inc	98,301
3,304		Vornado Realty Trust	277,734

		TOTAL REAL ESTATE	2,656,955

RETAILING - 2.5%
3,588		Abercrombie & Fitch Co (Class A)	126,908
11,917		Best Buy Co, Inc	446,887
5,297	*	Conn’s, Inc	265,062
8,245		Expedia, Inc	427,008
25,247	*	Groupon, Inc	283,019
399,050	e	Hengdeli Holdings Ltd	95,846
14,024	*,e	JC Penney Co, Inc	123,692
46,500		Lifestyle International Holdings Ltd	98,952
2,325	*,e	Lifestyle Properties Development Ltd	555
33,254		Staples, Inc	487,171

		TOTAL RETAILING	2,355,100

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
8,580		Broadcom Corp (Class A)	223,166
17,757	*	Freescale Semiconductor Holdings Ltd	295,654
19,088	*	International Rectifier Corp	472,810
8,035	*	Lam Research Corp	411,311
60,768	*	ON Semiconductor Corp	443,606
24,437	*	RF Micro Devices, Inc	137,825

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,984,372

SOFTWARE & SERVICES - 2.9%
4,634	*	Adobe Systems, Inc	240,690
2,540		DST Systems, Inc	191,541
6,526	*	eBay, Inc	364,086
17,433		Microsoft Corp	580,693
6,774	*	Rackspace Hosting, Inc	357,396
3,842	*	Sina Corp	311,855
3,808	*	VistaPrint Ltd	215,228
14,454	*	Yahoo!, Inc	479,295

		TOTAL SOFTWARE & SERVICES	2,740,784

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
110,978	*	Alcatel-Lucent (ADR)	391,752
2,390		Apple, Inc	1,139,432
7,724	*	Ciena Corp	192,946
68,548		Cisco Systems, Inc	1,605,394
10,974		Corning, Inc	160,111
9,088		EMC Corp	232,289
25,731		Hewlett-Packard Co	539,836
16,189	*	JDS Uniphase Corp	238,140
13,354	*	Juniper Networks, Inc	265,211

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,765,111

TELECOMMUNICATION SERVICES - 3.5%
65,755		AT&T, Inc	2,223,834
12,541	*	Level 3 Communications, Inc	334,719
11,174		Telephone & Data Systems, Inc	330,192
111,881		Vodafone Group plc	392,683

		TOTAL TELECOMMUNICATION SERVICES	3,281,428

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.4%
150,000	e	Air China Ltd	$101,658
12,774		Con-Way, Inc	550,432
7,359		FedEx Corp	839,735
20,547	*	Hertz Global Holdings, Inc	455,322
6,851	*	UAL Corp	210,394
8,813		UTI Worldwide, Inc	133,164

		TOTAL TRANSPORTATION	2,290,705

UTILITIES - 4.4%
19,985	*	Calpine Corp	388,308
19,864		Centerpoint Energy, Inc	476,140
7,254		Consolidated Edison, Inc	399,986
7,086		Duke Energy Corp	473,203
5,363		Edison International	247,020
8,266		Entergy Corp	522,328
10,450		Exelon Corp	309,738
4,859		FirstEnergy Corp	177,110
8,113		MDU Resources Group, Inc	226,921
2,925		NextEra Energy, Inc	234,468
5,387		NRG Energy, Inc	147,227
1,884	*	Pattern Energy Group, Inc	44,086
5,889		PG&E Corp	240,978
2,881		Sempra Energy	246,614

		TOTAL UTILITIES	4,134,127

		TOTAL COMMON STOCKS (Cost $82,524,606)	93,733,240

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
2,518,045	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,518,045

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,518,045

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,518,045)	2,518,045

		TOTAL INVESTMENTS - 101.4% (Cost $85,042,651)	96,251,285
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(1,321,809)

		NET ASSETS - 100.0%	$94,929,476

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,404,340.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.8%

CASINOS & GAMING - 0.3%
5,000	*	Penn National Gaming, Inc	$276,800

		TOTAL CASINOS & GAMING	276,800

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
60,000		Hang Lung Group Ltd	320,699

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	320,699

DIVERSIFIED REITS - 4.6%
20,000		Duke Realty Corp	308,800
35,000		Retail Opportunities Investment Corp	483,700
100,000		Spirit Realty Capital, Inc	918,000
14,000		Vornado Realty Trust	1,176,840
25,000		WP Carey, Inc	1,617,500

		TOTAL DIVERSIFIED REITS	4,504,840

HOMEBUILDING - 0.3%
1,000		Taylor Woodrow plc	1,624
20,656	*	TRI Pointe Homes, Inc	303,230

		TOTAL HOMEBUILDING	304,854

HOTELS, RESORTS & CRUISE LINES - 0.4%
30,000	*	Orient-Express Hotels Ltd (Class A)	389,400

		TOTAL HOTELS, RESORTS & CRUISE LINES	389,400

INDUSTRIAL REITS - 7.4%
18,000		EastGroup Properties, Inc	1,065,780
27,000		First Industrial Realty Trust, Inc	439,290
130,000		Prologis, Inc	4,890,600
20,000		STAG Industrial, Inc	402,400
22,000		Terreno Realty Corp	390,720

		TOTAL INDUSTRIAL REITS	7,188,790

OFFICE REITS - 9.1%
38,000		Boston Properties, Inc	4,062,200
15,000		Digital Realty Trust, Inc	796,500
25,000		HRPT Properties Trust	547,750
15,000		Kilroy Realty Corp	749,250
30,000		SL Green Realty Corp	2,665,200

		TOTAL OFFICE REITS	8,820,900

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,b,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

PUBLISHING - 0.3%
8,000		Rightmove plc	306,687

		TOTAL PUBLISHING	306,687

REAL ESTATE OPERATING COMPANIES - 2.8%
17,472		Altisource Residential Corp	401,507
341,116		Thomas Properties Group, Inc	2,292,299

		TOTAL REAL ESTATE OPERATING COMPANIES	2,693,806

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE SERVICES - 0.9%
20,000		Kennedy-Wilson Holdings, Inc	$371,200
11,000	*	Realogy Holdings Corp	473,220

		TOTAL REAL ESTATE SERVICES	844,420

RESIDENTIAL REITS - 17.0%
50,000		American Campus Communities, Inc	1,707,500
37,000		AvalonBay Communities, Inc	4,702,330
10,000		BRE Properties, Inc (Class A)	507,600
50,000		Education Realty Trust, Inc	455,000
25,000		Equity Lifestyle Properties, Inc	854,250
105,000		Equity Residential	5,624,850
10,000		Essex Property Trust, Inc	1,477,000
8,000		Home Properties, Inc	462,000
16,022		Post Properties, Inc	721,310

		TOTAL RESIDENTIAL REITS	16,511,840

RETAIL REITS - 23.0%
50,000	*	Cole Real Estate Investment, Inc	613,000
105,000		DDR Corp	1,649,550
40,000		Equity One, Inc	874,400
15,000		Federal Realty Investment Trust	1,521,750
200,000		General Growth Properties, Inc	3,858,000
15,000		Regency Centers Corp	725,250
79,000		Simon Property Group, Inc	11,710,170
15,000		Tanger Factory Outlet Centers, Inc	489,750
13,000		Taubman Centers, Inc	875,030

		TOTAL RETAIL REITS	22,316,900

SECURITY & ALARM SERVICES - 1.3%
35,000		Corrections Corp of America	1,209,250

		TOTAL SECURITY & ALARM SERVICES	1,209,250

SPECIALIZED REITS - 29.1%
75,000		American Tower Corp	5,559,751
35,000		CubeSmart	624,400
35,000		Extra Space Storage, Inc	1,601,250
90,000		HCP, Inc	3,685,500
47,595		Health Care REIT, Inc	2,968,976
35,000		Healthcare Realty Trust, Inc	808,850
145,000		Host Marriott Corp	2,562,150
15,000		Potlatch Corp	595,200
24,000		Public Storage, Inc	3,853,200
20,000		RLJ Lodging Trust	469,800
115,000	*	Strategic Hotels & Resorts, Inc	998,200
55,000		Sunstone Hotel Investors, Inc	700,700
50,000		Ventas, Inc	3,075,000
25,000		Weyerhaeuser Co	715,750

		TOTAL SPECIALIZED REITS	28,218,727

		TOTAL COMMON STOCKS (Cost $85,820,827)	93,907,913

		TOTAL INVESTMENTS - 96.8% (Cost $85,820,827)	93,907,913
		OTHER ASSETS & LIABILITIES, NET - 3.2%	3,116,715

		NET ASSETS - 100.0%	$97,024,628

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.

b	In bankruptcy.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.5%
12,099		Dana Holding Corp	$276,341
690		Lear Corp	49,383
4,070		Superior Industries International, Inc	72,568
6,159	*	Tenneco, Inc	311,030

		TOTAL AUTOMOBILES & COMPONENTS	709,322

BANKS - 8.2%
14,130		Brookline Bancorp, Inc	132,963
19,300		Capitol Federal Financial	239,899
5,933		Columbia Banking System, Inc	146,545
3,727		Community Bank System, Inc	127,165
18,549		FirstMerit Corp	402,699
12,844		Home Loan Servicing Solutions Ltd	282,696
14,961		National Penn Bancshares, Inc	150,358
3,073	*	Ocwen Financial Corp	171,381
6,597		Oritani Financial Corp	108,587
5,100		PrivateBancorp, Inc	109,140
5,822		Prosperity Bancshares, Inc	360,032
9,633		Provident Financial Services, Inc	156,151
14,480	e	Radian Group, Inc	201,707
23,372		Susquehanna Bancshares, Inc	293,319
3,706	*	SVB Financial Group	320,087
1,445		UMB Financial Corp	78,521
17,907	e	Umpqua Holdings Corp	290,452
4,860		Webster Financial Corp	124,076
3,742		Wintrust Financial Corp	153,684

		TOTAL BANKS	3,849,462

CAPITAL GOODS - 8.9%
3,110		Acuity Brands, Inc	286,182
3,300		Alliant Techsystems, Inc	321,948
866		Ampco-Pittsburgh Corp	15,519
5,450		Applied Industrial Technologies, Inc	280,675
3,676		Brady Corp (Class A)	112,118
5,676		Comfort Systems USA, Inc	95,414
2,223		Cubic Corp	119,331
4,463		Curtiss-Wright Corp	209,582
557	*	DXP Enterprises, Inc	43,986
1,764	*	Dycom Industries, Inc	49,374
4,329		EnerSys	262,467
17,250		Exelis, Inc	270,997
10,287	*	Federal Signal Corp	132,394
1,882		Franklin Electric Co, Inc	74,151
910		Graco, Inc	67,395
3,256		Granite Construction, Inc	99,634
2,000		Kadant, Inc	67,180
2,040		LB Foster Co (Class A)	93,310
1,790		Lindsay Manufacturing Co	146,100
970	*	Middleby Corp	202,643
2,070	*	Moog, Inc (Class A)	121,447
2,920		Mueller Industries, Inc	162,556
4,280	*	NCI Building Systems, Inc	54,527
6,336		Pike Electric Corp	71,723
2,639	*,e	Proto Labs, Inc	201,593
3,680	*	Teledyne Technologies, Inc	312,542
1,079	*	Trex Co, Inc	53,443
3,280	*	WABCO Holdings, Inc	276,373

		TOTAL CAPITAL GOODS	4,204,604

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
3,977	*	Advisory Board Co	$236,552
2,091		Corporate Executive Board Co	151,848
1,794		Exponent, Inc	128,881
2,019		Healthcare Services Group	52,009
6,608	*	Korn/Ferry International	141,411
6,046		Rollins, Inc	160,280
10,766	*	RPX Corp	188,728
7,371	*	TrueBlue, Inc	176,978
3,549		Viad Corp	88,548
6,038	*	WageWorks, Inc	304,617

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,629,852

CONSUMER DURABLES & APPAREL - 2.1%
7,439	*,e	Beazer Homes USA, Inc	133,902
2,960		Brunswick Corp	118,134
8,827	*	CROCS, Inc	120,135
1,891		Harman International Industries, Inc	125,241
4,230	*	iRobot Corp	159,344
12,500	*	Standard-Pacific Corp	98,875
4,576	*	Steven Madden Ltd	246,326

		TOTAL CONSUMER DURABLES & APPAREL	1,001,957

CONSUMER SERVICES - 3.8%
2,496	*	Boyd Gaming Corp	35,318
10,725		Hillenbrand, Inc	293,543
4,205	*	Hyatt Hotels Corp	180,647
10,890	*	Krispy Kreme Doughnuts, Inc	210,613
3,060	*	Marriott Vacations Worldwide Corp	134,640
9,870	*	MGM Mirage	201,743
4,970	*	Multimedia Games, Inc	171,713
11,363	*	Orient-Express Hotels Ltd (Class A)	147,492
1,275		Papa John’s International, Inc	89,097
14,616		Service Corp International	272,150
1,160	*	SHFL Entertainment, Inc	26,680

		TOTAL CONSUMER SERVICES	1,763,636

DIVERSIFIED FINANCIALS - 4.3%
38,709		Apollo Investment Corp	315,478
1,276	e	Cohen & Steers, Inc	45,055
2,600		Financial Engines, Inc	154,544
1,659		Friedman Billings Ramsey Group, Inc (Class A)	39,451
4,365	e	FXCM, Inc	86,209
3,390	e	iShares Russell 2000 Index Fund	361,442
6,050		MarketAxess Holdings, Inc	363,242
4,800	*	Portfolio Recovery Associates, Inc	287,712
9,760	e	Prospect Capital Corp	109,117
9,319		TCP Capital Corp	151,154
7,890	*	WisdomTree Investments, Inc	91,603

		TOTAL DIVERSIFIED FINANCIALS	2,005,007

ENERGY - 6.0%
5,360	e	Alon USA Energy, Inc	54,726
18,300	e	Arch Coal, Inc	75,213
4,914		Bristow Group, Inc	357,543
2,400		Cimarex Energy Co	231,360
5,260		Comstock Resources, Inc	83,687
5,227		Delek US Holdings, Inc	110,237
3,146		Energy XXI Bermuda Ltd	95,009
38,374	*	Penn Virginia Corp	255,187
7,852	*	Renewable Energy Group, Inc	118,958
3,723	*	Rosetta Resources, Inc	202,755
10,720	e	RPC, Inc	165,838

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,276	*	Stone Energy Corp	$203,531
3,200	*	Swift Energy Co	36,544
4,089		Targa Resources Investments, Inc	298,333
13,299	*	Vaalco Energy, Inc	74,208
11,433		W&T Offshore, Inc	202,593
4,080	e	Western Refining, Inc	122,563
12,600	*	Willbros Group, Inc	115,668

		TOTAL ENERGY	2,803,953

FOOD & STAPLES RETAILING - 0.8%
73,330	*	Rite Aid Corp	349,051
848		Weis Markets, Inc	41,501

		TOTAL FOOD & STAPLES RETAILING	390,552

FOOD, BEVERAGE & TOBACCO - 2.4%
2,763	*,e	Annie’s, Inc	135,663
482	*,e	Boston Beer Co, Inc (Class A)	117,709
2,470	*,e	Diamond Foods, Inc	58,243
4,880		Fresh Del Monte Produce, Inc	144,838
1,761		J&J Snack Foods Corp	142,148
11,972	*	Pilgrim’s Pride Corp	201,010
4,690		Sanderson Farms, Inc	305,976

		TOTAL FOOD, BEVERAGE & TOBACCO	1,105,587

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
3,630	*	Align Technology, Inc	174,676
8,437	*	Amedisys, Inc	145,285
8,832	*	AMN Healthcare Services, Inc	121,528
1,267		Analogic Corp	104,705
3,029	*	Arthrocare Corp	107,772
2,484		Cantel Medical Corp	79,115
1,070	*	Centene Corp	68,437
3,116		Computer Programs & Systems, Inc	182,286
5,511	*	Cyberonics, Inc	279,628
4,832	*	Cynosure, Inc (Class A)	110,218
1,250	*	HealthStream, Inc	47,350
5,604		Masimo Corp	149,291
3,891	*	Medidata Solutions, Inc	384,937
1,612	*	MWI Veterinary Supply, Inc	240,768
3,300	*	NuVasive, Inc	80,817
5,036	*	Omnicell, Inc	119,252
7,800	*	Team Health Holdings, Inc	295,932
8,839	*	Thoratec Corp	329,606
2,027		Universal American Corp	15,446
2,800	*	WellCare Health Plans, Inc	195,272

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,232,321

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
882		Inter Parfums, Inc	26,451
3,870	*	Medifast, Inc	104,064
493	*,e	USANA Health Sciences, Inc	42,788

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	173,303

INSURANCE - 2.2%
658		Allied World Assurance Co Holdings Ltd	65,399
2,480		American Financial Group, Inc	134,069
13,349		Conseco, Inc	192,225
4,274		Employers Holdings, Inc	127,109
6,328		First American Financial Corp	154,087
3,029	e	HCI Group, Inc	123,704
2,720		Horace Mann Educators Corp	77,193
2,730		Platinum Underwriters Holdings Ltd	163,063

		TOTAL INSURANCE	1,036,849

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MATERIALS - 5.2%
2,866		Aptargroup, Inc	$172,333
2,500		Balchem Corp	129,375
6,400	*	Century Aluminum Co	51,520
9,210	*	Coeur d’Alene Mines Corp	110,980
8,497		Globe Specialty Metals, Inc	130,939
3,190		Kaiser Aluminum Corp	227,287
5,128		Minerals Technologies, Inc	253,169
8,328		Myers Industries, Inc	167,476
4,954	*	OM Group, Inc	167,346
1,396		Quaker Chemical Corp	101,978
10,390	*,e	Resolute Forest Products	137,356
4,289	*	RTI International Metals, Inc	137,420
5,707		Schnitzer Steel Industries, Inc (Class A)	157,171
4,918		Schweitzer-Mauduit International, Inc	297,686
768	*,e	Stillwater Mining Co	8,456
5,533		Worthington Industries, Inc	190,501

		TOTAL MATERIALS	2,440,993

MEDIA - 1.8%
5,940	*	Digital Generation, Inc	76,804
8,262	*	EW Scripps Co (Class A)	151,608
10,300		Interpublic Group of Cos, Inc	176,954
10,409	*	Journal Communications, Inc (Class A)	88,997
20,300	*	Live Nation, Inc	376,565

		TOTAL MEDIA	870,928

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
6,200	*	Acorda Therapeutics, Inc	212,536
1,527	*	Alkermes plc	51,338
4,335	*	AMAG Pharmaceuticals, Inc	93,116
17,400	*	Array Biopharma, Inc	108,228
5,930	*	Auxilium Pharmaceuticals, Inc	108,104
4,856	*,e	Cepheid, Inc	189,578
3,800	*	Genomic Health, Inc	116,204
3,379	*	Impax Laboratories, Inc	69,303
1,157	*	Jazz Pharmaceuticals plc	106,409
7,584	*	Medicines Co	254,216
740	*	Medivation, Inc	44,355
12,920	*	Orexigen Therapeutics, Inc	79,329
6,860	*	Parexel International Corp	344,578
1,150	*	Pharmacyclics, Inc	159,183
1,071	e	Questcor Pharmaceuticals, Inc	62,118
11,282	*	Santarus, Inc	254,635
7,030	*	Viropharma, Inc	276,279

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,529,509

REAL ESTATE - 8.0%
6,321		Chesapeake Lodging Trust	148,796
258		Coresite Realty	8,757
16,477		CubeSmart	293,950
13,170		DuPont Fabros Technology, Inc	339,391
4,270		EastGroup Properties, Inc	252,827
6,480		Extra Space Storage, Inc	296,460
12,800		Glimcher Realty Trust	124,800
8,340		Government Properties Income Trust	199,576
4,328		Home Properties, Inc	249,942
3,604		LTC Properties, Inc	136,880
6,890		Omega Healthcare Investors, Inc	205,804
5,894		Parkway Properties, Inc	104,736
2,459		PS Business Parks, Inc	183,491
17,848		RAIT Investment Trust	126,364
13,193		RLJ Lodging Trust	309,904
1,604		Saul Centers, Inc	74,185

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,217		Sovran Self Storage, Inc	$319,142
5,150		Sun Communities, Inc	219,493
11,537		Sunstone Hotel Investors, Inc	146,981

		TOTAL REAL ESTATE	3,741,479

RETAILING - 4.1%
790		Advance Auto Parts, Inc	65,317
2,100	*	Ann Taylor Stores Corp	76,062
3,400	*	Autonation, Inc	177,378
5,763		Big 5 Sporting Goods Corp	92,669
5,391	*	Children’s Place Retail Stores, Inc	311,923
15,558	*	Christopher & Banks Corp	112,173
15,070	*	Express Parent LLC	355,501
2,057	*	Five Below, Inc	89,994
1,660		GameStop Corp (Class A)	82,419
15,900	*	Orbitz Worldwide, Inc	153,117
3,128	*	Overstock.com, Inc	92,808
6,430		Penske Auto Group, Inc	274,754
15,800	*,e	RadioShack Corp	53,878

		TOTAL RETAILING	1,937,993

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
2,305	*	Advanced Energy Industries, Inc	40,384
3,452	*	ATMI, Inc	91,547
2,637	*	Cavium Networks, Inc	108,644
9,200	*	Cirrus Logic, Inc	208,656
24,150	*	Entropic Communications, Inc	105,777
26,706	*	Integrated Device Technology, Inc	251,571
35,808	*	Lattice Semiconductor Corp	159,704
18,483	*	Rambus, Inc	173,740
23,546	*	Silicon Image, Inc	125,736
4,578		Tessera Technologies, Inc	88,584
437	*	Ultratech, Inc	13,241

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,367,584

SOFTWARE & SERVICES - 9.7%
10,030	*	Aspen Technology, Inc	346,536
4,734	*	Commvault Systems, Inc	415,787
5,077	*	Cornerstone OnDemand, Inc	261,161
2,857		DST Systems, Inc	215,446
2,249		Forrester Research, Inc	82,673
4,230	*	Gartner, Inc	253,800
8,719	*	Infoblox, Inc	364,629
230	*	LinkedIn Corp	56,594
6,558	*	LogMeIn, Inc	203,626
3,673	*	Manhattan Associates, Inc	350,588
8,898		MAXIMUS, Inc	400,766
2,858	*	PROS Holdings, Inc	97,715
7,440	*	QLIK Technologies, Inc	254,746
2,216	*	Rally Software Development Corp	66,391
4,100	*	Seachange International, Inc	47,027
3,421	*	Sykes Enterprises, Inc	61,270
2,799		Syntel, Inc	224,200
23,446	*	TiVo, Inc	291,668
3,480	*	Trulia, Inc	163,664
1,941	*	Virtusa Corp	56,406
8,927	*	WebMD Health Corp (Class A)	255,312
2,148	*	Xoom Corp	68,328

		TOTAL SOFTWARE & SERVICES	4,538,333

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
3,250		Adtran, Inc	86,580
2,277	*	Agilysys, Inc	27,142
5,650	*	Aruba Networks, Inc	94,016
6,729	*	Audience, Inc	75,634

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,700	*	Brocade Communications Systems, Inc	$61,985
11,700	*	Calix Networks, Inc	148,941
5,263	*	Cray, Inc	126,680
4,930	*	Datalink Corp	66,654
2,621	*	Extreme Networks, Inc	13,682
1,270	*	Finisar Corp	28,740
10,867	*	Immersion Corp	143,336
17,268	*,e	InvenSense, Inc	304,262
2,024		Littelfuse, Inc	158,317
4,086	*	Plexus Corp	151,999
23,985	*	QLogic Corp	262,396
1,780	*	Ruckus Wireless, Inc	29,957
43,250	*	Sonus Networks, Inc	146,185
6,367	*	Synaptics, Inc	281,931
2,684	e	Ubiquiti Networks, Inc	90,156

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,298,593

TELECOMMUNICATION SERVICES - 0.4%
17,400	*	8x8, Inc	175,218

		TOTAL TELECOMMUNICATION SERVICES	175,218

TRANSPORTATION - 2.2%
914		Alaska Air Group, Inc	57,235
729		Amerco, Inc	134,231
5,429		Arkansas Best Corp	139,362
5,907		Matson, Inc	154,941
14,674	*	Republic Airways Holdings, Inc	174,620
16,720	*	Swift Transportation Co, Inc	337,577
3,160	*,e	YRC Worldwide, Inc	53,341

		TOTAL TRANSPORTATION	1,051,307

UTILITIES - 3.3%
6,940		American States Water Co	191,267
8,373		Avista Corp	221,047
5,034		Black Hills Corp	250,995
4,917		Empire District Electric Co	106,502
3,568	*	Genie Energy Ltd	34,966
4,631		New Jersey Resources Corp	203,996
4,898		NorthWestern Corp	220,018
3,150		Southwest Gas Corp	157,500
2,993		UNS Energy Corp	139,534

		TOTAL UTILITIES	1,525,825

		TOTAL COMMON STOCKS (Cost $37,592,137)	46,384,167

SHORT-TERM INVESTMENTS - 6.9%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6.9%
3,246,542	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,246,542

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,246,542

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,246,542)	3,246,542

		TOTAL INVESTMENTS - 105.8% (Cost $40,838,679)	49,630,709
		OTHER ASSETS & LIABILITIES, NET - (5.8)%	(2,717,748)

		NET ASSETS - 100.0%	$46,912,961

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,145,536.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.7%
325		BorgWarner, Inc	$32,952
27,434		Ford Motor Co	462,812
2,400		Harley-Davidson, Inc	154,176
7,154		Johnson Controls, Inc	296,891
292	*	Modine Manufacturing Co	4,272
991	*	Tenneco, Inc	50,045
66	*	Tesla Motors, Inc	12,766

		TOTAL AUTOMOBILES & COMPONENTS	1,013,914

BANKS - 3.4%
470		Associated Banc-Corp	7,280
196		Bank of Hawaii Corp	10,672
9,534		BB&T Corp	321,772
200		Boston Private Financial Holdings, Inc	2,220
363		CapitalSource, Inc	4,312
38		Capitol Federal Financial	472
72		Centerstate Banks of Florida, Inc	697
91	*	CIT Group, Inc	4,438
1,446		Comerica, Inc	56,842
22		Community Bank System, Inc	751
69		Cullen/Frost Bankers, Inc	4,868
1,357		Huntington Bancshares, Inc	11,209
88		IBERIABANK Corp	4,565
19,629		Keycorp	223,771
2,616		M&T Bank Corp	292,783
161		MainSource Financial Group, Inc	2,446
528	*	MGIC Investment Corp	3,844
1,477		New York Community Bancorp, Inc	22,317
145		Old National Bancorp	2,059
18		Peoples Bancorp, Inc	376
189		People’s United Financial, Inc	2,718
5,081		PNC Financial Services Group, Inc	368,119
844	*	Popular, Inc	22,138
188		PrivateBancorp, Inc	4,023
355		Provident Financial Services, Inc	5,754
6,559		Radian Group, Inc	91,367
2,378	*	Sun Bancorp, Inc	9,108
160		Susquehanna Bancshares, Inc	2,008
269	*	SVB Financial Group	23,233
31		TCF Financial Corp	443
50		UMB Financial Corp	2,717
102		United Bankshares, Inc	2,956
12,278		US Bancorp	449,129
107		Webster Financial Corp	2,732
49		Westamerica Bancorporation	2,437
1,000		Wilshire Bancorp, Inc	8,180
290		Zions Bancorporation	7,952

		TOTAL BANKS	1,982,708

CAPITAL GOODS - 7.8%
4,381		3M Co	523,135
178		A.O. Smith Corp	8,046
103		Actuant Corp (Class A)	4,000
39		Acuity Brands, Inc	3,589
5,350		Ametek, Inc	246,207

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17		Applied Industrial Technologies, Inc	$875
400	*	ArvinMeritor, Inc	3,144
90		Astec Industries, Inc	3,236
1,080		Barnes Group, Inc	37,714
200		Briggs & Stratton Corp	4,024
1,027	*	Builders FirstSource, Inc	6,039
33	*	Chart Industries, Inc	4,060
12		Clarcor, Inc	666
81	*	Colfax Corp	4,576
2,049		Cummins, Inc	272,251
5,752		Danaher Corp	398,729
4,159		Deere & Co	338,501
644		Dover Corp	57,850
3,027		Eaton Corp	208,379
6,715		Emerson Electric Co	434,460
1,660		Fastenal Co	83,415
639		Graco, Inc	47,324
117	*	Hexcel Corp	4,540
4,828		Illinois Tool Works, Inc	368,232
1,200		Ingersoll-Rand plc	77,928
80	*	Layne Christensen Co	1,597
245		Lincoln Electric Holdings, Inc	16,322
4,471		Masco Corp	95,143
59		MSC Industrial Direct Co (Class A)	4,800
1,316		Nordson Corp	96,897
1,604	*	Owens Corning, Inc	60,920
3,140		Paccar, Inc	174,772
380		Pall Corp	29,275
319		Parker Hannifin Corp	34,682
1,138		Pentair Ltd	73,902
342	*	Polypore International, Inc	14,012
1,640		Precision Castparts Corp	372,674
1,131	*	Quanta Services, Inc	31,114
883		Rockwell Automation, Inc	94,428
337		Rockwell Collins, Inc	22,869
400		Roper Industries, Inc	53,148
147		Snap-On, Inc	14,626
1,930	*	Spirit Aerosystems Holdings, Inc (Class A)	46,783
55		TAL International Group, Inc	2,570
994		Tennant Co	61,628
143		Timken Co	8,637
377	*	United Rentals, Inc	21,975
23		Valmont Industries, Inc	3,195
44		W.W. Grainger, Inc	11,515
326	*	WABCO Holdings, Inc	27,469
8		Watsco, Inc	754
264	*	WESCO International, Inc	20,204
666		Westinghouse Air Brake Technologies Corp	41,871
179		Woodward Governor Co	7,309
86		Xylem, Inc	2,402

		TOTAL CAPITAL GOODS	4,588,413

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,916	*	ACCO Brands Corp	12,722
93		Corporate Executive Board Co	6,754
160		Deluxe Corp	6,666
837		Dun & Bradstreet Corp	86,922
217		Equifax, Inc	12,987
168		HNI Corp	6,078
73	*	IHS, Inc (Class A)	8,335
190		Interface, Inc	3,770
1,174		Iron Mountain, Inc	31,722
291		Manpower, Inc	21,167
178		R.R. Donnelley & Sons Co	2,812

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,573		Robert Half International, Inc	$61,394
160	*	RPX Corp	2,805
431	*	Tetra Tech, Inc	11,159
1,709		Waste Management, Inc	70,479

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	345,772

CONSUMER DURABLES & APPAREL - 1.2%
200		Callaway Golf Co	1,424
91		Carter’s, Inc	6,906
5		Columbia Sportswear Co	301
14	*	Deckers Outdoor Corp	923
13		Hasbro, Inc	613
16	*	Iconix Brand Group, Inc	532
5,328		Mattel, Inc	223,030
72	*	Meritage Homes Corp	3,092
95	*	Mohawk Industries, Inc	12,374
200		Movado Group, Inc	8,750
4,980		Nike, Inc (Class B)	361,747
152		Oxford Industries, Inc	10,333
270		Ryland Group, Inc	10,946
71	*	Tempur-Pedic International, Inc	3,121
128		Tupperware Corp	11,055
202	*	Under Armour, Inc (Class A)	16,049
156		VF Corp	31,052
92		Whirlpool Corp	13,472

		TOTAL CONSUMER DURABLES & APPAREL	715,720

CONSUMER SERVICES - 2.4%
288	*	AFC Enterprises	12,554
55		Bob Evans Farms, Inc	3,150
200		Brinker International, Inc	8,106
75	*	Chipotle Mexican Grill, Inc (Class A)	32,152
965		Choice Hotels International, Inc	41,678
835		Darden Restaurants, Inc	38,652
13		DineEquity, Inc	897
128		Domino’s Pizza, Inc	8,698
60		Dunkin Brands Group, Inc	2,716
3,694		Marriott International, Inc (Class A)	155,370
5,556		McDonald’s Corp	534,543
69	*	Outerwall, Inc	3,449
29	*	Panera Bread Co (Class A)	4,597
333		Royal Caribbean Cruises Ltd	12,747
177	*	Sonic Corp	3,142
6,173		Starbucks Corp	475,136
1,270		Starwood Hotels & Resorts Worldwide, Inc	84,392
91		Strayer Education, Inc	3,778
6		Vail Resorts, Inc	416
91		Weight Watchers International, Inc	3,401

		TOTAL CONSUMER SERVICES	1,429,574

DIVERSIFIED FINANCIALS - 7.2%
2,432	*	American Capital Ltd	33,440
6,435		American Express Co	485,971
12,182		Bank of New York Mellon Corp	367,775
1,351		BlackRock, Inc	365,608
5,819		Capital One Financial Corp	399,998
14,645		Charles Schwab Corp	309,595
2,972		CME Group, Inc	219,571
6,687		Discover Financial Services	337,961
491		Evercore Partners, Inc (Class A)	24,172
6,420		Franklin Resources, Inc	324,531
221	*	Green Dot Corp	5,819
934	*	IntercontinentalExchange, Inc	169,446

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,094		Invesco Ltd	$162,499
466		Janus Capital Group, Inc	3,966
566		Legg Mason, Inc	18,927
171		Main Street Capital Corp	5,118
672		NASDAQ Stock Market, Inc	21,565
1,318	*	NewStar Financial, Inc	24,080
5,275		Northern Trust Corp	286,907
2,430		NYSE Euronext	102,011
176	*	PHH Corp	4,178
5,103		State Street Corp	335,522
2,941		T Rowe Price Group, Inc	211,546
123		Triangle Capital Corp	3,613

		TOTAL DIVERSIFIED FINANCIALS	4,223,819

ENERGY - 10.2%
3,155		Apache Corp	268,617
108	*	Atwood Oceanics, Inc	5,944
113	*	C&J Energy Services, Inc	2,269
2,483	*	Cameron International Corp	144,933
136	*	Carrizo Oil & Gas, Inc	5,074
1,448	*	Cheniere Energy, Inc	49,435
776		Cimarex Energy Co	74,806
2,376	*	Clean Energy Fuels Corp	30,365
246		Comstock Resources, Inc	3,914
299	*	Concho Resources, Inc	32,534
433		Contango Oil & Gas Co	15,913
1,342	*	Continental Resources, Inc	143,943
135		CVR Energy, Inc	5,200
112	*	Dawson Geophysical Co	3,637
4,550	*	Denbury Resources, Inc	83,765
4,309	*	Devon Energy Corp	248,888
2,423		EOG Resources, Inc	410,165
2,959		Equitable Resources, Inc	262,522
49	*	Exterran Holdings, Inc	1,351
2,547	*	FMC Technologies, Inc	141,155
66	*	Geospace Technologies Corp	5,564
1,203	*	Hercules Offshore, Inc	8,866
3,314		Hess Corp	256,305
1,459	*	Hornbeck Offshore Services, Inc	83,805
564	*	ION Geophysical Corp	2,933
344	*	Key Energy Services, Inc	2,508
273	*	Kinder Morgan Management LLC	20,464
6,061	*	Kodiak Oil & Gas Corp	73,096
6,653		Marathon Oil Corp	232,057
4,029		Marathon Petroleum Corp	259,145
159	*	Matrix Service Co	3,119
4,874		National Oilwell Varco, Inc	380,708
103	*	Natural Gas Services Group, Inc	2,762
1,696		Noble Corp	64,058
4,874		Noble Energy, Inc	326,607
230	*	Northern Oil And Gas, Inc	3,319
166	*	Oasis Petroleum, Inc	8,156
4,404		Occidental Petroleum Corp	411,950
307		Oceaneering International, Inc	24,941
279	*	Oil States International, Inc	28,865
259	*	PDC Energy, Inc	15,421
415	*	Petroquest Energy, Inc	1,664
4,958		Phillips 66	286,671
1,709		Pioneer Natural Resources Co	322,659
2,652		Questar Market Resources, Inc	73,434
846	*	Quicksilver Resources, Inc	1,667
1,298		Range Resources Corp	98,505
233	*	Rex Energy Corp	5,196
5		SEACOR Holdings, Inc	452

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

284	*	Solazyme, Inc	$3,059
3,208	*	Southwestern Energy Co	116,707
8,894		Spectra Energy Corp	304,442
1,071		St. Mary Land & Exploration Co	82,670
695	*	Superior Energy Services	17,403
640	*	Ultra Petroleum Corp	13,165
367	*	Unit Corp	17,062
8,935	*	Weatherford International Ltd	136,973
3,173		Western Refining, Inc	95,317
1,252	*	Whiting Petroleum Corp	74,932
4,541		Williams Cos, Inc	165,111

		TOTAL ENERGY	5,966,168

FOOD & STAPLES RETAILING - 1.1%
123		Casey’s General Stores, Inc	9,040
8		Harris Teeter Supermarkets, Inc	393
3,726		Kroger Co	150,307
3,106		Safeway, Inc	99,361
128		Spartan Stores, Inc	2,824
8,242		Sysco Corp	262,343
1,766		Whole Foods Market, Inc	103,311

		TOTAL FOOD & STAPLES RETAILING	627,579

FOOD, BEVERAGE & TOBACCO - 3.5%
125		Bunge Ltd	9,489
2,543		Campbell Soup Co	103,525
1,284		ConAgra Foods, Inc	38,956
151	*	Darling International, Inc	3,195
302		Dr Pepper Snapple Group, Inc	13,536
127		Flowers Foods, Inc	2,723
6,996		General Mills, Inc	335,248
636	*	Green Mountain Coffee Roasters, Inc	47,910
45	*	Hain Celestial Group, Inc	3,470
610		Hillshire Brands Co	18,751
168		Hormel Foods Corp	7,076
364		J.M. Smucker Co	38,235
4,790		Kellogg Co	281,317
1,396		Kraft Foods Group, Inc	73,206
51		Lancaster Colony Corp	3,993
194		McCormick & Co, Inc	12,552
715		Mead Johnson Nutrition Co	53,096
12,140		Mondelez International, Inc	381,439
7,926		PepsiCo, Inc	630,117
84		Tootsie Roll Industries, Inc	2,589

		TOTAL FOOD, BEVERAGE & TOBACCO	2,060,423

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
12,040		Abbott Laboratories	399,608
4,615		Aetna, Inc	295,452
79	*	Align Technology, Inc	3,801
648	*	Amedisys, Inc	11,159
67		AmerisourceBergen Corp	4,094
55	*	Amsurg Corp	2,183
3,211		Becton Dickinson & Co	321,164
263	*	BioScrip, Inc	2,309
97	*	Brookdale Senior Living, Inc	2,551
527	*	Centene Corp	33,707
188	*	Cerner Corp	9,879
41		Chemed Corp	2,932
1,900		Cigna Corp	146,034
55		Dentsply International, Inc	2,388
121	*	Edwards Lifesciences Corp	8,425
220	*	ExamWorks Group, Inc	5,718

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

85	*	Greatbatch, Inc	$2,893
147	*	Henry Schein, Inc	15,244
84	*	HMS Holdings Corp	1,807
1,218		Humana, Inc	113,676
418	*	Idexx Laboratories, Inc	41,654
33		Invacare Corp	570
599	*	Inverness Medical Innovations, Inc	18,311
548	*	LifePoint Hospitals, Inc	25,553
80	*	MAKO Surgical Corp	2,361
7,921		Medtronic, Inc	421,793
534	*	Molina Healthcare, Inc	19,010
70	*	MWI Veterinary Supply, Inc	10,455
61		Owens & Minor, Inc	2,110
807		Patterson Cos, Inc	32,441
35	*	Sirona Dental Systems, Inc	2,343
221	*	Vanguard Health Systems, Inc	4,643
193	*	Vocera Communications, Inc	3,590

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,969,858

HOUSEHOLD & PERSONAL PRODUCTS - 3.2%
171		Avon Products, Inc	3,523
320		Clorox Co	26,150
7,301		Colgate-Palmolive Co	432,949
2,815		Estee Lauder Cos (Class A)	196,769
227		Herbalife Ltd	15,838
3,355		Kimberly-Clark Corp	316,108
350	*	Medifast, Inc	9,411
124		Nu Skin Enterprises, Inc (Class A)	11,872
11,294		Procter & Gamble Co	853,713

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,866,333

INSURANCE - 5.8%
3,774		ACE Ltd	353,095
5,724		Aflac, Inc	354,831
105		Arthur J. Gallagher & Co	4,583
1,233		Aspen Insurance Holdings Ltd	44,745
239		Axis Capital Holdings Ltd	10,351
7,626	*	Berkshire Hathaway, Inc (Class B)	865,627
3,814		Chubb Corp	340,438
155		Endurance Specialty Holdings Ltd	8,327
6,015	*	Genworth Financial, Inc (Class A)	76,932
1,383		Marsh & McLennan Cos, Inc	60,230
1,181		Montpelier Re Holdings Ltd	30,765
107		PartnerRe Ltd	9,795
522		Platinum Underwriters Holdings Ltd	31,179
138		Primerica, Inc	5,567
3,588		Principal Financial Group	153,638
14		ProAssurance Corp	631
9,478		Progressive Corp	258,086
300		Protective Life Corp	12,765
5,033		Prudential Financial, Inc	392,473
40		RenaissanceRe Holdings Ltd	3,621
8		RLI Corp	699
18		Selective Insurance Group, Inc	441
36		Stancorp Financial Group, Inc	1,981
124		Stewart Information Services Corp	3,967
4,362		Travelers Cos, Inc	369,767

		TOTAL INSURANCE	3,394,534

MATERIALS - 4.9%
19	*	AEP Industries, Inc	1,412
3,002		Air Products & Chemicals, Inc	319,923
7,597		Alcoa, Inc	61,688

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,222	*	Allied Nevada Gold Corp	$5,108
1,205		AMCOL International Corp	39,379
204		Aptargroup, Inc	12,266
1,632		Avery Dennison Corp	71,025
611		Ball Corp	27,422
528		Bemis Co, Inc	20,597
64		Carpenter Technology Corp	3,719
350		Celanese Corp (Series A)	18,476
18	*	Clearwater Paper Corp	860
1,284		Commercial Metals Co	21,764
110		Compass Minerals International, Inc	8,390
46		Domtar Corp	3,653
287		Eastman Chemical Co	22,357
3,648		Ecolab, Inc	360,276
265	*	Flotek Industries, Inc	6,095
895		H.B. Fuller Co	40,445
182		Innophos Holdings, Inc	9,606
72		International Flavors & Fragrances, Inc	5,926
2,315		International Paper Co	103,712
97	*	Landec Corp	1,183
1,627	*	Louisiana-Pacific Corp	28,619
4,443		LyondellBasell Industries AF S.C.A	325,361
168	*	McEwen Mining, Inc	403
2,132		MeadWestvaco Corp	81,826
392		Minerals Technologies, Inc	19,353
1,091		Mosaic Co	46,935
5,408		Nucor Corp	265,100
634	*	Owens-Illinois, Inc	19,033
3,108		Praxair, Inc	373,613
22,059		Rentech, Inc	43,677
54		Rock-Tenn Co (Class A)	5,469
124		Rockwood Holdings, Inc	8,296
1,363		Royal Gold, Inc	66,324
157		Sealed Air Corp	4,269
241		Sherwin-Williams Co	43,905
2,042		Sigma-Aldrich Corp	174,183
147		Sonoco Products Co	5,724
586	*	Stillwater Mining Co	6,452
500		Tredegar Corp	13,000
580		Valspar Corp	36,789
79		Wausau Paper Corp	1,026
116		Westlake Chemical Corp	12,140
2,883		Worthington Industries, Inc	99,262

		TOTAL MATERIALS	2,846,041

MEDIA - 3.1%
1,779		Cablevision Systems Corp (Class A)	29,958
156		Cinemark Holdings, Inc	4,952
1,847	*	Digital Generation, Inc	23,882
3,920	*	Discovery Communications, Inc (Class A)	330,926
525	*	Discovery Communications, Inc (Class C)	41,013
496	*	DreamWorks Animation SKG, Inc (Class A)	14,116
83		John Wiley & Sons, Inc (Class A)	3,958
2,109	*	Journal Communications, Inc (Class A)	18,032
697	*	Liberty Global plc	52,575
3,968	*	Liberty Global plc (Class A)	314,861
690	*	Liberty Media Corp	101,534
98	*	Madison Square Garden, Inc	5,691
2,863	*	McClatchy Co (Class A)	8,589
2,180	*	New York Times Co (Class A)	27,403
149		Scripps Networks Interactive (Class A)	11,638
3,257		Time Warner Cable, Inc	363,481
7,105		Time Warner, Inc	467,580
432		Valassis Communications, Inc	12,476

		TOTAL MEDIA	1,832,665

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
100	*	Affymetrix, Inc	$620
3,803		Agilent Technologies, Inc	194,904
1,059	*	Akorn, Inc	20,841
3,353		Amgen, Inc	375,335
6,212	*	Ariad Pharmaceuticals, Inc	114,301
101	*	Auxilium Pharmaceuticals, Inc	1,841
1,947	*	Biogen Idec, Inc	468,760
10,998		Bristol-Myers Squibb Co	508,987
541	*	Cambrex Corp	7,141
555	*	Cepheid, Inc	21,667
1,275	*	Endo Pharmaceuticals Holdings, Inc	57,936
9,209	*	Gilead Sciences, Inc	578,694
1,131	*	Incyte Corp	43,148
11,520		Johnson & Johnson	998,669
1,420	*	Life Technologies Corp	106,259
14,863		Merck & Co, Inc	707,627
2,213	*	Nektar Therapeutics	23,126
1,489		PDL BioPharma, Inc	11,867
122		PerkinElmer, Inc	4,606
805	*	Salix Pharmaceuticals Ltd	53,838
839	*	Sangamo Biosciences, Inc	8,793
70		Techne Corp	5,604
317		Thermo Electron Corp	29,212
165	*	United Therapeutics Corp	13,010
1,015	*	Vertex Pharmaceuticals, Inc	76,957
94	*	Viropharma, Inc	3,694
2,319	*	Vivus, Inc	21,613
595	*	Waters Corp	63,195

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,522,245

REAL ESTATE - 3.4%
83		American Campus Communities, Inc	2,834
4,346		American Tower Corp	322,169
10,364		Annaly Capital Management, Inc	120,015
1,114		Boston Properties, Inc	119,087
1,824	*	CBRE Group, Inc	42,189
93		Colonial Properties Trust	2,092
165		Douglas Emmett, Inc	3,873
1,443		Duke Realty Corp	22,280
29		Equity One, Inc	634
1,031		Equity Residential	55,231
178		Federal Realty Investment Trust	18,058
2,363		First Industrial Realty Trust, Inc	38,446
4,832		HCP, Inc	197,870
870		Health Care REIT, Inc	54,271
89		Healthcare Realty Trust, Inc	2,057
6,311		Host Marriott Corp	111,515
15		Jones Lang LaSalle, Inc	1,309
14		Kilroy Realty Corp	699
125		LaSalle Hotel Properties	3,565
325		Liberty Property Trust	11,570
426		Macerich Co	24,043
180		Mid-America Apartment Communities, Inc	11,250
282		Piedmont Office Realty Trust, Inc	4,896
105		Post Properties, Inc	4,727
6,774		Prologis, Inc	254,838
2,100		RAIT Investment Trust	14,868
731		Ryman Hospitality Properties	25,227
2,398		Simon Property Group, Inc	355,456
1,347		Ventas, Inc	82,840
1,321		Vornado Realty Trust	111,043
17		Washington REIT	430

		TOTAL REAL ESTATE	2,019,382

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 4.8%
77		Aaron’s, Inc	$2,133
162		Advance Auto Parts, Inc	13,394
1,224		American Eagle Outfitters, Inc	17,124
316	*	Ann Taylor Stores Corp	11,445
483	*	AutoZone, Inc	204,179
149	*	Barnes & Noble, Inc	1,928
2,160	*	Bed Bath & Beyond, Inc	167,098
1,674		Best Buy Co, Inc	62,775
62	*	Cabela’s, Inc	3,908
757	*	Carmax, Inc	36,692
8		Chico’s FAS, Inc	133
650		Foot Locker, Inc	22,061
6		GameStop Corp (Class A)	298
5,189		Gap, Inc	209,013
45	*	Genesco, Inc	2,951
2,621		Genuine Parts Co	212,013
184		GNC Holdings, Inc	10,052
312		HSN, Inc	16,729
2,388		Kohl’s Corp	123,579
7,485	*	Liberty Media Holding Corp (Interactive A)	175,673
38	*	LKQ Corp	1,211
9,519		Lowe’s Companies, Inc	453,200
2,077		Macy’s, Inc	89,872
16		Men’s Wearhouse, Inc	545
625		Nordstrom, Inc	35,125
700	*	Office Depot, Inc	3,381
73	*	O’Reilly Automotive, Inc	9,314
376		Petsmart, Inc	28,674
278		Pier 1 Imports, Inc	5,426
160		Ross Stores, Inc	11,648
184	*	Sally Beauty Holdings, Inc	4,813
71	*	Shutterfly, Inc	3,967
144		Signet Jewelers Ltd	10,318
5,577		Staples, Inc	81,703
5,675		Target Corp	363,086
135		Tiffany & Co	10,344
7,126		TJX Companies, Inc	401,835
7		Williams-Sonoma, Inc	393

		TOTAL RETAILING	2,808,033

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
645	*	Advanced Energy Industries, Inc	11,300
652	*	Advanced Micro Devices, Inc	2,478
563		Analog Devices, Inc	26,489
18,714		Applied Materials, Inc	328,244
125	*	Cirrus Logic, Inc	2,835
174		Cypress Semiconductor Corp	1,625
27,197		Intel Corp	623,355
170	*	Lam Research Corp	8,702
111		Microchip Technology, Inc	4,472
134		MKS Instruments, Inc	3,563
4,943	*	ON Semiconductor Corp	36,084
706	*	RF Micro Devices, Inc	3,982
910	*	Skyworks Solutions, Inc	22,604
937	*	SunPower Corp	24,512
315	*	Teradyne, Inc	5,204
10,327		Texas Instruments, Inc	415,869

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,521,318

SOFTWARE & SERVICES - 8.9%
5,331		Accenture plc	392,575
2,318	*	Active Network, Inc	33,171
5,332	*	Adobe Systems, Inc	276,944
313	*	Angie’s List, Inc	7,042

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,001		AOL, Inc	$69,195
1,937	*	Autodesk, Inc	79,746
1,228		Broadridge Financial Solutions, Inc	38,989
4,890		CA, Inc	145,086
191	*	Cadence Design Systems, Inc	2,578
4,403	*	Cognizant Technology Solutions Corp (Class A)	361,574
847		Compuware Corp	9,486
155		Convergys Corp	2,906
49		Factset Research Systems, Inc	5,346
54		Fair Isaac Corp	2,985
239	*	Fortinet, Inc	4,842
104		Global Payments, Inc	5,312
1,099	*	Google, Inc (Class A)	962,625
883	*	Informatica Corp	34,411
4,439		International Business Machines Corp	822,014
4,063		Intuit, Inc	269,418
278	*	Liquidity Services, Inc	9,330
55	*	NetSuite, Inc	5,937
189	*	NeuStar, Inc (Class A)	9,352
49	*	OpenTable, Inc	3,429
19,089		Oracle Corp	633,182
2,442	*	QuinStreet, Inc	23,077
6,281	*	Salesforce.com, Inc	326,047
233	*	ServiceSource International LLC	2,815
123	*	SolarWinds, Inc	4,312
9,001		Symantec Corp	222,775
59		Syntel, Inc	4,726
340	*	Teradata Corp	18,850
146	*	Ultimate Software Group, Inc	21,520
150	*	Unisys Corp	3,778
11,775	*	Yahoo!, Inc	390,459

		TOTAL SOFTWARE & SERVICES	5,205,834

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
914	*	Aruba Networks, Inc	15,209
97	*	Avid Technology, Inc	582
41		Belden CDT, Inc	2,626
147	*	Benchmark Electronics, Inc	3,365
26,789		Cisco Systems, Inc	627,398
42		Cognex Corp	1,317
1,633		Corning, Inc	23,825
1,868	*	Cray, Inc	44,963
23,596		Dell, Inc	324,917
9	*	DTS, Inc	189
16,885		EMC Corp	431,581
810	*	Finisar Corp	18,330
707	*	Flextronics International Ltd	6,427
293	*	Fusion-io, Inc	3,923
16,507		Hewlett-Packard Co	346,317
345	*	Ingram Micro, Inc (Class A)	7,952
169		InterDigital, Inc	6,309
236		IPG Photonics Corp	13,289
14	*	Itron, Inc	600
462		Jabil Circuit, Inc	10,016
449		Lexmark International, Inc (Class A)	14,817
24		Molex, Inc	924
1,956		Motorola, Inc	116,147
60	*	Netgear, Inc	1,852
645	*	Oplink Communications, Inc	12,139
340		Plantronics, Inc	15,657
885	*	Polycom, Inc	9,664
494	*	QLogic Corp	5,404
8,190		Qualcomm, Inc	551,679
227	*	RealD, Inc	1,589

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

172	*	Super Micro Computer, Inc	$2,329
26	*	Tech Data Corp	1,298
184	*	TTM Technologies, Inc	1,794
87	*	Universal Display Corp	2,787
74	*	Vishay Precision Group, Inc	1,077
26,181		Xerox Corp	269,402

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,897,694

TELECOMMUNICATION SERVICES - 1.3%
9,112		CenturyTel, Inc	285,935
1,541	*	Cincinnati Bell, Inc	4,191
3,232	*	Crown Castle International Corp	236,033
16,434		Frontier Communications Corp	68,530
234	*	Level 3 Communications, Inc	6,245
252	*	SBA Communications Corp (Class A)	20,276
9,355	*	Sprint Corp	58,095
674	*	tw telecom inc (Class A)	20,129
5,000	*	Vonage Holdings Corp	15,700
7,573		Windstream Holdings, Inc	60,584

		TOTAL TELECOMMUNICATION SERVICES	775,718

TRANSPORTATION - 2.1%
89		Alaska Air Group, Inc	5,573
52		Allegiant Travel Co	5,479
195	*	Avis Budget Group, Inc	5,622
326		CH Robinson Worldwide, Inc	19,417
10,438		CSX Corp	268,674
128		Expeditors International of Washington, Inc	5,640
34	*	Genesee & Wyoming, Inc (Class A)	3,161
61		J.B. Hunt Transport Services, Inc	4,449
8	*	Kirby Corp	692
2,523		Norfolk Southern Corp	195,154
6		Ryder System, Inc	358
1,495		Union Pacific Corp	232,233
5,115		United Parcel Service, Inc (Class B)	467,357

		TOTAL TRANSPORTATION	1,213,809

UTILITIES - 4.0%
184		American States Water Co	5,071
102		American Water Works Co, Inc	4,211
2,528	*	Calpine Corp	49,119
2,497		Centerpoint Energy, Inc	59,853
3,891		Cleco Corp	174,473
4,280		Consolidated Edison, Inc	235,999
1,810		Duke Energy Corp	120,872
57		Integrys Energy Group, Inc	3,186
148		ITC Holdings Corp	13,891
103		MDU Resources Group, Inc	2,881
591		MGE Energy, Inc	32,239
197		New Jersey Resources Corp	8,678
4,346		NextEra Energy, Inc	348,375
6,308		NiSource, Inc	194,854
3,345		Northeast Utilities	137,981
162		Northwest Natural Gas Co	6,801
4,001		NV Energy, Inc	94,464
1,573		Oneok, Inc	83,872
7,735		Pepco Holdings, Inc	142,788
4,903		PG&E Corp	200,631
2,049		Piedmont Natural Gas Co, Inc	67,371
88		Pinnacle West Capital Corp	4,817
2,561		Sempra Energy	219,222
211		SJW Corp	5,912
690		South Jersey Industries, Inc	40,420
196		TECO Energy, Inc	3,242

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

77	UGI Corp	$3,013
108	Westar Energy, Inc	3,310
524	WGL Holdings, Inc	22,380
414	Wisconsin Energy Corp	16,717
1,364	Xcel Energy, Inc	37,660

	TOTAL UTILITIES	2,344,303

	TOTAL COMMON STOCKS (Cost $43,969,956)	58,171,857

	TOTAL INVESTMENTS - 99.1% (Cost $43,969,956)	58,171,857
	OTHER ASSETS & LIABILITIES, NET - 0.9%	528,604

	NET ASSETS - 100.0%	$58,700,461

Abbreviation(s):
REIT	REIT Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.2%
406		Allison Transmission Holdings, Inc	$10,170
1,234	*	American Axle & Manufacturing Holdings, Inc	24,334
1,484		BorgWarner, Inc	150,463
901		Cooper Tire & Rubber Co	27,751
2,007		Dana Holding Corp	45,840
4,101		Delphi Automotive plc	239,580
376		Dorman Products, Inc	18,631
290		Drew Industries, Inc	13,207
395	*	Federal Mogul Corp (Class A)	6,632
51,548		Ford Motor Co	869,615
280	*	Fuel Systems Solutions, Inc	5,505
10,813	*	General Motors Co	388,944
1,875		Gentex Corp	47,981
507	*	Gentherm, Inc	9,674
3,154	*	Goodyear Tire & Rubber Co	70,807
2,938		Harley-Davidson, Inc	188,737
8,952		Johnson Controls, Inc	371,508
1,212		Lear Corp	86,743
500	*	Modine Manufacturing Co	7,315
180		Remy International, Inc	3,643
355		Spartan Motors, Inc	2,155
260		Standard Motor Products, Inc	8,362
627	*	Stoneridge, Inc	6,778
280		Superior Industries International, Inc	4,992
796	*	Tenneco, Inc	40,198
1,146	*,e	Tesla Motors, Inc	221,659
552		Thor Industries, Inc	32,038
1,479	*	TRW Automotive Holdings Corp	105,467
654	*	Visteon Corp	49,469
353	*	Winnebago Industries, Inc	9,164

		TOTAL AUTOMOBILES & COMPONENTS	3,067,362

BANKS - 3.4%
180		1st Source Corp	4,846
266		1st United Bancorp, Inc	1,950
90		Access National Corp	1,283
98		American National Bankshares, Inc	2,274
283	*	Ameris Bancorp	5,202
77		Ames National Corp	1,753
430		Apollo Residential Mortgage	6,274
112	e	Arrow Financial Corp	2,862
2,146		Associated Banc-Corp	33,242
1,174		Astoria Financial Corp	14,605
110	e	Banc of California, Inc	1,521
130		Bancfirst Corp	7,029
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	7,426
1,197		Bancorpsouth, Inc	23,868
838		Bank Mutual Corp	5,254
762		Bank of Hawaii Corp	41,491
70		Bank of Kentucky Financial Corp	1,912
61		Bank of Marin Bancorp	2,535
442		Bank of the Ozarks, Inc	21,212
300		BankFinancial Corp	2,676
845		BankUnited	26,356
203		Banner Corp	7,746
50		Bar Harbor Bankshares	1,839
9,205		BB&T Corp	310,669

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

982		BBCN Bancorp, Inc	$13,512
392	*	Beneficial Mutual Bancorp, Inc	3,908
280		Berkshire Hills Bancorp, Inc	7,031
233	e	BNC Bancorp	3,108
160	*	BofI Holding, Inc	10,378
410		BOK Financial Corp	25,973
826		Boston Private Financial Holdings, Inc	9,169
75		Bridge Bancorp, Inc	1,613
771		Brookline Bancorp, Inc	7,255
86		Bryn Mawr Bank Corp	2,319
40		C&F Financial Corp	1,936
87		Camden National Corp	3,558
321	*	Capital Bank Financial Corp	7,046
101	*	Capital City Bank Group, Inc	1,190
2,970		CapitalSource, Inc	35,284
2,530		Capitol Federal Financial	31,448
286		Cardinal Financial Corp	4,728
1,028		Cathay General Bancorp	24,024
150		Center Bancorp, Inc	2,136
261		Centerstate Banks of Florida, Inc	2,526
188		Central Pacific Financial Corp	3,328
168		Century Bancorp, Inc	5,599
301		Charter Financial Corp	3,251
294		Chemical Financial Corp	8,208
2,624	*	CIT Group, Inc	127,972
101		Citizens & Northern Corp	2,014
262	e	City Holding Co	11,329
647		City National Corp	43,129
112		Clifton Savings Bancorp, Inc	1,388
105		CNB Financial Corp	1,790
395		CoBiz, Inc	3,816
674		Columbia Banking System, Inc	16,648
2,545		Comerica, Inc	100,044
1,110		Commerce Bancshares, Inc	48,629
628		Community Bank System, Inc	21,427
182		Community Trust Bancorp, Inc	7,387
130	*	CommunityOne Bancorp	1,284
732	e	Cullen/Frost Bankers, Inc	51,643
262	*,e	Customers Bancorp, Inc	4,218
1,117		CVB Financial Corp	15,102
309		Dime Community Bancshares	5,145
268	*	Doral Financial Corp	5,113
288	*	Eagle Bancorp, Inc	8,148
1,835		East West Bancorp, Inc	58,628
90		Enterprise Financial Services Corp	1,510
158		ESB Financial Corp	2,015
197		ESSA Bancorp, Inc	2,053
1,060		EverBank Financial Corp	15,879
115		Federal Agricultural Mortgage Corp (Class C)	3,839
124		Fidelity Southern Corp	1,902
11,484		Fifth Third Bancorp	207,171
126		Financial Institutions, Inc	2,578
174		First Bancorp (NC)	2,514
906	*	First Bancorp (Puerto Rico)	5,146
107		First Bancorp, Inc	1,795
625		First Busey Corp	3,256
139		First Citizens Bancshares, Inc (Class A)	28,578
1,229		First Commonwealth Financial Corp	9,328
189		First Community Bancshares, Inc	3,090
570		First Connecticut Bancorp	8,379
120		First Defiance Financial Corp	2,807
40	*,e	First Federal Bancshares of Arkansas, Inc	374
747		First Financial Bancorp	11,332
448	e	First Financial Bankshares, Inc	26,351
188		First Financial Corp	5,935
337	e	First Financial Holdings, Inc	18,589

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200		First Financial Northwest, Inc	$2,086
3,240		First Horizon National Corp	35,608
149		First Interstate Bancsystem, Inc	3,598
557		First Merchants Corp	9,653
893		First Midwest Bancorp, Inc	13,493
4,523		First Niagara Financial Group, Inc	46,904
66		First of Long Island Corp	2,564
1,528		First Republic Bank	71,251
2,172		FirstMerit Corp	47,154
255	*	Flagstar Bancorp, Inc	3,764
358		Flushing Financial Corp	6,605
2,437		FNB Corp	29,561
185		Fox Chase Bancorp, Inc	3,219
170		Franklin Financial Corp	3,223
2,887		Fulton Financial Corp	33,720
133		German American Bancorp, Inc	3,354
860		Glacier Bancorp, Inc	21,251
135		Great Southern Bancorp, Inc	3,811
185		Guaranty Bancorp	2,533
222	*,e	Hampton Roads Bankshares, Inc	315
1,366		Hancock Holding Co	42,865
610		Hanmi Financial Corp	10,108
158		Heartland Financial USA, Inc	4,402
121		Heritage Financial Corp	1,878
260	*	Heritage Oaks Bancorp	1,664
20		Hingham Institution for Savings	1,398
90	*	Home Bancorp, Inc	1,625
532		Home Bancshares, Inc	16,157
199		Home Federal Bancorp, Inc	2,503
745		Home Loan Servicing Solutions Ltd	16,397
108		HomeStreet, Inc	2,084
265	*	HomeTrust Bancshares, Inc	4,373
75		Horizon Bancorp	1,751
6,700		Hudson City Bancorp, Inc	60,635
171		Hudson Valley Holding Corp	3,211
10,738		Huntington Bancshares, Inc	88,696
463		IBERIABANK Corp	24,016
252		Independent Bank Corp	8,996
674		International Bancshares Corp	14,579
579		Investors Bancorp, Inc	12,669
227	*	Kearny Financial Corp	2,320
13,313		Keycorp	151,768
274		Lakeland Bancorp, Inc	3,083
350		Lakeland Financial Corp	11,428
1,741	e	M&T Bank Corp	194,853
216		MainSource Financial Group, Inc	3,281
661		MB Financial, Inc	18,667
107		Mercantile Bank Corp	2,330
60		Merchants Bancshares, Inc	1,737
119	*	Meridian Interstate Bancorp, Inc	2,593
198		MetroCorp Bancshares, Inc	2,724
4,168	*	MGIC Investment Corp	30,343
70		Middleburg Financial Corp	1,350
56		Midsouth Bancorp, Inc	868
90		MidWestOne Financial Group, Inc	2,314
50	*,e	NASB Financial, Inc	1,372
684		National Bank Holdings Corp	14,049
84		National Bankshares, Inc	3,015
1,529		National Penn Bancshares, Inc	15,366
243	*,e	Nationstar Mortgage Holdings, Inc	13,664
738		NBT Bancorp, Inc	16,959
5,893	e	New York Community Bancorp, Inc	89,043
758		Northfield Bancorp, Inc	9,202
80		Northrim BanCorp, Inc	1,928
1,214		Northwest Bancshares, Inc	16,049
97		OceanFirst Financial Corp	1,640

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,538	*	Ocwen Financial Corp	$85,774
596	e	OFG Bancorp	9,649
1,471		Old National Bancorp	20,888
148	*	OmniAmerican Bancorp, Inc	3,620
670		Oritani Financial Corp	11,028
154		Pacific Continental Corp	2,019
208	*	Pacific Premier Bancorp, Inc	2,796
449	e	PacWest Bancorp	15,428
165		Park National Corp	13,048
360		Park Sterling Bank	2,308
110		Peapack Gladstone Financial Corp	2,041
47		Penns Woods Bancorp, Inc	2,342
164	*	Pennsylvania Commerce Bancorp, Inc	3,446
165	*	PennyMac Financial Services, Inc	3,100
75		Peoples Bancorp, Inc	1,566
4,548		People’s United Financial, Inc	65,400
400	*	Pinnacle Financial Partners, Inc	11,924
6,943		PNC Financial Services Group, Inc	503,020
1,355	*	Popular, Inc	35,542
147	*	Preferred Bank	2,615
767		PrivateBancorp, Inc	16,414
789		Prosperity Bancshares, Inc	48,792
120		Provident Financial Holdings, Inc	1,993
753		Provident Financial Services, Inc	12,206
421	e	Provident New York Bancorp	4,585
2,407	e	Radian Group, Inc	33,530
18,532		Regions Financial Corp	171,606
323		Renasant Corp	8,776
120		Republic Bancorp, Inc (Class A)	3,306
807		Rockville Financial, Inc	10,491
100		Roma Financial Corp	1,859
300		S&T Bancorp, Inc	7,266
210		S.Y. Bancorp, Inc	5,949
250		Sandy Spring Bancorp, Inc	5,815
900	*	Seacoast Banking Corp of Florida	1,953
87		Sierra Bancorp	1,369
615	*	Signature Bank	56,285
207		Simmons First National Corp (Class A)	6,436
216	e	Southside Bancshares, Inc	5,793
383	*	Southwest Bancorp, Inc	5,672
397		State Bank & Trust Co	6,300
256		StellarOne Corp	5,760
318		Sterling Bancorp	4,366
450		Sterling Financial Corp	12,893
88	*	Suffolk Bancorp	1,559
470	*	Sun Bancorp, Inc	1,800
7,046		SunTrust Banks, Inc	228,431
2,349		Susquehanna Bancshares, Inc	29,480
591	*	SVB Financial Group	51,045
13,047		Synovus Financial Corp	43,055
137	*	Taylor Capital Group, Inc	3,035
2,148		TCF Financial Corp	30,673
150		Territorial Bancorp, Inc	3,296
505	*	Texas Capital Bancshares, Inc	23,215
956	*	TFS Financial Corp	11,443
434	*	The Bancorp, Inc	7,690
259		Tompkins Trustco, Inc	11,971
238	e	TowneBank	3,432
80		Tree.com, Inc	2,101
171		Trico Bancshares	3,895
1,974		Trustco Bank Corp NY	11,765
885		Trustmark Corp	22,656
403		UMB Financial Corp	21,899
1,383	e	Umpqua Holdings Corp	22,432
167	e	Union Bankshares Corp	3,903
757	e	United Bankshares, Inc	21,938

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

526	*	United Community Banks, Inc	$7,890
201		United Financial Bancorp, Inc	3,250
198		Univest Corp of Pennsylvania	3,732
25,074		US Bancorp	917,207
2,837	e	Valley National Bancorp	28,228
30	*,e	VantageSouth Bancshares, Inc	159
426		ViewPoint Financial Group	8,805
253	*	Virginia Commerce Bancorp	3,929
138	*	Walker & Dunlop, Inc	2,196
113		Washington Banking Co	1,589
1,416		Washington Federal, Inc	29,283
138		Washington Trust Bancorp, Inc	4,337
90	*	Waterstone Financial, Inc	914
1,184		Webster Financial Corp	30,228
64,847		Wells Fargo & Co	2,679,478
301		WesBanco, Inc	8,949
189		West Bancorporation, Inc	2,608
398	e	Westamerica Bancorporation	19,797
965	*	Western Alliance Bancorp	18,267
366		Westfield Financial, Inc	2,584
2,417		Wilshire Bancorp, Inc	19,771
461		Wintrust Financial Corp	18,933
100		WSFS Financial Corp	6,025
189	*	Yadkin Financial Corp	3,256
2,336		Zions Bancorporation	64,053

		TOTAL BANKS	8,612,399

CAPITAL GOODS - 8.4%
9,334		3M Co	1,114,573
1,080		A.O. Smith Corp	48,816
607		Aaon, Inc	16,122
468		AAR Corp	12,790
1,371	*	Accuride Corp	7,047
282		Aceto Corp	4,405
956		Actuant Corp (Class A)	37,131
572		Acuity Brands, Inc	52,635
1,391	*	Aecom Technology Corp	43,497
466	*	Aegion Corp	11,058
484	*	Aerovironment, Inc	11,180
1,275		AGCO Corp	77,036
858		Air Lease Corp	23,732
892		Aircastle Ltd	15,530
78		Alamo Group, Inc	3,815
541		Albany International Corp (Class A)	19,406
429		Alliant Techsystems, Inc	41,853
296		Altra Holdings, Inc	7,965
224	*	Ameresco, Inc	2,244
313	e	American Railcar Industries, Inc	12,279
140		American Science & Engineering, Inc	8,443
2,074	*	American Superconductor Corp	4,853
125	*	American Woodmark Corp	4,331
3,194		Ametek, Inc	146,988
79		Ampco-Pittsburgh Corp	1,416
410	*	API Technologies Corp	1,201
311		Apogee Enterprises, Inc	9,231
611		Applied Industrial Technologies, Inc	31,467
89		Argan, Inc	1,955
362		Armstrong World Industries, Inc	19,896
1,622	*	ArvinMeritor, Inc	12,749
463		Astec Industries, Inc	16,649
122	*	Astronics Corp	6,065
18	*,e	Astronics Corp (Class B)	898
376		AZZ, Inc	15,739
1,463		Babcock & Wilcox Co	49,332
677		Barnes Group, Inc	23,641
1,296	*	BE Aerospace, Inc	95,671

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

752	*	Beacon Roofing Supply, Inc	$27,726
570	*	Blount International, Inc	6,903
421	*	Bluelinx Holdings, Inc	821
10,259		Boeing Co	1,205,432
586		Brady Corp (Class A)	17,873
600		Briggs & Stratton Corp	12,072
1,363	*	Builders FirstSource, Inc	8,014
232	*	CAI International, Inc	5,399
7,608	*,e	Capstone Turbine Corp	8,977
833		Carlisle Cos, Inc	58,552
8,938		Caterpillar, Inc	745,161
405	*	Chart Industries, Inc	49,831
1,335		Chicago Bridge & Iron Co NV	90,473
230		CIRCOR International, Inc	14,301
757		Clarcor, Inc	42,036
250		Coleman Cable, Inc	5,278
1,121	*	Colfax Corp	63,325
196	*	Columbus McKinnon Corp	4,710
409		Comfort Systems USA, Inc	6,875
301	*	Commercial Vehicle Group, Inc	2,396
636		Crane Co	39,222
262		Cubic Corp	14,064
2,474		Cummins, Inc	328,720
554		Curtiss-Wright Corp	26,016
8,186		Danaher Corp	567,454
5,088		Deere & Co	414,112
979	*	DigitalGlobe, Inc	30,956
2,099		Donaldson Co, Inc	80,035
296		Douglas Dynamics, Inc	4,360
2,244		Dover Corp	201,579
139	*	Ducommun, Inc	3,987
124	*	DXP Enterprises, Inc	9,792
596	*	Dycom Industries, Inc	16,682
270		Dynamic Materials Corp	6,259
6,200		Eaton Corp	426,808
190	*	Edgen Group, Inc	1,444
923		EMCOR Group, Inc	36,117
9,429		Emerson Electric Co	610,056
255		Encore Wire Corp	10,057
404	*	Energy Recovery, Inc	2,929
649		EnerSys	39,349
206	*	Engility Holdings, Inc	6,536
100	*,e	Enphase Energy, Inc	814
277*	*	EnPro Industries, Inc	16,678
317		ESCO Technologies, Inc	10,534
388	*	Esterline Technologies Corp	30,997
2,455		Exelis, Inc	38,568
4,049		Fastenal Co	203,462
743	*	Federal Signal Corp	9,562
413	*	Flow International Corp	1,648
1,877		Flowserve Corp	117,106
2,309		Fluor Corp	163,847
2,162		Fortune Brands Home & Security, Inc	90,004
554		Franklin Electric Co, Inc	21,828
227		Freightcar America, Inc	4,694
6,474	*,e	FuelCell Energy, Inc	8,351
408	*	Furmanite Corp	4,039
763		GATX Corp	36,258
794	*,e	GenCorp, Inc	12,728
825		Generac Holdings, Inc	35,178
640		General Cable Corp	20,320
4,139		General Dynamics Corp	362,245
138,771		General Electric Co	3,315,239
726	*	Gibraltar Industries, Inc	10,353
199		Global Power Equipment Group, Inc	4,002
242		Gorman-Rupp Co	9,709
825		Graco, Inc	61,100

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,560	*,e	GrafTech International Ltd	$13,182
128		Graham Corp	4,625
466		Granite Construction, Inc	14,260
670		Great Lakes Dredge & Dock Corp	4,971
419	*	Greenbrier Cos, Inc	10,362
686		Griffon Corp	8,602
334		H&E Equipment Services, Inc	8,871
150		Hardinge, Inc	2,318
969		Harsco Corp	24,128
679	*	HD Supply Holdings, Inc	14,918
768		Heico Corp	52,024
1,310	*	Hexcel Corp	50,828
10,670		Honeywell International, Inc	886,037
186		Houston Wire & Cable Co	2,505
778		Hubbell, Inc (Class B)	81,488
656		Huntington Ingalls	44,214
78		Hurco Cos, Inc	2,017
132		Hyster-Yale Materials Handling, Inc	11,836
1,088		IDEX Corp	70,992
646	*	II-VI, Inc	12,158
4,954		Illinois Tool Works, Inc	377,842
3,895		Ingersoll-Rand plc	252,941
155		Insteel Industries, Inc	2,496
1,105		ITT Corp	39,725
1,705	*	Jacobs Engineering Group, Inc	99,197
308		John Bean Technologies Corp	7,663
1,396		Joy Global, Inc	71,252
148		Kadant, Inc	4,971
380		Kaman Corp	14,387
428		Kaydon Corp	15,203
1,895		KBR, Inc	61,853
983		Kennametal, Inc	44,825
424	*,e	KEYW Holding Corp	5,703
294	*	Kratos Defense & Security Solutions, Inc	2,434
1,180		L-3 Communications Holdings, Inc	111,510
220	*	Layne Christensen Co	4,391
111		LB Foster Co (Class A)	5,077
702		Lennox International, Inc	52,833
1,128		Lincoln Electric Holdings, Inc	75,147
170		Lindsay Manufacturing Co	13,875
101	*	LMI Aerospace, Inc	1,349
3,571		Lockheed Martin Corp	455,481
131		LSI Industries, Inc	1,106
201	*	Lydall, Inc	3,451
727	*	Manitex International, Inc	7,946
1,843		Manitowoc Co, Inc	36,086
4,628		Masco Corp	98,484
844	*	Mastec, Inc	25,573
80		Michael Baker Corp	3,238
238	*	Middleby Corp	49,721
115		Miller Industries, Inc	1,953
595	*	Moog, Inc (Class A)	34,909
1,336	*	MRC Global, Inc	35,805
705		MSC Industrial Direct Co (Class A)	57,352
447		Mueller Industries, Inc	24,885
2,364		Mueller Water Products, Inc (Class A)	18,888
209	*	MYR Group, Inc	5,079
58	e	National Presto Industries, Inc	4,084
755	*,e	Navistar International Corp	27,542
222	*	NCI Building Systems, Inc	2,828
202		NN, Inc	3,143
814		Nordson Corp	59,935
100	*	Nortek, Inc	6,871
3,277		Northrop Grumman Corp	312,167
96	*	Northwest Pipe Co	3,156
706	*	Orbital Sciences Corp	14,953

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

434	*	Orion Marine Group, Inc	$4,518
1,154	*	Oshkosh Truck Corp	56,523
1,547	*	Owens Corning, Inc	58,755
4,632		Paccar, Inc	257,817
1,472		Pall Corp	113,403
1,939		Parker Hannifin Corp	210,808
338	*	Patrick Industries, Inc	10,157
2,713		Pentair Ltd	176,182
593	*	Perini Corp	12,643
250	*	Pgt, Inc	2,478
200		Pike Electric Corp	2,264
211	*	Ply Gem Holdings, Inc	2,950
144	*	PMFG, Inc	1,066
591	*,e	Polypore International, Inc	24,213
94	*	Powell Industries, Inc	5,761
249	*	PowerSecure International, Inc	3,996
2,012		Precision Castparts Corp	457,207
28		Preformed Line Products Co	2,014
460		Primoris Services Corp	11,716
222	*,e	Proto Labs, Inc	16,959
450		Quanex Building Products Corp	8,474
2,673	*	Quanta Services, Inc	73,534
460		Raven Industries, Inc	15,047
4,503		Raytheon Co	347,046
393	*	RBC Bearings, Inc	25,895
583		Regal-Beloit Corp	39,603
2,974	*,e	Revolution Lighting Technologies, Inc	7,613
362	*	Rexnord Corp	7,530
1,820		Rockwell Automation, Inc	194,631
1,785		Rockwell Collins, Inc	121,130
1,320		Roper Industries, Inc	175,388
454	*	Rush Enterprises, Inc (Class A)	12,036
533		Simpson Manufacturing Co, Inc	17,360
738		Snap-On, Inc	73,431
283	*,e	SolarCity Corp	9,792
1,597	*	Spirit Aerosystems Holdings, Inc (Class A)	38,711
643		SPX Corp	54,424
151		Standex International Corp	8,969
2,123		Stanley Works	192,280
133	*	Sterling Construction Co, Inc	1,230
279		Sun Hydraulics Corp	10,114
444	e	TAL International Group, Inc	20,748
812	*	Taser International, Inc	12,107
241	*	Tecumseh Products Co (Class A)	2,157
466	*	Teledyne Technologies, Inc	39,577
200		Tennant Co	12,400
1,486	*	Terex Corp	49,930
246	e	Textainer Group Holdings Ltd	9,316
3,648		Textron, Inc	100,721
81	*,e	The ExOne Company	3,451
356	*	Thermon Group Holdings	8,227
1,085		Timken Co	65,534
624	e	Titan International, Inc	9,135
282	*,e	Titan Machinery, Inc	4,532
795		Toro Co	43,208
687		TransDigm Group, Inc	95,287
189	*	Trex Co, Inc	9,361
469	*	Trimas Corp	17,494
1,142		Trinity Industries, Inc	51,790
680		Triumph Group, Inc	47,750
100		Twin Disc, Inc	2,613
1,214	*,e	United Rentals, Inc	70,764
12,408		United Technologies Corp	1,337,831
233		Universal Forest Products, Inc	9,809
959		URS Corp	51,546
911	*,e	USG Corp	26,036

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

351		Valmont Industries, Inc	$48,757
200	*	Vicor Corp	1,636
778		W.W. Grainger, Inc	203,610
1,287	*	Wabash National Corp	15,006
766	*	WABCO Holdings, Inc	64,543
367		Watsco, Inc	34,597
478		Watts Water Technologies, Inc (Class A)	26,945
578	*	WESCO International, Inc	44,234
1,296		Westinghouse Air Brake Technologies Corp	81,480
880		Woodward Governor Co	35,930
710	*	Xerium Technologies, Inc	8,229
2,461		Xylem, Inc	68,736

		TOTAL CAPITAL GOODS	21,335,933

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	17,436
611		Acacia Research (Acacia Technologies)	14,090
1,386	*	ACCO Brands Corp	9,203
217		Acorn Energy, Inc	1,280
335		Administaff, Inc	12,596
3,151		ADT Corp	128,120
466	*	Advisory Board Co	27,718
200		American Ecology Corp	6,026
412	*	ARC Document Solutions, Inc	1,891
97		Barrett Business Services, Inc	6,529
550		Brink’s Co	15,565
297	*	Casella Waste Systems, Inc (Class A)	1,708
854	*	CBIZ, Inc	6,354
100		CDI Corp	1,531
131		Ceco Environmental Corp	1,844
676	*,e	Cenveo, Inc	1,994
1,396		Cintas Corp	71,475
890	*	Clean Harbors, Inc	52,207
100	*	Consolidated Graphics, Inc	5,606
1,065	*	Coolbrands International, Inc	646
1,448	*	Copart, Inc	46,032
451		Corporate Executive Board Co	32,752
1,489		Corrections Corp of America	51,445
120	*	Costa, Inc	2,282
73		Courier Corp	1,155
1,387	e	Covanta Holding Corp	29,654
167	*	CRA International, Inc	3,109
649		Deluxe Corp	27,037
535		Dun & Bradstreet Corp	55,560
236	*	EnerNOC, Inc	3,538
269		Ennis, Inc	4,853
1,581		Equifax, Inc	94,623
172		Exponent, Inc	12,356
148	*	Franklin Covey Co	2,657
571	*	FTI Consulting, Inc	21,584
387		G & K Services, Inc (Class A)	23,371
889		Geo Group, Inc	29,559
191	*	GP Strategies Corp	5,008
825		Healthcare Services Group	21,252
200		Heidrick & Struggles International, Inc	3,812
380	*	Heritage-Crystal Clean, Inc	6,848
1,006		Herman Miller, Inc	29,355
567		HNI Corp	20,514
279	*	Huron Consulting Group, Inc	14,678
209	*	ICF International, Inc	7,401
2,113	*	ICO Global Communications Holdings Ltd	4,099
863	*	IHS, Inc (Class A)	98,537
582	*	Innerworkings, Inc	5,715
897		Interface, Inc	17,796
110		Intersections, Inc	965

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,231		Iron Mountain, Inc	$60,282
995		KAR Auction Services, Inc	28,069
300		Kelly Services, Inc (Class A)	5,841
366		Kforce, Inc	6,474
300		Kimball International, Inc (Class B)	3,327
1,055		Knoll, Inc	17,872
641	*	Korn/Ferry International	13,717
1,020		Manpower, Inc	74,195
274		McGrath RentCorp	9,782
352		Mine Safety Appliances Co	18,167
172	*	Mistras Group, Inc	2,924
505	*	Mobile Mini, Inc	17,200
105		Multi-Color Corp	3,563
631	*	Navigant Consulting, Inc	9,755
2,862		Nielsen Holdings NV	104,320
113		NL Industries, Inc	1,283
817	*,e	Odyssey Marine Exploration, Inc	2,459
549	*	On Assignment, Inc	18,117
295	*	Performant Financial Corp	3,221
2,619	e	Pitney Bowes, Inc	47,640
313		Quad	9,503
2,354		R.R. Donnelley & Sons Co	37,193
3,548		Republic Services, Inc	118,361
514		Resources Connection, Inc	6,975
1,842		Robert Half International, Inc	71,893
772		Rollins, Inc	20,466
421	*	RPX Corp	7,380
100		Schawk, Inc (Class A)	1,484
189	*	Standard Parking Corp	5,082
1,106		Steelcase, Inc (Class A)	18,382
1,147	*	Stericycle, Inc	132,364
390	*	Team, Inc	15,502
804	*	Tetra Tech, Inc	20,816
159		TMS International Corp	2,773
854		Towers Watson & Co	91,344
220	*	TRC Cos, Inc	1,628
550	*	TrueBlue, Inc	13,205
224		Unifirst Corp	23,390
612		United Stationers, Inc	26,622
1,985	*	Verisk Analytics, Inc	128,946
263		Viad Corp	6,562
48		VSE Corp	2,254
326	*	WageWorks, Inc	16,447
1,597		Waste Connections, Inc	72,520
6,127		Waste Management, Inc	252,677
279		West Corp	6,185

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,619,528

CONSUMER DURABLES & APPAREL - 1.6%
148		Arctic Cat, Inc	8,443
140		Bassett Furniture Industries, Inc	2,267
556	*,e	Beazer Homes USA, Inc	10,008
150	e	Blyth, Inc	2,075
1,238		Brunswick Corp	49,409
806	e	Callaway Golf Co	5,739
778		Carter’s, Inc	59,042
72	*	Cavco Industries, Inc	4,100
271	*	Clarus Corp	3,295
3,990		Coach, Inc	217,575
273	e	Columbia Sportswear Co	16,443
1,231	*	CROCS, Inc	16,754
46		CSS Industries, Inc	1,104
110		Culp, Inc	2,058
474	*,e	Deckers Outdoor Corp	31,246
3,689		DR Horton, Inc	71,677

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

279	e	Ethan Allen Interiors, Inc	$7,776
1,572	*	Fifth & Pacific Cos, Inc	39,504
60		Flexsteel Industries, Inc	1,498
683	*	Fossil Group, Inc	79,392
1,610	*,e	Garmin Ltd	72,756
205	*	G-III Apparel Group Ltd	11,191
1,270		Hanesbrands, Inc	79,134
932		Harman International Industries, Inc	61,726
1,546	e	Hasbro, Inc	72,878
477	*	Helen of Troy Ltd	21,083
140		Hooker Furniture Corp	2,093
1,946	*,e	Hovnanian Enterprises, Inc (Class A)	10,178
784	*	Iconix Brand Group, Inc	26,045
429	*	iRobot Corp	16,160
257	e	Jakks Pacific, Inc	1,154
1,456	*	Jarden Corp	70,470
1,084		Jones Apparel Group, Inc	16,271
1,193	e	KB Home	21,498
978		La-Z-Boy, Inc	22,210
636	*,e	Leapfrog Enterprises, Inc	5,991
1,876		Leggett & Platt, Inc	56,561
2,133	e	Lennar Corp (Class A)	75,508
193	*	Libbey, Inc	4,590
112		Lifetime Brands, Inc	1,713
385	*	M/I Homes, Inc	7,939
300	*	Maidenform Brands, Inc	7,047
4,530		Mattel, Inc	189,626
441		MDC Holdings, Inc	13,234
475	*	Meritage Homes Corp	20,401
2,643	*	Michael Kors Holdings Ltd	196,956
785	*	Mohawk Industries, Inc	102,246
200		Movado Group, Inc	8,750
66		Nacco Industries, Inc (Class A)	3,658
398	*	Nautilus, Inc	2,874
3,773		Newell Rubbermaid, Inc	103,758
9,468		Nike, Inc (Class B)	687,756
66	*	NVR, Inc	60,667
200		Oxford Industries, Inc	13,596
161		Perry Ellis International, Inc	3,033
1,044		Phillips-Van Heusen Corp	123,912
881		Polaris Industries, Inc	113,808
567		Pool Corp	31,826
5,088		Pulte Homes, Inc	83,952
1,598	*	Quiksilver, Inc	11,234
787		Ralph Lauren Corp	129,643
101		RG Barry Corp	1,910
602		Ryland Group, Inc	24,405
602	*	Skechers U.S.A., Inc (Class A)	18,728
208	*	Skullcandy, Inc	1,285
1,107	*,e	Smith & Wesson Holding Corp	12,166
1,997	*	Standard-Pacific Corp	15,796
648	*	Steven Madden Ltd	34,882
365	e	Sturm Ruger & Co, Inc	22,860
415	*	Taylor Morrison Home Corp	9,400
798	*	Tempur-Pedic International, Inc	35,080
2,217	*	Toll Brothers, Inc	71,897
186	*	TRI Pointe Homes, Inc	2,730
628	*	Tumi Holdings, Inc	12,654
709		Tupperware Corp	61,236
1,101	*	Under Armour, Inc (Class A)	87,474
340	*	Unifi, Inc	7,942
166	*	Universal Electronics, Inc	5,981
246	*,e	Vera Bradley, Inc	5,058
1,149		VF Corp	228,708
60		Weyco Group, Inc	1,699
1,018		Whirlpool Corp	149,076
183	*	William Lyon Homes, Inc	3,719
659		Wolverine World Wide, Inc	38,374
939	*	Zagg, Inc	4,226

		TOTAL CONSUMER DURABLES & APPAREL	4,051,817

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
306	*	AFC Enterprises	$13,339
224	*	American Public Education, Inc	8,467
1,296	*	Apollo Group, Inc (Class A)	26,970
159	*	Ascent Media Corp (Series A)	12,819
569	*	Bally Technologies, Inc	41,002
298	*	BJ’s Restaurants, Inc	8,559
725	*	Bloomin’ Brands, Inc	17,117
379		Bob Evans Farms, Inc	21,705
1,324	*	Boyd Gaming Corp	18,735
141	*	Bravo Brio Restaurant Group, Inc	2,129
234	*	Bridgepoint Education, Inc	4,221
167	*	Bright Horizons Family Solutions	5,984
931		Brinker International, Inc	37,733
246	*	Buffalo Wild Wings, Inc	27,360
1,316		Burger King Worldwide, Inc	25,688
540	*,e	Caesars Entertainment Corp	10,643
202	*	Capella Education Co	11,425
812	*	Career Education Corp	2,241
5,652		Carnival Corp	184,481
200		Carriage Services, Inc	3,880
288		CBRL Group, Inc	29,733
272		CEC Entertainment, Inc	12,474
746		Cheesecake Factory	32,787
442	*	Chipotle Mexican Grill, Inc (Class A)	189,485
370		Choice Hotels International, Inc	15,980
250		Churchill Downs, Inc	21,630
215	*	Chuy’s Holdings, Inc	7,716
1,059	*,e	Corinthian Colleges, Inc	2,319
1,863		Darden Restaurants, Inc	86,238
136	*	Del Frisco’s Restaurant Group, Inc	2,743
949	*	Denny’s Corp	5,808
854	e	DeVry, Inc	26,098
247	*	Diamond Resorts International, Inc	4,646
223		DineEquity, Inc	15,387
767		Domino’s Pizza, Inc	52,118
1,398		Dunkin Brands Group, Inc	63,273
519	*,e	Education Management Corp	4,733
200	*	Fiesta Restaurant Group, Inc	7,532
595	*	Grand Canyon Education, Inc	23,967
3,570		H&R Block, Inc	95,176
856		Hillenbrand, Inc	23,429
715	*	Hyatt Hotels Corp	30,716
80	*	Ignite Restaurant Group, Inc	1,242
3,498		International Game Technology	66,217
548		International Speedway Corp (Class A)	17,700
474		Interval Leisure Group, Inc	11,201
244	*	Isle of Capri Casinos, Inc	1,845
351	*,e	ITT Educational Services, Inc	10,881
678	*	Jack in the Box, Inc	27,120
147	*	Jamba, Inc	1,967
310	*,e	K12, Inc	9,573
865	*	Krispy Kreme Doughnuts, Inc	16,729
5,127		Las Vegas Sands Corp	340,535
545	*	Life Time Fitness, Inc	28,051
798	*	LifeLock, Inc	11,834
288		Lincoln Educational Services Corp	1,328
140		Mac-Gray Corp	2,038
200		Marcus Corp	2,906
3,054		Marriott International, Inc (Class A)	128,451
345	*	Marriott Vacations Worldwide Corp	15,180
367		Matthews International Corp (Class A)	13,975
13,534		McDonald’s Corp	1,302,106
5,009	*	MGM Mirage	102,384
200	*	Monarch Casino & Resort, Inc	3,796

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

510	*	Morgans Hotel Group Co	$3,922
322	*	Multimedia Games, Inc	11,125
30	*	Nathan’s Famous, Inc	1,583
354	*	Norwegian Cruise Line Holdings Ltd	10,921
1,101	*	Orient-Express Hotels Ltd (Class A)	14,291
397	*,e	Outerwall, Inc	19,846
374	*	Panera Bread Co (Class A)	59,290
263		Papa John’s International, Inc	18,378
861	*	Penn National Gaming, Inc	47,665
793	*	Pinnacle Entertainment, Inc	19,865
150	*	Red Robin Gourmet Burgers, Inc	10,665
674		Regis Corp	9,894
2,109		Royal Caribbean Cruises Ltd	80,733
779	*	Ruby Tuesday, Inc	5,843
473		Ruth’s Chris Steak House, Inc	5,610
774	*	Scientific Games Corp (Class A)	12,516
402		SeaWorld Entertainment, Inc	11,911
2,758		Service Corp International	51,354
646	*	SHFL Entertainment, Inc	14,858
1,104		Six Flags Entertainment Corp	37,304
729	*	Sonic Corp	12,940
897		Sotheby’s (Class A)	44,070
164		Speedway Motorsports, Inc	2,936
9,810		Starbucks Corp	755,076
2,550		Starwood Hotels & Resorts Worldwide, Inc	169,448
24	*	Steak N Shake Co	9,904
185	*	Steiner Leisure Ltd	10,810
1,142		Stewart Enterprises, Inc (Class A)	15,006
171	e	Strayer Education, Inc	7,100
823		Texas Roadhouse, Inc (Class A)	21,628
250		Town Sports International Holdings, Inc	3,245
228		Universal Technical Institute, Inc	2,766
437		Vail Resorts, Inc	30,319
356	e	Weight Watchers International, Inc	13,304
3,949	e	Wendy’s	33,488
698	*	WMS Industries, Inc	18,113
1,783		Wyndham Worldwide Corp	108,710
1,043		Wynn Resorts Ltd	164,804
5,898		Yum! Brands, Inc	421,058

		TOTAL CONSUMER SERVICES	5,647,844

DIVERSIFIED FINANCIALS - 6.4%
713	*	Affiliated Managers Group, Inc	130,222
4,010	*	American Capital Ltd	55,137
12,836		American Express Co	969,375
2,644		Ameriprise Financial, Inc	240,816
2,935		Apollo Investment Corp	23,920
3,521		Ares Capital Corp	60,878
167		Artisan Partners Asset Management, Inc	8,744
144,995		Bank of America Corp	2,000,931
15,252		Bank of New York Mellon Corp	460,458
1,263		BGC Partners, Inc (Class A)	7,136
942		BlackRock Kelso Capital Corp	8,940
1,712		BlackRock, Inc	463,301
200		Calamos Asset Management, Inc (Class A)	1,998
7,633		Capital One Financial Corp	524,692
188		Capital Southwest Corp	6,431
400		Cash America International, Inc	18,112
1,112		CBOE Holdings, Inc	50,296
15,247		Charles Schwab Corp	322,322
40,932		Citigroup, Inc	1,985,611
4,197		CME Group, Inc	310,074
207	e	Cohen & Steers, Inc	7,309
888	*	Cowen Group, Inc	3,064
98	*	Credit Acceptance Corp	10,859
22		Diamond Hill Investment Group, Inc	2,353

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

6,807		Discover Financial Services	$344,026
586	*	Dollar Financial Corp	6,440
3,622	*	E*Trade Financial Corp	59,763
1,602		Eaton Vance Corp	62,206
302	*,e	Encore Capital Group, Inc	13,850
364		Evercore Partners, Inc (Class A)	17,920
545	*	Ezcorp, Inc (Class A)	9,200
163	*	FBR & Co	4,370
1,318	e	Federated Investors, Inc (Class B)	35,797
149		Fidus Investment Corp	2,891
1,653	*	Fifth Street Finance Corp	17,009
642		Financial Engines, Inc	38,160
363	*	First Cash Financial Services, Inc	21,036
641	*	First Marblehead Corp	526
110	*	Firsthand Technology Value Fund, Inc	2,693
5,741		Franklin Resources, Inc	290,208
208		Friedman Billings Ramsey Group, Inc (Class A)	4,946
482	e	FXCM, Inc	9,519
69		GAMCO Investors, Inc (Class A)	5,239
704		GFI Group, Inc	2,781
239		Gladstone Capital Corp	2,086
252		Gladstone Investment Corp	1,777
6,207		Goldman Sachs Group, Inc	982,010
450	e	Golub Capital BDC, Inc	7,803
276	*	Green Dot Corp	7,267
354		Greenhill & Co, Inc	17,658
240	*,e	GSV Capital Corp	3,557
808	e	Hercules Technology Growth Capital, Inc	12,322
409		HFF, Inc (Class A)	10,245
80	e	Horizon Technology Finance Corp	1,066
987		ING US, Inc	28,830
610		Interactive Brokers Group, Inc (Class A)	11,450
1,030	*	IntercontinentalExchange, Inc	186,863
153	*	International Assets Holding Corp	3,129
405	*	Internet Capital Group, Inc	5,747
5,829		Invesco Ltd	185,945
524	*	Investment Technology Group, Inc	8,237
5,850	e	iShares Russell 3000 Index Fund	591,669
2,289	e	Janus Capital Group, Inc	19,479
173		JMP Group, Inc	1,071
50,771		JPMorgan Chase & Co	2,624,353
240	e	KCAP Financial, Inc	2,155
241	*	KCG Holdings, Inc	2,089
1,144	*	Ladenburg Thalmann Financial Services, Inc	2,071
1,683		Lazard Ltd (Class A)	60,622
1,523	e	Legg Mason, Inc	50,929
3,959		Leucadia National Corp	107,843
741		LPL Financial Holdings, Inc	28,388
459		Main Street Capital Corp	13,738
175		Manning & Napier, Inc	2,919
463		MarketAxess Holdings, Inc	27,799
102		Marlin Business Services Corp	2,546
778		MCG Capital Corp	3,921
175		Medallion Financial Corp	2,604
212		Medley Capital Corp	2,923
2,549		Moody’s Corp	179,271
20,806		Morgan Stanley	560,722
1,580	*	MSCI, Inc (Class A)	63,611
407		MVC Capital, Inc	5,315
1,500		NASDAQ Stock Market, Inc	48,135
320		Nelnet, Inc (Class A)	12,304
413		New Mountain Finance Corp	5,951
341	*	NewStar Financial, Inc	6,230
300		NGP Capital Resources Co	2,229
120	e	Nicholas Financial, Inc	1,955
3,140		Northern Trust Corp	170,785
3,187		NYSE Euronext	133,790
116		Oppenheimer Holdings, Inc	2,061
725		PennantPark Investment Corp	8,163

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

639	*,e	PHH Corp	$15,170
272	*	Pico Holdings, Inc	5,892
236	*	Piper Jaffray Cos	8,092
666	*	Portfolio Recovery Associates, Inc	39,920
3,190	e	Prospect Capital Corp	35,664
90		Pzena Investment Management, Inc (Class A)	610
1,591		Raymond James Financial, Inc	66,297
60	*	Regional Management Corp	1,908
150		Resource America, Inc (Class A)	1,205
219	*	Safeguard Scientifics, Inc	3,436
1,892		SEI Investments Co	58,482
5,829		SLM Corp	145,142
586		Solar Capital Ltd	12,992
125		Solar Senior Capital Ltd	2,260
6,283		State Street Corp	413,107
154	e	Stellus Capital Investment Corp	2,307
831	*	Stifel Financial Corp	34,254
289	*	SWS Group, Inc	1,613
3,446		T Rowe Price Group, Inc	247,871
343		TCP Capital Corp	5,563
3,143		TD Ameritrade Holding Corp	82,284
343		THL Credit, Inc	5,358
692	e	TICC Capital Corp	6,747
517		Triangle Capital Corp	15,184
80	*	Virtus Investment Partners, Inc	13,011
1,207		Waddell & Reed Financial, Inc (Class A)	62,136
462	*	Walter Investment Management Corp	18,267
61		Westwood Holdings Group, Inc	2,931
1,321	*	WisdomTree Investments, Inc	15,337
174	*,e	World Acceptance Corp	15,646

		TOTAL DIVERSIFIED FINANCIALS	16,183,878

ENERGY - 9.5%
2,642	*,e	Abraxas Petroleum Corp	6,790
30		Adams Resources & Energy, Inc	1,665
429	e	Alon USA Energy, Inc	4,380
3,062	*	Alpha Natural Resources, Inc	18,250
1,985	*,e	Amyris Biotechnologies, Inc	4,585
6,473		Anadarko Petroleum Corp	601,924
5,227		Apache Corp	445,027
180	*	APCO Argentina, Inc	2,567
503	*,e	Approach Resources, Inc	13,219
3,374	e	Arch Coal, Inc	13,867
814	*	Atwood Oceanics, Inc	44,803
5,653		Baker Hughes, Inc	277,562
658	*	Basic Energy Services, Inc	8,317
662		Berry Petroleum Co (Class A)	28,552
901	*,e	Bill Barrett Corp	22,624
412		Bolt Technology Corp	7,437
517	*,e	Bonanza Creek Energy, Inc	24,950
3,876	*,e	BPZ Energy, Inc	7,558
590		Bristow Group, Inc	42,928
929	*,e	C&J Energy Services, Inc	18,654
5,530		Cabot Oil & Gas Corp	206,380
4,328	*,e	Cal Dive International, Inc	8,872
1,747	*	Callon Petroleum Co	9,556
3,191	*	Cameron International Corp	186,259
324	e	CARBO Ceramics, Inc	32,112
714	*	Carrizo Oil & Gas, Inc	26,639
3,164	*	Cheniere Energy, Inc	108,019
7,605		Chesapeake Energy Corp	196,817
25,733		Chevron Corp	3,126,560
1,183		Cimarex Energy Co	114,041
90	*	Clayton Williams Energy, Inc	4,722
839	*,e	Clean Energy Fuels Corp	10,722
755	*	Cloud Peak Energy, Inc	11,076

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,599	*	Cobalt International Energy, Inc	$89,471
599		Comstock Resources, Inc	9,530
1,328	*	Concho Resources, Inc	144,500
16,036		ConocoPhillips	1,114,662
2,890		Consol Energy, Inc	97,248
228		Contango Oil & Gas Co	8,379
560	*,e	Continental Resources, Inc	60,066
1,695	*	Crimson Exploration, Inc	5,102
628		Crosstex Energy, Inc	13,119
212		CVR Energy, Inc	8,166
213	*	Dawson Geophysical Co	6,916
486		Delek US Holdings, Inc	10,250
4,935	*	Denbury Resources, Inc	90,853
5,192	*	Devon Energy Corp	299,890
904		Diamond Offshore Drilling, Inc	56,337
393	*	Diamondback Energy, Inc	16,758
994	*	Dresser-Rand Group, Inc	62,026
510	*	Dril-Quip, Inc	58,522
1,061	*	Emerald Oil, Inc	7,629
780	*,e	Endeavour International Corp	4,173
915		Energen Corp	69,897
1,096		Energy XXI Bermuda Ltd	33,099
3,539		EOG Resources, Inc	599,082
422	*	EPL Oil & Gas, Inc	15,660
1,667		Equal Energy Ltd	7,852
1,921		Equitable Resources, Inc	170,431
272	*	Era Group, Inc	7,393
468	*	Evolution Petroleum Corp	5,270
2,917	e	EXCO Resources, Inc	19,661
747	*	Exterran Holdings, Inc	20,595
59,590	d	Exxon Mobil Corp	5,127,124
3,113	*	FMC Technologies, Inc	172,522
1,851	*,e	Forest Oil Corp	11,291
772	*	Forum Energy Technologies, Inc	20,852
743	*,e	Frontline Ltd	1,969
1,633	*,e	FX Energy, Inc	5,618
291		GasLog Ltd	4,345
1,809	*	Gastar Exploration Ltd	7,146
164	*	Geospace Technologies Corp	13,825
690	*	Global Geophysical Services, Inc	1,870
764	e	Golar LNG Ltd	28,780
555	*,e	Goodrich Petroleum Corp	13,481
569		Green Plains Renewable Energy, Inc	9,132
190		Gulf Island Fabrication, Inc	4,657
359		Gulfmark Offshore, Inc	18,270
1,126	*	Gulfport Energy Corp	72,447
4,352	*,e	Halcon Resources Corp	19,279
649		Hallador Petroleum Co	4,738
12,441		Halliburton Co	599,034
1,341	*	Helix Energy Solutions Group, Inc	34,021
1,306		Helmerich & Payne, Inc	90,049
2,303	*	Hercules Offshore, Inc	16,973
3,937		Hess Corp	304,488
2,662		Holly Corp	112,097
613	*	Hornbeck Offshore Services, Inc	35,211
1,704	*	ION Geophysical Corp	8,861
13	*	Isramco, Inc	1,611
2,045	*	Key Energy Services, Inc	14,908
8,686		Kinder Morgan, Inc	308,961
1,319	*,e	KiOR, Inc (Class A)	3,720
185		Knightsbridge Tankers Ltd	1,881
3,714	*	Kodiak Oil & Gas Corp	44,791
1,238	*	Kosmos Energy LLC	12,727
3,066	*,e	L&L Energy, Inc	3,894
747	*	Laredo Petroleum Holdings, Inc	22,171
3,031	*,e	Magnum Hunter Resources Corp	18,701

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

9,298		Marathon Oil Corp	$324,314
4,259		Marathon Petroleum Corp	273,939
1,143	*	Matador Resources Co	18,665
440	*	Matrix Service Co	8,633
2,913	*	McDermott International, Inc	21,644
783	*,e	Midstates Petroleum Co, Inc	4,017
1,226	*,e	Miller Petroleum, Inc	8,901
120	*	Mitcham Industries, Inc	1,835
2,523		Murphy Oil Corp	152,187
4,057		Nabors Industries Ltd	65,155
5,535		National Oilwell Varco, Inc	432,339
351	*	Natural Gas Services Group, Inc	9,414
1,672	*	Newfield Exploration Co	45,763
1,250	*	Newpark Resources, Inc	15,825
4,703		Noble Energy, Inc	315,148
1,154	e	Nordic American Tanker Shipping	9,509
911	*,e	Northern Oil And Gas, Inc	13,146
1,688	*,e	Nuverra Environmental Solutions, Inc	3,866
1,205*	*	Oasis Petroleum, Inc	59,202
10,762		Occidental Petroleum Corp	1,006,677
1,376		Oceaneering International, Inc	111,786
721*	*	Oil States International, Inc	74,595
85		Panhandle Oil and Gas, Inc (Class A)	2,404
1,722	*	Parker Drilling Co	9,815
1,923		Patterson-UTI Energy, Inc	41,114
332	e	PBF Energy, Inc	7,453
540	*	PDC Energy, Inc	32,152
3,457		Peabody Energy Corp	59,633
1,680	*	Penn Virginia Corp	11,172
815	*	Petroquest Energy, Inc	3,268
149	*	PHI, Inc	5,619
8,265		Phillips 66	477,882
1,260	*	Pioneer Energy Services Corp	9,463
1,821		Pioneer Natural Resources Co	343,805
2,264		Questar Market Resources, Inc	62,690
2,381	*,e	Quicksilver Resources, Inc	4,691
2,070		Range Resources Corp	157,092
376	*	Renewable Energy Group, Inc	5,696
1,056	*	Resolute Energy Corp	8,828
727	*	Rex Energy Corp	16,212
92	*	Rex Stores Corp	2,828
354	*	RigNet, Inc	12,822
760	*	Rosetta Resources, Inc	41,390
1,533	*	Rowan Cos plc	56,292
1,354	e	RPC, Inc	20,946
717	*,e	Sanchez Energy Corp	18,936
7,671	*,e	SandRidge Energy, Inc	44,952
17,436		Schlumberger Ltd	1,540,645
2,117		Scorpio Tankers, Inc	20,662
272		SEACOR Holdings, Inc	24,600
4,540	e	Seadrill Ltd	204,663
666		SemGroup Corp	37,975
1,204	e	Ship Finance International Ltd	18,385
1,127	*,e	Solazyme, Inc	12,138
4,435	*	Southwestern Energy Co	161,345
8,728		Spectra Energy Corp	298,759
844		St. Mary Land & Exploration Co	65,148
929	*	Stone Energy Corp	30,127
2,001	*	Superior Energy Services	50,105
652	*	Swift Energy Co	7,446
1,246	*	Synergy Resources Corp	12,148
467		Targa Resources Investments, Inc	34,072
480		Teekay Corp	20,520
800	e	Teekay Tankers Ltd (Class A)	2,096
746	*	Tesco Corp	12,361
1,780		Tesoro Corp	78,284
1,305	*	Tetra Technologies, Inc	16,352

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

784		TGC Industries, Inc	$6,186
645		Tidewater, Inc	38,242
1,272	*	Triangle Petroleum Corp	12,491
2,005	*,e	Ultra Petroleum Corp	41,243
786	*	Unit Corp	36,541
1,254	*,e	Uranium Energy Corp	2,821
7,767	*,e	Ur-Energy, Inc	9,010
1,418	*	Vaalco Energy, Inc	7,912
7,182		Valero Energy Corp	245,265
5,036	*	Vantage Drilling Co	8,712
927		W&T Offshore, Inc	16,426
2,335	*	Warren Resources, Inc	6,842
714	e	Western Refining, Inc	21,449
125	*	Westmoreland Coal Co	1,647
1,492	*	Whiting Petroleum Corp	89,296
1,032	*	Willbros Group, Inc	9,474
8,826		Williams Cos, Inc	320,913
997		World Fuel Services Corp	37,198
2,575	*	WPX Energy, Inc	49,595
2,938	*,e	ZaZa Energy Corp	3,379

		TOTAL ENERGY	23,967,604

FOOD & STAPLES RETAILING - 2.0%
324		Andersons, Inc	22,648
15		Arden Group, Inc (Class A)	1,950
496		Casey’s General Stores, Inc	36,456
300	*	Chefs’ Warehouse Holdings, Inc	6,930
5,903		Costco Wholesale Corp	679,553
16,355		CVS Corp	928,146
205	*,e	Fairway Group Holdings Corp	5,240
538	*	Fresh Market, Inc	25,453
773		Harris Teeter Supermarkets, Inc	38,024
100		Ingles Markets, Inc (Class A)	2,873
6,823		Kroger Co	275,240
180		Nash Finch Co	4,754
95	*,e	Natural Grocers by Vitamin C	3,771
248	*	Pantry, Inc	2,748
319		Pricesmart, Inc	30,382
9,558	*	Rite Aid Corp	45,496
245		Roundy’s, Inc	2,107
3,058	e	Safeway, Inc	97,825
217		Spartan Stores, Inc	4,787
175	*	Sprouts Farmers Market, Inc	7,768
2,809	*	Supervalu, Inc	23,118
238	*,e	Susser Holdings Corp	12,650
7,758		Sysco Corp	246,937
668	*	United Natural Foods, Inc	44,903
77		Village Super Market (Class A)	2,928
12,630		Walgreen Co	679,494
21,701		Wal-Mart Stores, Inc	1,605,006
228		Weis Markets, Inc	11,158
4,865		Whole Foods Market, Inc	284,602

		TOTAL FOOD & STAPLES RETAILING	5,132,947

FOOD, BEVERAGE & TOBACCO - 4.7%
100		Alico, Inc	4,117
2,325	*	Alliance One International, Inc	6,766
26,843		Altria Group, Inc	922,057
178	*,e	Annie’s, Inc	8,740
8,810		Archer Daniels Midland Co	324,560
743		B&G Foods, Inc (Class A)	25,671
2,097		Beam, Inc	135,571
100	*,e	Boston Beer Co, Inc (Class A)	24,421
718	*	Boulder Brands, Inc	11,517
1,968		Brown-Forman Corp (Class B)	134,080
2,013		Bunge Ltd	152,807

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

125		Calavo Growers, Inc	$3,780
200		Cal-Maine Foods, Inc	9,620
2,303		Campbell Soup Co	93,755
536	*	Chiquita Brands International, Inc	6,786
77		Coca-Cola Bottling Co Consolidated	4,822
51,464		Coca-Cola Co	1,949,456
3,596		Coca-Cola Enterprises, Inc	144,595
5,396		ConAgra Foods, Inc	163,715
1,990	*	Constellation Brands, Inc (Class A)	114,226
1,454	*	Darling International, Inc	30,767
1,170	*	Dean Foods Co	22,581
262	*,e	Diamond Foods, Inc	6,178
669	*	Dole Food Co, Inc	9,112
2,677		Dr Pepper Snapple Group, Inc	119,983
200	*	Farmer Bros Co	3,012
2,326		Flowers Foods, Inc	49,869
603		Fresh Del Monte Produce, Inc	17,897
8,411		General Mills, Inc	403,055
1,958	*,e	Green Mountain Coffee Roasters, Inc	147,496
38		Griffin Land & Nurseries, Inc (Class A)	1,220
490	*	Hain Celestial Group, Inc	37,789
1,967		Hershey Co	181,947
1,613		Hillshire Brands Co	49,584
1,774		Hormel Foods Corp	74,721
1,023		Ingredion, Inc	67,692
170	*	Inventure Foods, Inc	1,785
258		J&J Snack Foods Corp	20,826
1,408		J.M. Smucker Co	147,896
100		John B. Sanfilippo & Son, Inc	2,319
3,385		Kellogg Co	198,801
7,801		Kraft Foods Group, Inc	409,084
260		Lancaster Colony Corp	20,355
870		Lance, Inc	25,099
101		Limoneira Co	2,594
5,134		Lorillard, Inc	229,901
1,852		McCormick & Co, Inc	119,824
2,651		Mead Johnson Nutrition Co	196,863
1,834		Molson Coors Brewing Co (Class B)	91,938
23,831		Mondelez International, Inc	748,770
1,768	*	Monster Beverage Corp	92,378
129		National Beverage Corp	2,304
245	*	Omega Protein Corp	2,492
20,636		PepsiCo, Inc	1,640,562
21,794		Philip Morris International, Inc	1,887,143
707	*	Pilgrim’s Pride Corp	11,871
437		Pinnacle Foods, Inc	11,567
430	*	Post Holdings, Inc	17,359
4,299		Reynolds American, Inc	209,705
339		Sanderson Farms, Inc	22,116
4		Seaboard Corp	10,992
232	*	Seneca Foods Corp	6,981
215	*	Synutra International, Inc	1,140
412	e	Tootsie Roll Industries, Inc	12,698
511	*	TreeHouse Foods, Inc	34,150
3,645		Tyson Foods, Inc (Class A)	103,081
465	e	Universal Corp	23,682
878	e	Vector Group Ltd	14,133
1,817	*	WhiteWave Foods Co (Class A)	36,285

		TOTAL FOOD, BEVERAGE & TOBACCO	11,820,659

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
247		Abaxis, Inc	10,399
20,448		Abbott Laboratories	678,669
400	*,e	Abiomed, Inc	7,628
672	*	Acadia Healthcare Co, Inc	26,497
716	*,e	Accretive Health, Inc	6,530

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

682	*,e	Accuray, Inc	$5,040
4,961		Aetna, Inc	317,603
489	e	Air Methods Corp	20,831
910	*	Align Technology, Inc	43,789
2,366	*	Allscripts Healthcare Solutions, Inc	35,182
72		Almost Family, Inc	1,399
620	*	Alphatec Holdings, Inc	1,221
341	*	Amedisys, Inc	5,872
3,257		AmerisourceBergen Corp	199,003
602	*	AMN Healthcare Services, Inc	8,283
451	*	Amsurg Corp	17,905
150		Analogic Corp	12,396
275	*	Angiodynamics, Inc	3,630
148	*	Anika Therapeutics, Inc	3,546
2,094	*,e	Antares Pharma, Inc	8,502
325	*	Arthrocare Corp	11,563
481	*,e	athenahealth, Inc	52,217
170	*	AtriCure, Inc	1,867
51		Atrion Corp	13,198
1,086		Bard (C.R.), Inc	125,107
7,421		Baxter International, Inc	487,485
2,593		Becton Dickinson & Co	259,352
412	*,e	Bio-Reference Labs, Inc	12,311
763	*	BioScrip, Inc	6,699
17,865	*	Boston Scientific Corp	209,735
1,300	*	Brookdale Senior Living, Inc	34,190
625		Cantel Medical Corp	19,906
517	*	Capital Senior Living Corp	10,935
4,757		Cardinal Health, Inc	248,078
280	*	Cardiovascular Systems, Inc	5,614
2,866	*	CareFusion Corp	105,755
2,701	*	Catamaran Corp	124,111
707	*	Centene Corp	45,220
3,918	*	Cerner Corp	205,891
449	*,e	Cerus Corp	3,013
281	e	Chemed Corp	20,091
128	*	Chindex International, Inc	2,182
3,694		Cigna Corp	283,921
1,183		Community Health Systems, Inc	49,094
185		Computer Programs & Systems, Inc	10,822
450		Conmed Corp	15,295
659		Cooper Cos, Inc	85,466
180	*	Corvel Corp	6,655
6,243		Covidien plc	380,448
296	*	Cross Country Healthcare, Inc	1,794
253		CryoLife, Inc	1,771
327	*	Cyberonics, Inc	16,592
141	*	Cynosure, Inc (Class A)	3,216
2,597	*	DaVita, Inc	147,769
1,881		Dentsply International, Inc	81,654
120	*	Derma Sciences, Inc	1,486
874	*	DexCom, Inc	24,673
1,486	*	Edwards Lifesciences Corp	103,470
524	*	Emeritus Corp	9,710
697	*	Endologix, Inc	11,243
270		Ensign Group, Inc	11,100
263	*	Envision Healthcare Holdings, Inc	6,846
78	*	Exactech, Inc	1,572
338	*	ExamWorks Group, Inc	8,785
10,925	*	Express Scripts Holding Co	674,946
374	*	Five Star Quality Care, Inc	1,934
389	*	GenMark Diagnostics, Inc	4,726
456	*	Gentiva Health Services, Inc	5,490
717	*,e	Globus Medical, Inc	12,519
269	*	Greatbatch, Inc	9,154
720	*	Haemonetics Corp	28,714
414	*	Hanger Orthopedic Group, Inc	13,977

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,843		HCA Holdings, Inc	$164,288
3,375	*	Health Management Associates, Inc (Class A)	43,200
1,061	*	Health Net, Inc	33,634
1,191		Healthsouth Corp	41,066
190	*	HealthStream, Inc	7,197
402	*	Healthways, Inc	7,441
241	*	HeartWare International, Inc	17,644
1,198	*	Henry Schein, Inc	124,233
836		Hill-Rom Holdings, Inc	29,954
1,092	*	HMS Holdings Corp	23,489
3,527	*	Hologic, Inc	72,833
2,092		Humana, Inc	195,246
239	*	ICU Medical, Inc	16,235
720	*,e	Idexx Laboratories, Inc	71,748
702	*	Insulet Corp	25,440
289	*	Integra LifeSciences Holdings Corp	11,632
523	*	Intuitive Surgical, Inc	196,789
316		Invacare Corp	5,457
1,041	*	Inverness Medical Innovations, Inc	31,823
220	*	IPC The Hospitalist Co, Inc	11,222
613		Kindred Healthcare, Inc	8,233
1,218	*	Laboratory Corp of America Holdings	120,752
174		Landauer, Inc	8,917
267	*	LHC Group, Inc	6,264
654	*	LifePoint Hospitals, Inc	30,496
405	*	Magellan Health Services, Inc	24,284
397	*	MAKO Surgical Corp	11,715
611		Masimo Corp	16,277
3,115		McKesson Corp	399,654
746	*	MedAssets, Inc	18,963
349	*	Medidata Solutions, Inc	34,527
13,818		Medtronic, Inc	735,808
1,254	*,e	Merge Healthcare, Inc	3,273
489	e	Meridian Bioscience, Inc	11,565
538	*	Merit Medical Systems, Inc	6,526
349	*	Molina Healthcare, Inc	12,424
161	*	MWI Veterinary Supply, Inc	24,047
212		National Healthcare Corp	10,021
316	*	Natus Medical, Inc	4,481
301	*	Neogen Corp	18,277
1,084	*,e	Neoprobe Corp	2,873
581	*	NuVasive, Inc	14,229
742	*	NxStage Medical, Inc	9,765
1,375		Omnicare, Inc	76,312
387	*	Omnicell, Inc	9,164
609	*	OraSure Technologies, Inc	3,660
239	*	Orthofix International NV	4,986
864	e	Owens & Minor, Inc	29,886
1,289		Patterson Cos, Inc	51,818
742	*	Pediatrix Medical Group, Inc	74,497
373	*	PharMerica Corp	4,950
164	*,e	PhotoMedex, Inc	2,608
97	*	Providence Service Corp	2,783
452		Quality Systems, Inc	9,822
2,202	e	Quest Diagnostics, Inc	136,062
333	*	Quidel Corp	9,457
1,903	e	Resmed, Inc	100,516
130	*	Rochester Medical Corp	2,595
198	*,e	Rockwell Medical Technologies, Inc	2,259
611	*	RTI Biologics, Inc	2,285
1,572		Select Medical Holdings Corp	12,686
694	*	Sirona Dental Systems, Inc	46,449
246	*	Skilled Healthcare Group, Inc (Class A)	1,073
685	*	Solta Medical, Inc	1,425
526	*	Spectranetics Corp	8,826
3,753		St. Jude Medical, Inc	201,311

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

407	*	Staar Surgical Co	$5,511
745		STERIS Corp	32,005
4,353		Stryker Corp	294,219
147	*	SurModics, Inc	3,496
376	*	Symmetry Medical, Inc	3,068
903	*	Team Health Holdings, Inc	34,260
343	*	TearLab Corp	3,794
519		Teleflex, Inc	42,703
1,361	*	Tenet Healthcare Corp	56,060
748	*	Thoratec Corp	27,893
348	*	Tornier BV	6,727
246	*	Triple-S Management Corp (Class B)	4,524
584	*,e	Unilife Corp	1,939
13,604		UnitedHealth Group, Inc	974,183
417		Universal American Corp	3,178
1,161		Universal Health Services, Inc (Class B)	87,063
133		US Physical Therapy, Inc	4,134
40		Utah Medical Products, Inc	2,378
376	*	Vanguard Health Systems, Inc	7,900
1,463	*	Varian Medical Systems, Inc	109,330
200	*	Vascular Solutions, Inc	3,360
1,163	*	VCA Antech, Inc	31,936
275	*	Vocera Communications, Inc	5,115
677	*	Volcano Corp	16,194
648	*	WellCare Health Plans, Inc	45,191
3,948		WellPoint, Inc	330,092
980		West Pharmaceutical Services, Inc	40,327
456	*	Wright Medical Group, Inc	11,892
2,255		Zimmer Holdings, Inc	185,226

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	11,266,357

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
5,566		Avon Products, Inc	114,660
798	*	Central Garden and Pet Co (Class A)	5,466
1,950		Church & Dwight Co, Inc	117,097
1,757	e	Clorox Co	143,582
12,231		Colgate-Palmolive Co	725,298
336	*	Coty, Inc	5,447
350	*	Elizabeth Arden, Inc	12,922
830		Energizer Holdings, Inc	75,654
3,015		Estee Lauder Cos (Class A)	210,749
204		Female Health Co	2,013
532	*	Harbinger Group, Inc	5,517
1,140	e	Herbalife Ltd	79,538
294		Inter Parfums, Inc	8,817
5,045		Kimberly-Clark Corp	475,340
1,517	*,e	Lifevantage Corp	3,610
152	*	Medifast, Inc	4,087
140		Nature’s Sunshine Products, Inc	2,670
842		Nu Skin Enterprises, Inc (Class A)	80,613
127		Nutraceutical International Corp	3,015
63		Oil-Dri Corp of America	2,126
70		Orchids Paper Products Co	1,937
621	*	Prestige Brands Holdings, Inc	18,705
36,805		Procter & Gamble Co	2,782,090
238	*	Revlon, Inc (Class A)	6,609
291		Spectrum Brands, Inc	19,159
5,236	*,e	Star Scientific, Inc	10,001
92	*,e	USANA Health Sciences, Inc	7,985
314		WD-40 Co	20,379

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	4,945,086

INSURANCE - 4.3%
4,670		ACE Ltd	436,925
6,425		Aflac, Inc	398,286
220	*	Alleghany Corp	90,123

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

453		Allied World Assurance Co Holdings Ltd	$45,024
6,518		Allstate Corp	329,485
587	*	AMBAC Financial Group, Inc	10,648
836	e	American Equity Investment Life Holding Co	17,740
1,020		American Financial Group, Inc	55,141
19,993		American International Group, Inc	972,259
85		American National Insurance Co	8,333
118	*	American Safety Insurance Holdings Ltd	3,564
202		Amerisafe, Inc	7,173
354	e	Amtrust Financial Services, Inc	13,827
4,257		Aon plc	316,891
1,780	*	Arch Capital Group Ltd	96,351
411		Argo Group International Holdings Ltd	17,624
1,660		Arthur J. Gallagher & Co	72,459
906		Aspen Insurance Holdings Ltd	32,879
1,008		Assurant, Inc	54,533
2,211		Assured Guaranty Ltd	41,456
1,609		Axis Capital Holdings Ltd	69,686
125		Baldwin & Lyons, Inc (Class B)	3,047
24,172	*	Berkshire Hathaway, Inc (Class B)	2,743,764
1,536		Brown & Brown, Inc	49,306
3,571		Chubb Corp	318,747
2,143		Cincinnati Financial Corp	101,064
387	*	Citizens, Inc (Class A)	3,344
303		CNA Financial Corp	11,568
2,903		Conseco, Inc	41,803
245		Crawford & Co (Class B)	2,376
143		Donegal Group, Inc (Class A)	2,001
80		Eastern Insurance Holdings, Inc	1,953
280	*	eHealth, Inc	9,033
60		EMC Insurance Group, Inc	1,811
620		Employers Holdings, Inc	18,439
551		Endurance Specialty Holdings Ltd	29,600
108	*	Enstar Group Ltd	14,753
363		Erie Indemnity Co (Class A)	26,307
670		Everest Re Group Ltd	97,425
155		FBL Financial Group, Inc (Class A)	6,959
2,919		Fidelity National Title Group, Inc (Class A)	77,645
1,423		First American Financial Corp	34,650
6,368	*	Genworth Financial, Inc (Class A)	81,447
327	*	Greenlight Capital Re Ltd (Class A)	9,300
136	*	Hallmark Financial Services	1,206
539		Hanover Insurance Group, Inc	29,817
5,950		Hartford Financial Services Group, Inc	185,164
1,326		HCC Insurance Holdings, Inc	58,105
90	e	HCI Group, Inc	3,676
808	*	Hilltop Holdings, Inc	14,948
467		Horace Mann Educators Corp	13,253
205		Infinity Property & Casualty Corp	13,243
20		Investors Title Co	1,502
77		Kansas City Life Insurance Co	3,405
614		Kemper Corp	20,630
3,518		Lincoln National Corp	147,721
3,940		Loews Corp	184,156
553		Maiden Holdings Ltd	6,531
177	*	Markel Corp	91,645
7,560		Marsh & McLennan Cos, Inc	329,238
1,717	*	MBIA, Inc	17,565
694		Meadowbrook Insurance Group, Inc	4,511
361		Mercury General Corp	17,440
11,693		Metlife, Inc	548,986
751		Montpelier Re Holdings Ltd	19,563
173		National Interstate Corp	4,811
27		National Western Life Insurance Co (Class A)	5,448
149	*	Navigators Group, Inc	8,608
3,288		Old Republic International Corp	50,635

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

313		OneBeacon Insurance Group Ltd (Class A)	$4,620
756		PartnerRe Ltd	69,204
83	*	Phoenix Cos, Inc	3,210
486		Platinum Underwriters Holdings Ltd	29,029
747		Primerica, Inc	30,134
3,879		Principal Financial Group	166,099
800		ProAssurance Corp	36,048
8,325		Progressive Corp	226,690
1,036		Protective Life Corp	44,082
6,062		Prudential Financial, Inc	472,715
960		Reinsurance Group of America, Inc (Class A)	64,310
583		RenaissanceRe Holdings Ltd	52,779
268		RLI Corp	23,429
200		Safety Insurance Group, Inc	10,594
656		Selective Insurance Group, Inc	16,072
628		Stancorp Financial Group, Inc	34,553
200		State Auto Financial Corp	4,188
200		Stewart Information Services Corp	6,398
1,030		Symetra Financial Corp	18,355
1,281		Torchmark Corp	92,680
754		Tower Group International Ltd	5,278
5,184		Travelers Cos, Inc	439,448
257	*	United America Indemnity Ltd	6,543
234		United Fire & Casualty Co	7,130
384		Universal Insurance Holdings, Inc	2,707
3,525		UnumProvident Corp	107,301
1,352		Validus Holdings Ltd	49,997
1,419		W.R. Berkley Corp	60,818
78		White Mountains Insurance Group Ltd	44,274
3,888		XL Capital Ltd	119,828

		TOTAL INSURANCE	10,807,069

MATERIALS - 3.8%
412		A. Schulman, Inc	12,138
242	*	Advanced Emissions Solutions, Inc	10,338
78	*	AEP Industries, Inc	5,796
2,723		Air Products & Chemicals, Inc	290,190
859		Airgas, Inc	91,097
2,596	*	AK Steel Holding Corp	9,735
1,140		Albemarle Corp	71,752
13,512		Alcoa, Inc	109,717
1,401		Allegheny Technologies, Inc	42,759
1,470	*,e	Allied Nevada Gold Corp	6,145
532		AMCOL International Corp	17,386
158	*	American Pacific Corp	8,652
350		American Vanguard Corp	9,422
1,019		Aptargroup, Inc	61,272
254	*	Arabian American Development Co	2,311
1,042		Ashland, Inc	96,364
1,360		Avery Dennison Corp	59,187
932		Axiall Corp	35,220
437		Balchem Corp	22,615
1,951		Ball Corp	87,561
1,348		Bemis Co, Inc	52,586
714	*	Berry Plastics Group, Inc	14,259
182	*	Boise Cascade Co	4,905
1,302		Boise, Inc	16,405
300		Brush Engineered Materials, Inc	9,618
989		Cabot Corp	42,240
730	*	Calgon Carbon Corp	13,863
574		Carpenter Technology Corp	33,355
200	*	Castle (A.M.) & Co	3,220
2,073		Celanese Corp (Series A)	109,434
742	*	Century Aluminum Co	5,973
777		CF Industries Holdings, Inc	163,815
1,194	*	Chemtura	27,450

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

316	*	Clearwater Paper Corp	$15,095
2,110	e	Cliffs Natural Resources, Inc	43,255
1,418	*	Coeur d’Alene Mines Corp	17,087
1,538		Commercial Metals Co	26,069
452		Compass Minerals International, Inc	34,474
1,888	*	Crown Holdings, Inc	79,825
562		Cytec Industries, Inc	45,724
127		Deltic Timber Corp	8,273
458		Domtar Corp	36,374
16,140		Dow Chemical Co	619,776
12,095		Du Pont (E.I.) de Nemours & Co	708,283
633		Eagle Materials, Inc	45,924
1,996		Eastman Chemical Co	155,488
3,445		Ecolab, Inc	340,228
1,134	*	Ferro Corp	10,331
835	*	Flotek Industries, Inc	19,205
1,752		FMC Corp	125,653
13,520		Freeport-McMoRan Copper & Gold, Inc (Class B)	447,242
235		FutureFuel Corp	4,221
1,260	*,e	General Moly, Inc	2,079
553		Glatfelter	14,970
743		Globe Specialty Metals, Inc	11,450
1,339	e	Gold Resource Corp	8,878
2,745	*	Graphic Packaging Holding Co	23,497
417		Greif, Inc (Class A)	20,446
3,572	*	GSE Holding, Inc	7,430
723		H.B. Fuller Co	32,672
107		Hawkins, Inc	4,038
128		Haynes International, Inc	5,802
770	*	Headwaters, Inc	6,922
4,927		Hecla Mining Co	15,471
716	*	Horsehead Holding Corp	8,921
2,580		Huntsman Corp	53,174
435		Innophos Holdings, Inc	22,959
412		Innospec, Inc	19,224
1,075		International Flavors & Fragrances, Inc	88,473
5,745		International Paper Co	257,376
650	e	Intrepid Potash, Inc	10,192
245		Kaiser Aluminum Corp	17,456
603		Kapstone Paper and Packaging Corp	25,808
75		KMG Chemicals, Inc	1,649
239		Koppers Holdings, Inc	10,193
396	*	Kraton Polymers LLC	7,758
274	e	Kronos Worldwide, Inc	4,244
565	*	Landec Corp	6,893
1,743	*	Louisiana-Pacific Corp	30,659
229	*	LSB Industries, Inc	7,678
5,303		LyondellBasell Industries AF S.C.A	388,339
604		Martin Marietta Materials, Inc	59,295
2,273		MeadWestvaco Corp	87,238
5,301	*	Midway Gold Corp	5,062
492		Minerals Technologies, Inc	24,290
2,561	*,e	Molycorp, Inc	16,800
7,136		Monsanto Co	744,784
4,060		Mosaic Co	174,661
426		Myers Industries, Inc	8,567
162		Neenah Paper, Inc	6,368
129	e	NewMarket Corp	37,140
6,322		Newmont Mining Corp	177,648
1,642		Noranda Aluminium Holding Corp	4,039
4,128		Nucor Corp	202,355
1,054		Olin Corp	24,316
286		Olympic Steel, Inc	7,945
346	*	OM Group, Inc	11,688
511	*	Omnova Solutions, Inc	4,369
2,097	*	Owens-Illinois, Inc	62,952
1,277		Packaging Corp of America	72,904
3,632	*,e	Paramount Gold and Silver Corp	4,685

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,229		PolyOne Corp	$37,743
1,872		PPG Industries, Inc	312,736
3,879		Praxair, Inc	466,295
166		Quaker Chemical Corp	12,126
985		Reliance Steel & Aluminum Co	72,171
4,829		Rentech, Inc	9,561
944	*,e	Resolute Forest Products	12,480
920		Rock-Tenn Co (Class A)	93,168
1,021		Rockwood Holdings, Inc	68,305
838		Royal Gold, Inc	40,777
1,667		RPM International, Inc	60,345
362	*	RTI International Metals, Inc	11,599
246		Schnitzer Steel Industries, Inc (Class A)	6,775
442		Schweitzer-Mauduit International, Inc	26,754
701		Scotts Miracle-Gro Co (Class A)	38,576
2,568		Sealed Air Corp	69,824
694		Sensient Technologies Corp	33,236
1,151		Sherwin-Williams Co	209,689
1,590		Sigma-Aldrich Corp	135,627
581		Silgan Holdings, Inc	27,307
1,370		Sonoco Products Co	53,348
2,137		Southern Copper Corp (NY)	58,212
2,782		Steel Dynamics, Inc	46,487
291		Stepan Co	16,799
1,755	*,e	Stillwater Mining Co	19,323
798	*	SunCoke Energy, Inc	13,566
1,028	*	Tahoe Resources, Inc	18,422
209	*	Taminco Corp	4,243
298	*,e	Texas Industries, Inc	19,760
508		Tredegar Corp	13,208
70	*	UFP Technologies, Inc	1,594
30	*	United States Lime & Minerals, Inc	1,758
1,888	e	United States Steel Corp	38,874
72	*	Universal Stainless & Alloy	2,342
179	*	US Concrete, Inc	3,591
280	e	US Silica Holdings Inc	6,972
1,192		Valspar Corp	75,609
1,685		Vulcan Materials Co	87,300
952	e	Walter Energy, Inc	13,357
784		Wausau Paper Corp	10,184
273		Westlake Chemical Corp	28,572
735		Worthington Industries, Inc	25,306
995	*	WR Grace & Co	86,963
260		Zep, Inc	4,228
350	*,e	Zoltek Cos, Inc	5,842

		TOTAL MATERIALS	9,582,018

MEDIA - 3.8%
790	*	AMC Networks, Inc	54,099
60		Beasley Broadcasting Group, Inc	521
1,359		Belo (A.H.) Corp (Class A)	18,618
2,700		Cablevision Systems Corp (Class A)	45,468
223	*	Carmike Cinemas, Inc	4,924
8,048		CBS Corp (Class B)	443,928
1,543	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	8,132
857	*	Charter Communications, Inc	115,489
1,721		Cinemark Holdings, Inc	54,624
400		Clear Channel Outdoor Holdings, Inc (Class A)	3,280
34,982		Comcast Corp (Class A)	1,579,437
200	*	Crown Media Holdings, Inc (Class A)	616
2,220	*,e	Cumulus Media, Inc (Class A)	11,766
10	*	Daily Journal Corp	1,470
219	*	Dex Media, Inc	1,780
300	*,e	Digital Generation, Inc	3,879
6,849	*	DIRECTV	409,228
3,193	*	Discovery Communications, Inc (Class A)	269,553

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,710		DISH Network Corp (Class A)	$121,977
943	*,e	DreamWorks Animation SKG, Inc (Class A)	26,838
285	*	Entercom Communications Corp (Class A)	2,502
1,561		Entravision Communications Corp (Class A)	9,210
354	*	EW Scripps Co (Class A)	6,496
3,009		Gannett Co, Inc	80,611
137	*	Global Sources Ltd	1,016
1,896	*	Gray Television, Inc	14,884
700		Harte-Hanks, Inc	6,181
5,693		Interpublic Group of Cos, Inc	97,806
596		John Wiley & Sons, Inc (Class A)	28,423
474	*	Journal Communications, Inc (Class A)	4,053
980	*	Lamar Advertising Co (Class A)	46,089
5,234	*	Liberty Global plc (Class A)	415,318
1,324	*	Liberty Media Corp	194,827
1,082	*	Lions Gate Entertainment Corp	37,924
1,699	*	Live Nation, Inc	31,516
292		Loral Space & Communications, Inc	19,777
800	*	Madison Square Garden, Inc	46,456
239		Martha Stewart Living Omnimedia, Inc (Class A)	550
2,225	*,e	McClatchy Co (Class A)	6,675
3,781		McGraw-Hill Cos, Inc	247,996
317		MDC Partners, Inc	8,870
269	*,e	Media General, Inc (Class A)	3,836
426	e	Meredith Corp	20,286
303		Morningstar, Inc	24,016
760		National CineMedia, Inc	14,334
1,565	*,e	New York Times Co (Class A)	19,672
6,516	*	News Corp	104,647
558		Nexstar Broadcasting Group, Inc (Class A)	24,834
3,604		Omnicom Group, Inc	228,638
120	*,e	ReachLocal, Inc	1,429
210	*	Reading International, Inc	1,380
1,110	e	Regal Entertainment Group (Class A)	21,068
114	*	Rentrak Corp	3,719
53		Saga Communications, Inc	2,352
130		Salem Communications	1,076
365		Scholastic Corp	10,457
1,437		Scripps Networks Interactive (Class A)	112,244
899		Sinclair Broadcast Group, Inc (Class A)	30,134
40,787	e	Sirius XM Radio, Inc	157,846
1,521	*	Starz-Liberty Capital	42,786
4,900		Thomson Corp	171,549
3,817		Time Warner Cable, Inc	425,977
12,224		Time Warner, Inc	804,461
26,561		Twenty-First Century Fox, Inc	889,793
601	e	Valassis Communications, Inc	17,357
6,362		Viacom, Inc (Class B)	531,736
24,026		Walt Disney Co	1,549,437
54		Washington Post Co (Class B)	33,013
251	e	World Wrestling Entertainment, Inc (Class A)	2,553

		TOTAL MEDIA	9,733,437

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
21,455		AbbVie, Inc	959,682
923	*,e	Acadia Pharmaceuticals, Inc	25,355
1,268	*	Achillion Pharmaceuticals, Inc	3,829
533	*	Acorda Therapeutics, Inc	18,271
1,876	*	Actavis, Inc	270,144
373	*	Aegerion Pharmaceuticals, Inc	31,970
766	*	Affymetrix, Inc	4,749
4,551		Agilent Technologies, Inc	233,239
973	*	Akorn, Inc	19,149
309	*	Albany Molecular Research, Inc	3,983
2,617	*	Alexion Pharmaceuticals, Inc	303,991
1,659	*	Alkermes plc	55,776
4,107		Allergan, Inc	371,478

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

729	*	Alnylam Pharmaceuticals, Inc	$46,663
252	*	AMAG Pharmaceuticals, Inc	5,413
10,140		Amgen, Inc	1,135,071
380	*,e	Amicus Therapeutics, Inc	882
250	*,e	Ampio Pharmaceuticals, Inc	1,875
3,077	*,e	Arena Pharmaceuticals, Inc	16,216
2,550	*	Ariad Pharmaceuticals, Inc	46,920
744	*	Arqule, Inc	1,734
1,535	*	Array Biopharma, Inc	9,548
1,622	*	Astex Pharmaceuticals	13,755
567	*	Auxilium Pharmaceuticals, Inc	10,336
1,563	*,e	AVANIR Pharmaceuticals, Inc	6,627
489	*	AVEO Pharmaceuticals, Inc	1,012
270	*,e	BioDelivery Sciences International, Inc	1,466
3,227	*	Biogen Idec, Inc	776,933
1,824	*	BioMarin Pharmaceuticals, Inc	131,729
268	*	Bio-Rad Laboratories, Inc (Class A)	31,506
252	*,e	Biotime, Inc	958
22,253		Bristol-Myers Squibb Co	1,029,869
1,435	*	Bruker BioSciences Corp	29,633
814	*	Cadence Pharmaceuticals, Inc	5,136
396	*	Cambrex Corp	5,227
5,661	*	Celgene Corp	871,398
1,056	*,e	Celldex Therapeutics, Inc	37,414
835	*,e	Cepheid, Inc	32,598
716	*	Charles River Laboratories International, Inc	33,122
316	*,e	ChemoCentryx, Inc	1,757
115	*	Chimerix, Inc	2,528
250	*	Clovis Oncology, Inc	15,195
492	*,e	Corcept Therapeutics, Inc	782
170	*,e	Coronado Biosciences, Inc	1,193
746	*	Covance, Inc	64,499
857	*	Cubist Pharmaceuticals, Inc	54,462
754	*,e	Curis, Inc	3,363
327	*	Cytokinetics, Inc	2,482
335	*,e	Cytori Therapeutics, Inc	781
2,347	*,e	Dendreon Corp	6,877
567	*	Depomed, Inc	4,241
1,197	*	Dyax Corp	8,211
2,418	*	Dynavax Technologies Corp	2,902
13,492		Eli Lilly & Co	679,052
553	*	Emergent Biosolutions, Inc	10,535
1,490	*	Endo Pharmaceuticals Holdings, Inc	67,706
379	*	Endocyte, Inc	5,052
551		Enzon Pharmaceuticals, Inc	926
718	*	Exact Sciences Corp	8,480
2,025	*,e	Exelixis, Inc	11,785
259	*	Fluidigm Corp	5,682
3,567	*	Forest Laboratories, Inc	152,632
104	*	Furiex Pharmaceuticals Inc	4,575
270	*	Genomic Health, Inc	8,257
1,585	*	Geron Corp	5,310
20,595	*	Gilead Sciences, Inc	1,294,190
1,148	*,e	Halozyme Therapeutics, Inc	12,674
290	*	Harvard Bioscience, Inc	1,525
118		Hi-Tech Pharmacal Co, Inc	5,092
2,169	*	Hospira, Inc	85,068
115	*,e	Hyperion Therapeutics, Inc	3,005
931	*,e	Idenix Pharmaceuticals, Inc	4,851
1,631	*,e	Illumina, Inc	131,834
977	*,e	Immunogen, Inc	16,629
1,809	*,e	Immunomedics, Inc	11,198
854	*	Impax Laboratories, Inc	17,516
1,345	*,e	Incyte Corp	51,312
629	*	Infinity Pharmaceuticals, Inc	10,976
367	*,e	Insmed, Inc	5,729
82	*	Intercept Pharmaceuticals, Inc	5,660
1,068	*	InterMune, Inc	16,415

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,231	*,e	Ironwood Pharmaceuticals, Inc	$14,587
1,480	*,e	Isis Pharmaceuticals, Inc	55,559
681	*	Jazz Pharmaceuticals plc	62,632
37,696		Johnson & Johnson	3,267,866
1,264	*	Keryx Biopharmaceuticals, Inc	12,766
133	*,e	KYTHERA Biopharmaceuticals, Inc	6,078
2,404	*	Lexicon Pharmaceuticals, Inc	5,697
2,273	*	Life Technologies Corp	170,089
230	*	Ligand Pharmaceuticals, Inc (Class B)	9,954
588	*	Luminex Corp	11,760
780	*	Mallinckrodt plc	34,390
1,780	*,e	MannKind Corp	10,146
828	*	Medicines Co	27,755
983	*	Medivation, Inc	58,921
40,634		Merck & Co, Inc	1,934,585
1,198	*,e	Merrimack Pharmaceuticals, Inc	4,552
413	*	Mettler-Toledo International, Inc	99,157
1,119	*,e	MiMedx Group, Inc	4,666
571	*	Momenta Pharmaceuticals, Inc	8,217
5,049	*	Mylan Laboratories, Inc	192,720
1,132	*,e	Myriad Genetics, Inc	26,602
1,670	*	Nektar Therapeutics	17,452
851	*	Neurocrine Biosciences, Inc	9,633
164	*,e	NewLink Genetics Corp	3,080
765	*	Novavax, Inc	2,417
1,471	*	NPS Pharmaceuticals, Inc	46,793
291	*,e	Omeros Corp	2,837
120	*	OncoGenex Pharmaceutical, Inc	1,112
993	*	Onyx Pharmaceuticals, Inc	123,797
2,803	*,e	Opko Health, Inc	24,694
571	*,e	Optimer Pharmaceuticals, Inc	7,195
1,247	*	Orexigen Therapeutics, Inc	7,657
170	*,e	Osiris Therapeutics, Inc	2,829
424	*	Pacific Biosciences of California, Inc	2,345
364	*,e	Pacira Pharmaceuticals, Inc	17,505
762	*	Parexel International Corp	38,275
1,837	e	PDL BioPharma, Inc	14,641
1,810	*,e	Peregrine Pharmaceuticals, Inc	2,552
1,408		PerkinElmer, Inc	53,152
1,252	e	Perrigo Co	154,472
89,860		Pfizer, Inc	2,579,881
796	*	Pharmacyclics, Inc	110,182
131	*	Portola Pharmaceuticals, Inc	3,504
322	*	Pozen, Inc	1,845
300	*	Progenics Pharmaceuticals, Inc	1,509
292	*	Puma Biotechnology, Inc	15,669
3,176	*	Qiagen N.V. (NASDAQ)	67,966
698	e	Questcor Pharmaceuticals, Inc	40,484
343	*	Quintiles Transnational Holdings, Inc	15,394
716	*	Raptor Pharmaceutical Corp	10,697
1,102	*	Regeneron Pharmaceuticals, Inc	344,783
390	*	Repligen Corp	4,325
190	*	Repros Therapeutics, Inc	5,092
854	*	Rigel Pharmaceuticals, Inc	3,057
214	*	Sagent Pharmaceuticals	4,366
805	*	Salix Pharmaceuticals Ltd	53,838
410	*,e	Sangamo Biosciences, Inc	4,297
630	*	Santarus, Inc	14,219
420	*,e	Sarepta Therapeutics, Inc	19,837
716	*	Sciclone Pharmaceuticals, Inc	3,630
1,317	*,e	Seattle Genetics, Inc	57,724
1,228	*,e	Sequenom, Inc	3,279
310	*,e	SIGA Technologies, Inc	1,190
823		Spectrum Pharmaceuticals, Inc	6,905
119	*	Stemline Therapeutics, Inc	5,390
1,007	*,e	Sunesis Pharmaceuticals, Inc	4,995
40	*,e	Supernus Pharmaceuticals, Inc	293

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

222	*	Synageva BioPharma Corp	$14,055
1,064	*,e	Synergy Pharmaceuticals, Inc	4,862
271	*,e	Synta Pharmaceuticals Corp	1,710
286	*	Targacept, Inc	1,519
554		Techne Corp	44,353
173	*	TESARO, Inc	6,702
4,380	*,e	TherapeuticsMD, Inc	12,833
959	*,e	Theravance, Inc	39,214
4,714		Thermo Electron Corp	434,395
582	*,e	Threshold Pharmaceuticals, Inc	2,706
657	*	United Therapeutics Corp	51,804
317	*	Vanda Pharmaceuticals, Inc	3,477
182	*	Verastem, Inc	2,264
3,177	*	Vertex Pharmaceuticals, Inc	240,880
423	*	Vical, Inc	529
931	*	Viropharma, Inc	36,588
1,259	*,e	Vivus, Inc	11,734
3,290		Warner Chilcott plc	75,176
1,157	*	Waters Corp	122,885
288	*	Xenoport, Inc	1,636
852	*,e	XOMA Corp	3,817
599	*	ZIOPHARM Oncology, Inc	2,366
6,318		Zoetis Inc	196,616

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	20,635,205

REAL ESTATE - 3.4%
719		Acadia Realty Trust	17,745
370		AG Mortgage Investment Trust	6,149
171		Agree Realty Corp	5,161
519	*	Alexander & Baldwin, Inc	18,694
24		Alexander’s, Inc	6,867
939		Alexandria Real Estate Equities, Inc	59,955
331		Altisource Residential Corp	7,606
393		American Assets Trust, Inc	11,990
1,376		American Campus Communities, Inc	46,990
5,197		American Capital Agency Corp	117,296
836		American Capital Mortgage, Inc	16,519
2,013		American Realty Capital Properties, Inc	24,559
177	*	American Residential Properties, Inc	3,117
5,456		American Tower Corp	404,453
207		AmREIT, Inc (Class B)	3,592
12,431		Annaly Capital Management, Inc	143,951
1,733		Anworth Mortgage Asset Corp	8,370
1,892		Apartment Investment & Management Co (Class A)	52,863
433		Apollo Commercial Real Estate Finance, Inc	6,612
100		Ares Commercial Real Estate Corp	1,243
244		Armada Hoffler Properties, Inc	2,418
4,902	*	ARMOUR Residential REIT, Inc	20,588
1,263		Ashford Hospitality Trust, Inc	15,585
672		Associated Estates Realty Corp	10,020
110	*	AV Homes, Inc	1,921
1,789		AvalonBay Communities, Inc	227,364
152		Aviv REIT, Inc	3,466
2,448		BioMed Realty Trust, Inc	45,508
2,116		Boston Properties, Inc	226,200
2,048		Brandywine Realty Trust	26,993
1,009		BRE Properties, Inc (Class A)	51,217
1,079		Camden Property Trust	66,294
853		Campus Crest Communities, Inc	9,212
1,088		Capital Lease Funding, Inc	9,237
1,194		Capstead Mortgage Corp	14,053
2,043		CBL & Associates Properties, Inc	39,021
3,667	*	CBRE Group, Inc	84,818
1,018		Cedar Shopping Centers, Inc	5,273
3,262	*	Chambers Street Properties	28,640
105		Chatham Lodging Trust	1,875
691		Chesapeake Lodging Trust	16,266

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,015		Chimera Investment Corp	$39,566
1,235		Colonial Properties Trust	27,775
844		Colony Financial, Inc	16,863
77		Consolidated-Tomoka Land Co	2,964
238		Coresite Realty	8,078
1,194		Corporate Office Properties Trust	27,581
2,382		Cousins Properties, Inc	24,511
1,746		CubeSmart	31,149
254		CyrusOne, Inc	4,821
2,264		CYS Investments, Inc	18,406
3,999		DCT Industrial Trust, Inc	28,753
3,415		DDR Corp	53,650
2,598		DiamondRock Hospitality Co	27,721
1,851		Digital Realty Trust, Inc	98,288
1,862		Douglas Emmett, Inc	43,701
4,172		Duke Realty Corp	64,416
734		DuPont Fabros Technology, Inc	18,915
1,055		Dynex Capital, Inc	9,252
361		EastGroup Properties, Inc	21,375
1,317		Education Realty Trust, Inc	11,985
580		Entertainment Properties Trust	28,269
1,120		Equity Lifestyle Properties, Inc	38,270
693		Equity One, Inc	15,149
4,981		Equity Residential	266,832
499		Essex Property Trust, Inc	73,702
629		Excel Trust, Inc	7,548
1,455		Extra Space Storage, Inc	66,566
855		Federal Realty Investment Trust	86,740
2,088	*	FelCor Lodging Trust, Inc	12,862
1,406		First Industrial Realty Trust, Inc	22,876
627		First Potomac Realty Trust	7,881
2,072	*	Forest City Enterprises, Inc (Class A)	39,244
498	*	Forestar Real Estate Group, Inc	10,722
1,181		Franklin Street Properties Corp	15,046
7,797		General Growth Properties, Inc	150,404
404		Getty Realty Corp	7,850
579		Gladstone Commercial Corp	10,399
1,772		Glimcher Realty Trust	17,277
625		Government Properties Income Trust	14,956
580	*	Gramercy Property Trust, Inc	2,407
1,296		Hatteras Financial Corp	24,248
5,927		HCP, Inc	242,711
3,991		Health Care REIT, Inc	248,959
1,183		Healthcare Realty Trust, Inc	27,339
1,456		Healthcare Trust of America, Inc	15,317
3,082		Hersha Hospitality Trust	17,228
1,132		Highwoods Properties, Inc	39,971
713		Home Properties, Inc	41,176
1,837		Hospitality Properties Trust	51,987
9,675		Host Marriott Corp	170,957
519	*	Howard Hughes Corp	58,320
1,534		HRPT Properties Trust	33,610
467		Hudson Pacific Properties	9,083
1,113		Inland Real Estate Corp	11,386
1,779		Invesco Mortgage Capital, Inc	27,379
1,317		Investors Real Estate Trust	10,865
1,264	*	iStar Financial, Inc	15,219
174	*	JAVELIN Mortgage Investment Corp	2,058
578		Jones Lang LaSalle, Inc	50,459
741		Kennedy-Wilson Holdings, Inc	13,753
991		Kilroy Realty Corp	49,501
5,359		Kimco Realty Corp	108,145
1,214		Kite Realty Group Trust	7,199
1,327		LaSalle Hotel Properties	37,846
2,104		Lexington Corporate Properties Trust	23,628
1,824		Liberty Property Trust	64,934
458		LTC Properties, Inc	17,395

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,839		Macerich Co	$103,793
1,118		Mack-Cali Realty Corp	24,529
742	*	Maguire Properties, Inc	2,323
1,859		Medical Properties Trust, Inc	22,624
4,747		MFA Mortgage Investments, Inc	35,365
560		Mid-America Apartment Communities, Inc	35,000
516		Monmouth Real Estate Investment Corp (Class A)	4,680
417		National Health Investors, Inc	23,723
1,572		National Retail Properties, Inc	50,021
3,328		New Residential Investment Corp	22,031
939		New York Mortgage Trust, Inc	5,869
2,419		NorthStar Realty Finance Corp	22,448
1,526		Omega Healthcare Investors, Inc	45,582
498		One Liberty Properties, Inc	10,099
570		Parkway Properties, Inc	10,129
843		Pebblebrook Hotel Trust	24,203
892		Pennsylvania REIT	16,680
763		Pennymac Mortgage Investment Trust	17,305
2,149		Piedmont Office Realty Trust, Inc	37,307
2,137		Plum Creek Timber Co, Inc	100,076
745		Post Properties, Inc	33,540
481		Potlatch Corp	19,086
6,535		Prologis, Inc	245,847
235		PS Business Parks, Inc	17,536
1,968		Public Storage, Inc	315,962
1,095		RAIT Investment Trust	7,753
838		Ramco-Gershenson Properties	12,914
1,593		Rayonier, Inc	88,650
1,827	*	Realogy Holdings Corp	78,598
2,603		Realty Income Corp	103,469
1,075		Redwood Trust, Inc	21,167
1,142		Regency Centers Corp	55,216
1,691		Resource Capital Corp	10,045
894		Retail Opportunities Investment Corp	12,355
1,665		Retail Properties of America, Inc	22,894
1,620		RLJ Lodging Trust	38,054
262		Rouse Properties, Inc	5,392
580		Ryman Hospitality Properties	20,016
539		Sabra Healthcare REIT, Inc	12,402
133		Saul Centers, Inc	6,151
292		Select Income REIT	7,534
2,500		Senior Housing Properties Trust	58,350
454		Silver Bay Realty Trust Corp	7,110
4,230		Simon Property Group, Inc	627,013
1,298		SL Green Realty Corp	115,314
413		Sovran Self Storage, Inc	31,256
5,445		Spirit Realty Capital, Inc	49,985
810	*	St. Joe Co	15,892
534		STAG Industrial, Inc	10,744
2,140		Starwood Property Trust, Inc	51,296
2,727	*	Strategic Hotels & Resorts, Inc	23,670
860		Summit Hotel Properties, Inc	7,903
493		Sun Communities, Inc	21,012
2,146		Sunstone Hotel Investors, Inc	27,340
1,271		Tanger Factory Outlet Centers, Inc	41,498
798		Taubman Centers, Inc	53,713
156	*	Tejon Ranch Co	4,811
247		Terreno Realty Corp	4,387
406		Thomas Properties Group, Inc	2,728
4,797		Two Harbors Investment Corp	46,579
3,291		UDR, Inc	77,997
120		UMH Properties, Inc	1,192
200		Universal Health Realty Income Trust	8,374
447		Urstadt Biddle Properties, Inc (Class A)	8,886
3,846		Ventas, Inc	236,529
2,584		Vornado Realty Trust	217,211
820		Washington REIT	20,721
1,598		Weingarten Realty Investors	46,869

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

320		Western Asset Mortgage Capital Corp	$5,117
8,230		Weyerhaeuser Co	235,625
550		Whitestone REIT	8,102
242		Winthrop Realty Trust	2,698
754		WP Carey, Inc	48,784

		TOTAL REAL ESTATE	8,632,218

RETAILING - 4.5%
1,152	*	1-800-FLOWERS.COM, Inc (Class A)	5,679
998		Aaron’s, Inc	27,645
1,026		Abercrombie & Fitch Co (Class A)	36,290
1,033		Advance Auto Parts, Inc	85,408
1,127	*	Aeropostale, Inc	10,594
4,958	*	Amazon.com, Inc	1,550,069
2,498		American Eagle Outfitters, Inc	34,947
122	*	America’s Car-Mart, Inc	5,503
671	*	Ann Taylor Stores Corp	24,304
510	*	Asbury Automotive Group, Inc	27,132
2,042	*	Ascena Retail Group, Inc	40,697
673	*	Audiovox Corp (Class A)	9,220
667	*	Autonation, Inc	34,797
495	*	AutoZone, Inc	209,251
477	*,e	Barnes & Noble, Inc	6,172
380		Bebe Stores, Inc	2,314
2,867	*	Bed Bath & Beyond, Inc	221,791
3,575		Best Buy Co, Inc	134,063
334		Big 5 Sporting Goods Corp	5,371
766	*	Big Lots, Inc	28,411
158	*	Blue Nile, Inc	6,467
142	*	Body Central Corp	866
359	e	Bon-Ton Stores, Inc	3,787
482		Brown Shoe Co, Inc	11,313
408	e	Buckle, Inc	22,052
617	*	Cabela’s, Inc	38,890
2,896	*	Carmax, Inc	140,369
525		Cato Corp (Class A)	14,690
2,122		Chico’s FAS, Inc	35,353
335	*	Children’s Place Retail Stores, Inc	19,383
469	*	Christopher & Banks Corp	3,382
243	*	Citi Trends, Inc	4,248
319	*	Conn’s, Inc	15,963
190		Core-Mark Holding Co, Inc	12,624
798	e	CST Brands, Inc	23,780
118		Destination Maternity Corp	3,752
514	*	Destination XL Group, Inc	3,326
1,304		Dick’s Sporting Goods, Inc	69,608
374		Dillard’s, Inc (Class A)	29,284
4,251	*	Dollar General Corp	240,011
2,944	*	Dollar Tree, Inc	168,279
465		DSW, Inc (Class A)	39,674
1,398		Expedia, Inc	72,402
1,135	*	Express Parent LLC	26,775
1,404		Family Dollar Stores, Inc	101,116
681		Finish Line, Inc (Class A)	16,936
430	*,e	Five Below, Inc	18,813
1,926		Foot Locker, Inc	65,368
580	*,e	Francesca’s Holdings Corp	10,811
480		Fred’s, Inc (Class A)	7,512
1,560		GameStop Corp (Class A)	77,454
3,660		Gap, Inc	147,425
311	*	Genesco, Inc	20,395
2,032		Genuine Parts Co	164,369
1,273		GNC Holdings, Inc	69,544
107		Gordmans Stores, Inc	1,204
300		Group 1 Automotive, Inc	23,304
5,505	*	Groupon, Inc	61,711

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

822		Guess?, Inc	$24,537
166		Haverty Furniture Cos, Inc	4,072
176	*	HHgregg, Inc	3,152
335	*,e	Hibbett Sports, Inc	18,810
19,699		Home Depot, Inc	1,494,169
739	*,e	HomeAway, Inc	20,692
475		HSN, Inc	25,470
2,228	*,e	JC Penney Co, Inc	19,651
349	*,e	JOS A Bank Clothiers, Inc	15,342
145	*	Kirkland’s, Inc	2,674
2,910		Kohl’s Corp	150,593
3,064		L Brands, Inc	187,210
7,017	*	Liberty Media Holding Corp (Interactive A)	164,689
490	*	Liberty Ventures	43,203
291		Lithia Motors, Inc (Class A)	21,231
3,907	*	LKQ Corp	124,477
14,533		Lowe’s Companies, Inc	691,916
351	*,e	Lumber Liquidators, Inc	37,434
5,030		Macy’s, Inc	217,648
257	*	MarineMax, Inc	3,135
139	*,e	Mattress Firm Holding Corp	4,420
661		Men’s Wearhouse, Inc	22,507
412	e	Monro Muffler, Inc	19,154
630	*	Murphy USA, Inc	25,446
662	*	NetFlix, Inc	204,697
512	*	New York & Co, Inc	2,959
1,902		Nordstrom, Inc	106,892
414		Nutri/System, Inc	5,953
3,623	*,e	Office Depot, Inc	17,499
1,103		OfficeMax, Inc	14,107
482	*	Orbitz Worldwide, Inc	4,642
1,450	*	O’Reilly Automotive, Inc	185,006
176	*	Overstock.com, Inc	5,222
688		Penske Auto Group, Inc	29,398
614	*	PEP Boys-Manny Moe & Jack	7,657
278		PetMed Express, Inc	4,529
1,378		Petsmart, Inc	105,086
1,228		Pier 1 Imports, Inc	23,971
702	*	Priceline.com, Inc	709,687
1,485	*,e	RadioShack Corp	5,064
793	e	Rent-A-Center, Inc	30,213
232	*	Restoration Hardware Holdings, Inc	14,697
2,876		Ross Stores, Inc	209,373
180	*,e	Rue21, Inc	7,261
1,535	*,e	Saks, Inc	24,468
2,169	*	Sally Beauty Holdings, Inc	56,741
567	*,e	Sears Holdings Corp	33,816
159	*	Sears Hometown and Outlet Stores, Inc	5,048
1,046	*	Select Comfort Corp	25,470
326		Shoe Carnival, Inc	8,805
497	*	Shutterfly, Inc	27,772
1,178		Signet Jewelers Ltd	84,404
481		Sonic Automotive, Inc (Class A)	11,448
411		Stage Stores, Inc	7,891
8,705		Staples, Inc	127,528
200		Stein Mart, Inc	2,744
151		Systemax, Inc	1,400
8,417		Target Corp	538,520
1,464		Tiffany & Co	112,172
239	*	Tile Shop Holdings, Inc	7,048
120	*	Tilly’s, Inc	1,741
9,440		TJX Companies, Inc	532,322
1,832		Tractor Supply Co	123,055
1,471	*	TripAdvisor, Inc	111,561
567	*	Tuesday Morning Corp	8,658
814		Ulta Salon Cosmetics & Fragrance, Inc	97,240
1,468	*	Urban Outfitters, Inc	53,978

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

512	*	Valuevision International, Inc (Class A)	$2,227
280	*	Vitacost.com, Inc	2,380
425	*	Vitamin Shoppe, Inc	18,594
178	*	West Marine, Inc	2,172
1,045	*	Wet Seal, Inc (Class A)	4,107
524	*	WEX, Inc	45,981
1,247		Williams-Sonoma, Inc	70,081
433	*	Zale Corp	6,582
245	*	Zumiez, Inc	6,746

		TOTAL RETAILING	11,490,143

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
504	*	Advanced Energy Industries, Inc	8,830
8,180	*,e	Advanced Micro Devices, Inc	31,084
183	*	Alpha & Omega Semiconductor Ltd	1,539
4,196		Altera Corp	155,923
239	*	Ambarella, Inc	4,665
1,245	*,e	Amkor Technology, Inc	5,341
891	*	Anadigics, Inc	1,755
4,072		Analog Devices, Inc	191,588
16,573		Applied Materials, Inc	290,690
891	*	Applied Micro Circuits Corp	11,494
5,710	*	Atmel Corp	42,482
395	*	ATMI, Inc	10,475
3,226		Avago Technologies Ltd	139,105
4,761	*	Axcelis Technologies, Inc	10,046
7,491		Broadcom Corp (Class A)	194,841
831		Brooks Automation, Inc	7,737
285		Cabot Microelectronics Corp	10,978
664	*	Cavium Networks, Inc	27,357
234	*	Ceva, Inc	4,036
821	*,e	Cirrus Logic, Inc	18,620
280		Cohu, Inc	3,055
1,547	*	Cree, Inc	93,114
2,072		Cypress Semiconductor Corp	19,352
395	*	Diodes, Inc	9,677
289	*	DSP Group, Inc	2,037
1,676	*	Entegris, Inc	17,011
903	*	Entropic Communications, Inc	3,955
520	*	Exar Corp	6,973
1,829	*	Fairchild Semiconductor International, Inc	25,405
1,005	*	First Solar, Inc	40,411
593	*	Formfactor, Inc	4,068
740	*	Freescale Semiconductor Holdings Ltd	12,321
234	*	GSI Technology, Inc	1,645
1,568	*,e	GT Solar International, Inc	13,344
459	*	Hittite Microwave Corp	29,996
252	*	Inphi Corp	3,384
1,945	*	Integrated Device Technology, Inc	18,322
306	*	Integrated Silicon Solution, Inc	3,332
67,016		Intel Corp	1,536,007
853	*	International Rectifier Corp	21,129
1,619		Intersil Corp (Class A)	18,181
257		IXYS Corp	2,480
2,178		Kla-Tencor Corp	132,531
800	*	Kopin Corp	3,224
2,143	*	Lam Research Corp	109,700
1,300	*	Lattice Semiconductor Corp	5,798
3,060		Linear Technology Corp	121,360
7,345		LSI Logic Corp	57,438
584	*	LTX-Credence Corp	3,843
80	*	MA-COM Technology Solutions	1,362
5,232		Marvell Technology Group Ltd	60,168
3,850		Maxim Integrated Products, Inc	114,730
87	*	MaxLinear, Inc	721
797		Micrel, Inc	7,261
2,624	e	Microchip Technology, Inc	105,721

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,991	*	Micron Technology, Inc	$244,423
1,221	*	Microsemi Corp	29,609
378	*,e	Mindspeed Technologies, Inc	1,149
698		MKS Instruments, Inc	18,560
666		Monolithic Power Systems, Inc	20,166
316	*	MoSys, Inc	1,176
214	*	Nanometrics, Inc	3,450
55	*	NVE Corp	2,807
7,587		Nvidia Corp	118,054
721	*	Omnivision Technologies, Inc	11,039
5,763	*	ON Semiconductor Corp	42,070
268	*	PDF Solutions, Inc	5,695
347	*,e	Peregrine Semiconductor Corp	3,113
304	*	Pericom Semiconductor Corp	2,371
666	*	Photronics, Inc	5,215
410	*	PLX Technology, Inc	2,468
2,763	*	PMC - Sierra, Inc	18,291
358		Power Integrations, Inc	19,386
1,317	*	Rambus, Inc	12,380
3,667	*	RF Micro Devices, Inc	20,682
149	*,e	Rubicon Technology, Inc	1,804
351	*	Rudolph Technologies, Inc	4,001
936	*	Semtech Corp	28,071
373	*	Sigma Designs, Inc	2,085
1,131	*	Silicon Image, Inc	6,040
618	*	Silicon Laboratories, Inc	26,395
2,509	*	Skyworks Solutions, Inc	62,324
622	*	Spansion, Inc	6,276
3,138	*	SunEdison, Inc	25,010
589	*,e	SunPower Corp	15,408
100		Supertex, Inc	2,534
2,565	*,e	Teradyne, Inc	42,374
605		Tessera Technologies, Inc	11,707
15,143		Texas Instruments, Inc	609,809
1,986	*	Triquint Semiconductor, Inc	16,146
267	*	Ultra Clean Holdings	1,845
367	*	Ultratech, Inc	11,120
512	*	Veeco Instruments, Inc	19,062
288	*	Volterra Semiconductor Corp	6,624
3,685		Xilinx, Inc	172,679

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,431,060

SOFTWARE & SERVICES - 9.9%
552	*	Accelrys, Inc	5,443
8,761		Accenture plc	645,160
503	*	ACI Worldwide, Inc	27,192
490	*	Active Network, Inc	7,012
5,714		Activision Blizzard, Inc	95,252
620	*	Actuate Corp	4,557
1,008	*	Acxiom Corp	28,617
6,840	*	Adobe Systems, Inc	355,270
374		Advent Software, Inc	11,874
2,323	*	Akamai Technologies, Inc	120,099
719	*,e	Alliance Data Systems Corp	152,047
2,269		Amdocs Ltd	83,136
276		American Software, Inc (Class A)	2,357
555	*,e	Angie’s List, Inc	12,487
1,221	*	Ansys, Inc	105,641
1,061		AOL, Inc	36,689
1,185	*	Aspen Technology, Inc	40,942
2,934	*	Autodesk, Inc	120,793
6,465		Automatic Data Processing, Inc	467,937
315	*,e	AVG Technologies NV	7,541
588	*,e	Bankrate, Inc	12,095
636	*,e	Bazaarvoice, Inc	5,775
538		Blackbaud, Inc	21,004

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

148	*,e	Blackhawk Network Holdings, Inc	$3,556
540	*	Blucora, Inc	12,409
294		Booz Allen Hamilton Holding Co	5,680
421	*	Bottomline Technologies, Inc	11,737
357	*	Brightcove, Inc	4,016
1,649		Broadridge Financial Solutions, Inc	52,356
440	*	BroadSoft, Inc	15,853
4,344		CA, Inc	128,886
349	*,e	CACI International, Inc (Class A)	24,119
3,718	*	Cadence Design Systems, Inc	50,193
370	*	Callidus Software, Inc	3,393
531	*	Cardtronics, Inc	19,700
90		Cass Information Systems, Inc	4,803
834	*	Ciber, Inc	2,752
2,579	*	Citrix Systems, Inc	182,103
4,143	*	Cognizant Technology Solutions Corp (Class A)	340,223
610	*	Commvault Systems, Inc	53,576
1,926		Computer Sciences Corp	99,651
174		Computer Task Group, Inc	2,812
2,948		Compuware Corp	33,018
399	*	comScore, Inc	11,559
276	*	Comverse, Inc	8,818
611	*,e	Concur Technologies, Inc	67,515
342	*	Constant Contact, Inc	8,102
1,480		Convergys Corp	27,750
530	*	Cornerstone OnDemand, Inc	27,263
374	*	CoStar Group, Inc	62,795
485		CSG Systems International, Inc	12,149
571	*	DealerTrack Holdings, Inc	24,462
379	*,e	Demand Media, Inc	2,395
210	*	Demandware, Inc	9,729
606	*	Dice Holdings, Inc	5,157
453	*	Digital River, Inc	8,095
85		DMRC Corp	1,717
426		DST Systems, Inc	32,125
190	*	E2open, Inc	4,256
1,405		Earthlink, Inc	6,955
17,584	*	eBay, Inc	981,012
4,056	*	Electronic Arts, Inc	103,631
280	*	Ellie Mae, Inc	8,963
269	*	Envestnet, Inc	8,339
285	*	EPAM Systems, Inc	9,832
405		EPIQ Systems, Inc	5,354
51		ePlus, Inc	2,636
703	*	Equinix, Inc	129,106
589	*	Euronet Worldwide, Inc	23,442
388		EVERTEC, Inc	8,617
430	*	ExlService Holdings, Inc	12,246
22,691	*	Facebook, Inc	1,139,996
590	e	Factset Research Systems, Inc	64,369
557		Fair Isaac Corp	30,791
4,041		Fidelity National Information Services, Inc	187,664
1,356	*	First American Corp	36,680
1,747	*	Fiserv, Inc	176,534
891	*	FleetCor Technologies, Inc	98,153
215	*	FleetMatics Group plc	8,073
178		Forrester Research, Inc	6,543
1,660	*	Fortinet, Inc	33,632
1,208	*	Gartner, Inc	72,480
2,209		Genpact Ltd	41,706
824	*	Global Cash Access, Inc	6,435
281	*	Global Eagle Entertainment, Inc	2,625
1,032		Global Payments, Inc	52,715
531	*,e	Glu Mobile, Inc	1,481
3,620	*	Google, Inc (Class A)	3,170,794
551	*	Guidewire Software, Inc	25,958
476		Hackett Group, Inc	3,394
451	e	Heartland Payment Systems, Inc	17,914

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

384	*	Higher One Holdings, Inc	$2,945
1,028		IAC/InterActiveCorp	56,201
384	*	iGate Corp	10,660
266	*	Imperva, Inc	11,177
655	*	Infoblox, Inc	27,392
1,414	*	Informatica Corp	55,104
202	*	Interactive Intelligence, Inc	12,825
538	*	Internap Network Services Corp	3,739
13,985		International Business Machines Corp	2,589,742
4,061		Intuit, Inc	269,285
601	e	j2 Global, Inc	29,762
1,107		Jack Henry & Associates, Inc	57,132
522	*	Jive Software, Inc	6,525
298	*	Knot, Inc	3,850
958	*	Leidos Holdings, Inc	43,608
1,154		Lender Processing Services, Inc	38,394
884	*	Limelight Networks, Inc	1,706
1,259	*	LinkedIn Corp	309,790
704	*	Lionbridge Technologies	2,598
325	*,e	Liquidity Services, Inc	10,907
697	*	Liveperson, Inc	6,580
252	*	LogMeIn, Inc	7,825
187	*	magicJack VocalTec Ltd	2,407
311	*	Manhattan Associates, Inc	29,685
292	e	Mantech International Corp (Class A)	8,398
206		Marchex, Inc (Class B)	1,500
1,582		Mastercard, Inc (Class A)	1,064,338
964		MAXIMUS, Inc	43,419
1,291		Mentor Graphics Corp	30,171
1,095	*	Micros Systems, Inc	54,684
112,039		Microsoft Corp	3,732,019
100	*	MicroStrategy, Inc (Class A)	10,376
461	*,e	Millennial Media, Inc	3,259
1,455	*,e	Mitek Systems, Inc	7,537
105	*,e	Model N, Inc	1,039
529	*	ModusLink Global Solutions, Inc	1,449
278	*	MoneyGram International, Inc	5,443
443		Monotype Imaging Holdings, Inc	12,696
1,800	*	Monster Worldwide, Inc	7,956
696	*	Move, Inc	11,797
467	*	Netscout Systems, Inc	11,941
458	*	NetSuite, Inc	49,437
874	*	NeuStar, Inc (Class A)	43,246
789		NIC, Inc	18,234
3,423	*	Nuance Communications, Inc	63,993
293	*	OpenTable, Inc	20,504
47,852		Oracle Corp	1,587,251
1,693	*,e	Pandora Media, Inc	42,545
4,276		Paychex, Inc	173,777
162		Pegasystems, Inc	6,449
320	*	Perficient, Inc	5,875
240	*	PRG-Schultz International, Inc	1,502
831	*	Progress Software Corp	21,506
282	*	Proofpoint, Inc	9,058
283	*	PROS Holdings, Inc	9,676
1,520	*	PTC, Inc	43,214
43		QAD, Inc (Class A)	587
1,081	*	QLIK Technologies, Inc	37,013
201	*	Qualys, Inc	4,299
335	*	QuinStreet, Inc	3,166
1,481	*	Rackspace Hosting, Inc	78,138
299	*	RealNetworks, Inc	2,559
606	*,e	RealPage, Inc	14,035
2,534	*	Red Hat, Inc	116,919
453	*	Responsys, Inc	7,474
127	*	Rosetta Stone, Inc	2,061
1,436	*	Rovi Corp	27,528

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,141	*	Salesforce.com, Inc	$422,599
170	e	Sapiens International Corp NV	1,028
1,557	*	Sapient Corp	24,242
547	*	Science Applications International Corp	18,476
303	*	Sciquest, Inc	6,805
334	*	Seachange International, Inc	3,831
1,035	*	ServiceNow, Inc	53,768
634	*	ServiceSource International LLC	7,659
98	*	Shutterstock, Inc	7,127
860	*	SolarWinds, Inc	30,152
977		Solera Holdings, Inc	51,654
376	*	Sourcefire, Inc	28,546
150	*	Spark Networks, Inc	1,248
1,343	*	Splunk, Inc	80,634
235	*	SPS Commerce, Inc	15,726
765	*	SS&C Technologies Holdings, Inc	29,146
192	*	Stamps.com, Inc	8,819
513	*	SupportSoft, Inc	2,796
460	*	Sykes Enterprises, Inc	8,239
9,231		Symantec Corp	228,467
328	*	Synchronoss Technologies, Inc	12,484
2,017	*	Synopsys, Inc	76,041
190		Syntel, Inc	15,219
402	*	TA Indigo Holding Corp	3,538
123	*	Tableau Software, Inc	8,763
925	*	Take-Two Interactive Software, Inc	16,798
383	*,e	Tangoe, Inc	9,138
132	*	TechTarget, Inc	659
205	*	TeleNav, Inc	1,197
455	*	TeleTech Holdings, Inc	11,416
2,163	*	Teradata Corp	119,917
2,110	*	TIBCO Software, Inc	53,995
1,671	*	TiVo, Inc	20,787
2,061		Total System Services, Inc	60,635
174	*	Travelzoo, Inc	4,618
360	*	Trulia, Inc	16,931
432	*	Tyler Technologies, Inc	37,787
362	*	Ultimate Software Group, Inc	53,359
586	*	Unisys Corp	14,761
1,056		United Online, Inc	8,427
1,081	*	Unwired Planet, Inc	1,870
1,094	*	Valueclick, Inc	22,810
1,144	*	Vantiv, Inc	31,963
248	*	Vasco Data Security International	1,957
1,365	*	VeriFone Systems, Inc	31,204
691	*	Verint Systems, Inc	25,608
1,932	*	VeriSign, Inc	98,319
574	*,e	VirnetX Holding Corp	11,710
265	*	Virtusa Corp	7,701
7,053		Visa, Inc (Class A)	1,347,828
527	*	VistaPrint Ltd	29,786
1,286	*	VMware, Inc (Class A)	104,037
202	*	Vocus, Inc	1,881
852	*,e	Vringo, Inc	2,454
552	*	WebMD Health Corp (Class A)	15,787
552	*	Website Pros, Inc	17,852
7,919		Western Union Co	147,769
485	*	Workday, Inc	39,251
12,391	*	Yahoo!, Inc	410,886
387	*	Yelp, Inc	25,612
272	*,e	Zillow, Inc	22,949
743	*	Zix Corp	3,633
7,662	*	Zynga, Inc	28,196

		TOTAL SOFTWARE & SERVICES	25,208,115

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
1,320	*,e	3D Systems Corp	71,267
806		Adtran, Inc	21,472

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

400	*	Agilysys, Inc	$4,768
398	e	Alliance Fiber Optic Products, Inc	8,147
2,138		Amphenol Corp (Class A)	165,438
200	*	Anaren, Inc	5,100
356		Anixter International, Inc	31,207
12,577		Apple, Inc	5,996,085
1,549	*	ARRIS Group, Inc	26,426
1,424	*	Arrow Electronics, Inc	69,107
1,423	*	Aruba Networks, Inc	23,679
80	*	Audience, Inc	899
424	*	Avid Technology, Inc	2,544
1,830		Avnet, Inc	76,329
583		AVX Corp	7,655
245	*	AX Holding Corp	1,725
258		Badger Meter, Inc	11,997
100		Bel Fuse, Inc (Class B)	1,744
565		Belden CDT, Inc	36,188
750	*	Benchmark Electronics, Inc	17,167
226		Black Box Corp	6,925
5,865	*	Brocade Communications Systems, Inc	47,213
358	*	CalAmp Corp	6,312
469	*	Calix Networks, Inc	5,970
500	*	Checkpoint Systems, Inc	8,350
1,254	*	Ciena Corp	31,325
71,972		Cisco Systems, Inc	1,685,584
1,084		Cognex Corp	33,994
306		Coherent, Inc	18,804
330		Comtech Telecommunications Corp	8,026
19,277		Corning, Inc	281,251
518	*	Cray, Inc	12,468
409		CTS Corp	6,450
423		Daktronics, Inc	4,733
185	*	Datalink Corp	2,501
16,511		Dell, Inc	227,356
772		Diebold, Inc	22,666
400	*	Digi International, Inc	4,004
633	e	Dolby Laboratories, Inc (Class A)	21,845
196	*	DTS, Inc	4,116
485	*	EchoStar Corp (Class A)	21,311
248		Electro Rent Corp	4,499
300		Electro Scientific Industries, Inc	3,513
630	*	Electronics for Imaging, Inc	19,958
28,556		EMC Corp	729,891
1,000	*	Emulex Corp	7,760
1,016	*	Extreme Networks, Inc	5,303
1,125	*	F5 Networks, Inc	96,480
252	*	Fabrinet	4,244
215	*	FARO Technologies, Inc	9,067
505		FEI Co	44,339
1,138	*	Finisar Corp	25,753
1,943		Flir Systems, Inc	61,010
1,128	*,e	Fusion-io, Inc	15,104
228	*	Globecomm Systems, Inc	3,199
327	*	GSI Group, Inc	3,120
1,150	*	Harmonic, Inc	8,843
1,483		Harris Corp	87,942
670	*	Harris Stratex Networks, Inc (Class A)	1,729
25,953		Hewlett-Packard Co	544,494
1,947	*	Hutchinson Technology, Inc	6,776
400	*	Imation Corp	1,640
289	*	Immersion Corp	3,812
1,519	*,e	Infinera Corp	17,180
2,058	*	Ingram Micro, Inc (Class A)	47,437
655	*	Insight Enterprises, Inc	12,393
564	e	InterDigital, Inc	21,054
750	*,e	InvenSense, Inc	13,215
407	e	IPG Photonics Corp	22,918

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

477	*	Itron, Inc	$20,430
743	*	Ixia	11,643
2,660		Jabil Circuit, Inc	57,669
3,054	*	JDS Uniphase Corp	44,924
6,682	*	Juniper Networks, Inc	132,704
1,680	*	Kemet Corp	7,022
172	*	KVH Industries, Inc	2,374
871		Lexmark International, Inc (Class A)	28,743
261		Littelfuse, Inc	20,415
315	*	Maxwell Technologies, Inc	2,860
187	*	Measurement Specialties, Inc	10,143
375	*	Mercury Computer Systems, Inc	3,746
30		Mesa Laboratories, Inc	2,028
447		Methode Electronics, Inc	12,516
1,811		Molex, Inc	69,760
3,405		Motorola, Inc	202,189
221		MTS Systems Corp	14,221
160	*	Multi-Fineline Electronix, Inc	2,595
1,200		National Instruments Corp	37,116
2,098	*	NCR Corp	83,102
290	*,e	Neonode, Inc	1,862
4,695		NetApp, Inc	200,101
454	*	Netgear, Inc	14,010
407	*	Newport Corp	6,361
252	*	Oplink Communications, Inc	4,743
252	*	OSI Systems, Inc	18,766
434	*	Palo Alto Networks, Inc	19,886
232		Park Electrochemical Corp	6,647
935	*,e	Parkervision, Inc	3,132
230		PC-Tel, Inc	2,035
554		Plantronics, Inc	25,512
511	*	Plexus Corp	19,009
2,192	*	Polycom, Inc	23,937
248	*,e	Procera Networks, Inc	3,842
1,437	*	QLogic Corp	15,721
23,287		Qualcomm, Inc	1,568,612
4,721	*	Quantum Corp	6,515
301	*	Rackable Systems, Inc	4,891
187	*	Radisys Corp	600
485	*,e	RealD, Inc	3,395
181		Richardson Electronics Ltd	2,058
2,138	*	Riverbed Technology, Inc	31,193
383	*	Rofin-Sinar Technologies, Inc	9,272
200	*	Rogers Corp	11,896
571	*	Ruckus Wireless, Inc	9,610
3,191		SanDisk Corp	189,896
958	*	Sanmina Corp	16,755
321	*	Scansource, Inc	11,107
495	*	ShoreTel, Inc	2,990
3,028	*	Sonus Networks, Inc	10,235
416	*	Stratasys Ltd	42,124
258	*	Super Micro Computer, Inc	3,493
396	*	Symmetricom, Inc	1,909
424	*	Synaptics, Inc	18,775
313	*	SYNNEX Corp	19,234
546	*	Tech Data Corp	27,251
4,811		Tellabs, Inc	10,921
70		Tessco Technologies, Inc	2,359
3,355	*	Trimble Navigation Ltd	99,677
971	*	TTM Technologies, Inc	9,467
166	e	Ubiquiti Networks, Inc	5,576
527	*,e	Universal Display Corp	16,880
529	*	Viasat, Inc	33,724
1,895	*	Vishay Intertechnology, Inc	24,427
161	*	Vishay Precision Group, Inc	2,343
662	*	Westell Technologies, Inc	2,218
2,772		Western Digital Corp	175,745

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

16,106		Xerox Corp	$165,731
721	*	Zebra Technologies Corp (Class A)	32,827
198	*	Zygo Corp	3,164

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	14,571,455

TELECOMMUNICATION SERVICES - 2.2%
754	*	8x8, Inc	7,593
72,302		AT&T, Inc	2,445,254
105		Atlantic Tele-Network, Inc	5,474
201	*,e	Boingo Wireless, Inc	1,407
277	*	Cbeyond Communications, Inc	1,776
7,989		CenturyTel, Inc	250,695
3,005	*	Cincinnati Bell, Inc	8,174
706		Cogent Communications Group, Inc	22,768
526	e	Consolidated Communications Holdings, Inc	9,068
4,101	*	Crown Castle International Corp	299,496
269	*,e	Fairpoint Communications, Inc	2,569
13,108	e	Frontier Communications Corp	54,660
464	*	General Communication, Inc (Class A)	4,417
126	*,e	Hawaiian Telcom Holdco, Inc	3,352
170		HickoryTech Corp	1,935
164		IDT Corp (Class B)	2,911
686	*	inContact, Inc	5,673
391		Inteliquent, Inc	3,777
295	*	Intelsat S.A.	7,080
641	*,e	Iridium Communications, Inc	4,410
710	*	Leap Wireless International, Inc	11,211
2,188	*	Level 3 Communications, Inc	58,398
181		Lumos Networks Corp	3,922
2,115	*,e	NII Holdings, Inc (Class B)	12,838
181		NTELOS Holdings Corp	3,403
430	*	Orbcomm, Inc	2,266
762	*	Premiere Global Services, Inc	7,590
153		Primus Telecommunications Group, Inc	519
1,674	*	SBA Communications Corp (Class A)	134,690
364		Shenandoah Telecom Co	8,772
13,140	*	Sprint Corp	81,599
82	*	Straight Path Communications, Inc	431
1,221		Telephone & Data Systems, Inc	36,081
2,257		T-Mobile US, Inc	58,614
420	*	Towerstream Corp	1,201
1,990	*	tw telecom inc (Class A)	59,431
200		US Cellular Corp	9,106
250		USA Mobility, Inc	3,540
38,523		Verizon Communications, Inc	1,797,483
1,236	*	Vonage Holdings Corp	3,881
7,924	e	Windstream Holdings, Inc	63,392

		TOTAL TELECOMMUNICATION SERVICES	5,500,857

TRANSPORTATION - 2.0%
776	*	Air Transport Services Group, Inc	5,812
1,055		Alaska Air Group, Inc	66,064
215		Allegiant Travel Co	22,652
100		Amerco, Inc	18,413
300		Arkansas Best Corp	7,701
331	*	Atlas Air Worldwide Holdings, Inc	15,262
1,415	*	Avis Budget Group, Inc	40,794
250	*	Celadon Group, Inc	4,668
2,175		CH Robinson Worldwide, Inc	129,543
795		Con-Way, Inc	34,257
448		Copa Holdings S.A. (Class A)	62,124
13,408		CSX Corp	345,122
11,115		Delta Air Lines, Inc	262,203
134	*	Echo Global Logistics, Inc	2,806
2,709		Expeditors International of Washington, Inc	119,359

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,157		FedEx Corp	$474,355
548		Forward Air Corp	22,112
566	*	Genesee & Wyoming, Inc (Class A)	52,621
633	*,e	Hawaiian Holdings, Inc	4,710
666		Heartland Express, Inc	9,451
5,110	*	Hertz Global Holdings, Inc	113,238
500	*	Hub Group, Inc (Class A)	19,615
64		International Shipholding Corp	1,756
1,169		J.B. Hunt Transport Services, Inc	85,255
2,933	*	JetBlue Airways Corp	19,534
1,445		Kansas City Southern Industries, Inc	158,025
734	*	Kirby Corp	63,528
691		Knight Transportation, Inc	11,415
644		Landstar System, Inc	36,051
576		Marten Transport Ltd	9,878
519		Matson, Inc	13,613
4,137		Norfolk Southern Corp	319,997
931	*	Old Dominion Freight Line	42,817
443	*	Pacer International, Inc	2,742
96	*	Park-Ohio Holdings Corp	3,688
48	*	Patriot Transportation Holding, Inc	1,624
772	*	Quality Distribution, Inc	7,133
908	*	Republic Airways Holdings, Inc	10,805
231	*	Roadrunner Transportation Services Holdings, Inc	6,523
655		Ryder System, Inc	39,104
358	*	Saia, Inc	11,162
692		Skywest, Inc	10,048
9,469		Southwest Airlines Co	137,869
1,033	*	Spirit Airlines, Inc	35,401
985	*	Swift Transportation Co, Inc	19,887
4,736	*	UAL Corp	145,443
6,233		Union Pacific Corp	968,234
9,827		United Parcel Service, Inc (Class B)	897,893
68		Universal Truckload Services, Inc	1,813
2,604	*	US Airways Group, Inc	49,372
1,203		UTI Worldwide, Inc	18,177
511	e	Werner Enterprises, Inc	11,922
546	*	Wesco Aircraft Holdings, Inc	11,428
575	*	XPO Logistics, Inc	12,460
521	*,e	YRC Worldwide, Inc	8,794

		TOTAL TRANSPORTATION	5,006,273

UTILITIES - 3.1%
8,134		AES Corp	108,101
1,553		AGL Resources, Inc	71,485
597		Allete, Inc	28,835
1,575		Alliant Energy Corp	78,041
3,162		Ameren Corp	110,164
6,494		American Electric Power Co, Inc	281,515
670		American States Water Co	18,465
2,339		American Water Works Co, Inc	96,554
2,303		Aqua America, Inc	56,953
77		Artesian Resources Corp	1,713
1,866	e	Atlantic Power Corp	8,042
1,189		Atmos Energy Corp	50,640
749		Avista Corp	19,774
557		Black Hills Corp	27,772
624		California Water Service Group	12,680
5,138	*	Calpine Corp	99,831
5,553		Centerpoint Energy, Inc	133,105
107		Chesapeake Utilities Corp	5,616
937		Cleco Corp	42,015
3,466		CMS Energy Corp	91,225
98		Connecticut Water Service, Inc	3,152
3,841		Consolidated Edison, Inc	211,793
160		Consolidated Water Co, Inc	2,395
90		Delta Natural Gas Co, Inc	1,988

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,593		Dominion Resources, Inc	$474,411
2,254		DTE Energy Co	148,719
9,255		Duke Energy Corp	618,049
1,312	*,e	Dynegy, Inc	25,348
4,173		Edison International	192,208
600		El Paso Electric Co	20,040
648		Empire District Electric Co	14,036
2,379		Entergy Corp	150,329
11,226		Exelon Corp	332,739
5,427		FirstEnergy Corp	197,814
164	*	Genie Energy Ltd	1,607
2,017		Great Plains Energy, Inc	44,777
1,618	e	Hawaiian Electric Industries, Inc	40,612
750		Idacorp, Inc	36,300
1,029		Integrys Energy Group, Inc	57,511
695		ITC Holdings Corp	65,233
584		Laclede Group, Inc	26,280
2,402		MDU Resources Group, Inc	67,184
419		MGE Energy, Inc	22,856
155		Middlesex Water Co	3,315
960		National Fuel Gas Co	66,010
646		New Jersey Resources Corp	28,456
5,590		NextEra Energy, Inc	448,094
4,022		NiSource, Inc	124,240
4,073		Northeast Utilities	168,011
333		Northwest Natural Gas Co	13,979
691		NorthWestern Corp	31,040
4,229		NRG Energy, Inc	115,579
227	*	NRG Yield, Inc	6,876
3,129		NV Energy, Inc	73,876
2,582		OGE Energy Corp	93,184
2,664		Oneok, Inc	142,045
240		Ormat Technologies, Inc	6,425
540		Otter Tail Corp	14,904
3,306		Pepco Holdings, Inc	61,029
5,797		PG&E Corp	237,213
983		Piedmont Natural Gas Co, Inc	32,321
1,599		Pinnacle West Capital Corp	87,529
1,049		PNM Resources, Inc	23,739
1,142		Portland General Electric Co	32,239
8,198		PPL Corp	249,055
6,572		Public Service Enterprise Group, Inc	216,416
2,262		Questar Corp	50,872
1,959		SCANA Corp	90,192
3,192		Sempra Energy	273,235
138		SJW Corp	3,867
487		South Jersey Industries, Inc	28,528
11,450		Southern Co	471,511
587		Southwest Gas Corp	29,350
2,812		TECO Energy, Inc	46,511
1,493		UGI Corp	58,421
895		UIL Holdings Corp	33,276
126		Unitil Corp	3,688
692		UNS Energy Corp	32,261
1,082		Vectren Corp	36,085
1,868	e	Westar Energy, Inc	57,254
691		WGL Holdings, Inc	29,513
2,979		Wisconsin Energy Corp	120,292
6,471		Xcel Energy, Inc	178,664
142		York Water Co	2,850

		TOTAL UTILITIES	7,919,852

		TOTAL COMMON STOCKS (Cost $176,409,815)	253,169,116

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
178	e	Magnum Hunter Resources Corp	1

		TOTAL ENERGY	1

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Clinical Data, Inc	$112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

REAL ESTATE - 0.0%
23		Tejon Ranch Co	63

		TOTAL REAL ESTATE	63

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS (Cost $117)	241

SHORT-TERM INVESTMENTS - 2.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.7%
6,914,720	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	6,914,720

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	6,914,720

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,914,720)	6,914,720

		TOTAL INVESTMENTS - 102.5% (Cost $183,324,652)	260,084,077
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(6,344,485)

		NET ASSETS - 100.0%	$253,739,592

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,710,483.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.0%

CHINA - 1.0%
271,500	e	Anhui Conch Cement Co Ltd	$873,268

		TOTAL CHINA	873,268

FRANCE - 20.7%
65,926		Accor S.A.	2,739,564
2,432	e	Atos Origin S.A.	189,894
50,671		BNP Paribas	3,427,614
67,035		Bouygues S.A.	2,453,777
45,027		Compagnie de Saint-Gobain	2,234,799
17,245		Compagnie Generale d’Optique Essilor International S.A.	1,854,703
5,187		Eiffage S.A.	284,553
7,537		European Aeronautic Defence and Space Co	480,274
24,625		Havas S.A.	192,488
3,104		Nexity	110,831
43,568		Renault S.A.	3,474,528
6,456		Rexel S.A.	164,254
32,043		Societe Television Francaise 1	557,690
1,178		Technip S.A.	138,300
5,725		Vinci S.A.	333,289

		TOTAL FRANCE	18,636,558

GERMANY - 10.1%
28,497		Bayer AG.	3,360,675
6,892	*	Evonik Industries AG.	254,587
13,722		Henkel KGaA (Preference)	1,414,160
221,569		Infineon Technologies AG.	2,220,635
28,160	e	Lanxess AG.	1,828,181

		TOTAL GERMANY	9,078,238

HONG KONG - 0.3%
73,000		Hang Lung Properties Ltd	248,570
503	e	Hong Kong Exchanges and Clearing Ltd	8,070

		TOTAL HONG KONG	256,640

INDIA - 4.1%
8,125		Eicher Motors Ltd	462,069
125,140		HDFC Bank Ltd	1,188,790
89,242		IndusInd Bank Ltd	526,140
227,687		Mahindra & Mahindra Financial Services Ltd	937,772
278,491	*	Mundra Port and Special Economic Zone Ltd	614,696

		TOTAL INDIA	3,729,467

INDONESIA - 0.7%
976,500		PT Indofood Sukses Makmur Tbk	594,012

		TOTAL INDONESIA	594,012

ITALY - 0.4%
59,893		UniCredit S.p.A	382,466

		TOTAL ITALY	382,466

JAPAN - 13.0%
30,000	e	Canon, Inc	960,580
1,600	e	Daikin Industries Ltd	85,398

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

25,000	e	Daiwa House Industry Co Ltd	$472,273
6,622	e	Denso Corp	310,716
8,200	e	Don Quijote Co Ltd	513,975
550	e	Fanuc Ltd	91,150
1,100	e	Fast Retailing Co Ltd	414,866
41,800	e	Hoya Corp	988,766
53,000		J Front Retailing Co Ltd	430,497
1,103		Kao Corp	34,445
980	e	Komatsu Ltd	24,470
488,000	*	Mazda Motor Corp	2,193,726
993	e	Mitsubishi Corp	20,162
8,016	e	Mitsubishi Electric Corp	84,584
11,000	e	Mitsubishi Heavy Industries Ltd	63,434
29,153		Mitsubishi UFJ Financial Group, Inc	186,998
5,000	e	Mitsui Trust Holdings, Inc	24,850
550	e	Nitto Denko Corp	35,868
1,050	e	NOK Corp	16,399
1,453		Nomura Holdings, Inc	11,365
63,125	*	Olympus Corp	1,928,231
20,900	e	Rohm Co Ltd	861,849
950	e	Sony Corp	20,392
1,750	e	Sumitomo Corp	23,652
226,000	e	Sumitomo Heavy Industries Ltd	1,030,654
2,200	e	Sumitomo Metal Mining Co Ltd	31,262
2,000	e	Suruga Bank Ltd	34,477
12,300		Toyota Motor Corp	788,891

		TOTAL JAPAN	11,683,930

MACAU - 1.2%
320,400	e	Wynn Macau Ltd	1,095,188

		TOTAL MACAU	1,095,188

MEXICO - 0.1%
8,500	e	Grupo Financiero Banorte S.A. de C.V.	53,073

		TOTAL MEXICO	53,073

NETHERLANDS - 2.8%
4,807		ASML Holding NV	474,812
177,770	*	ING Groep NV	2,017,152
225		Royal Dutch Shell plc (A Shares)	7,417

		TOTAL NETHERLANDS	2,499,381

SINGAPORE - 1.1%
882,000	e	Genting International plc	1,011,221

		TOTAL SINGAPORE	1,011,221

SWEDEN - 7.3%
13,927		Assa Abloy AB (Class B)	639,974
170,709	e	SKF AB (B Shares)	4,751,659
62,583		Trelleborg AB (B Shares)	1,185,857

		TOTAL SWEDEN	6,577,490

SWITZERLAND - 11.9%
57,596		Adecco S.A.	4,108,668
3,303		Burckhardt Compression Holding AG.	1,302,062
116,947		Clariant AG.	1,974,880
68		Givaudan S.A.	99,387
18,669		Holcim Ltd	1,391,918
11,680		Novartis AG.	898,404
3,932		Swatch Group AG. Reg	443,746
23,470		UBS AG. (Switzerland)	481,028

		TOTAL SWITZERLAND	10,700,093

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 23.3%
2,910	*	Afren plc	$6,510
23,605		ARM Holdings plc	377,821
29,303		Barclays plc	125,231
4,457		BG Group plc	85,083
342,566		British Sky Broadcasting plc	4,824,850
71,640		Drax Group plc	790,333
157,935		Filtrona plc	1,914,851
2,570,521	*	Lloyds TSB Group plc	3,060,590
777,257		Man Group plc	1,054,704
319,845	*	Ocado Ltd	2,050,478
14,089		Reckitt Benckiser Group plc	1,030,118
76,021		Reed Elsevier plc	1,024,721
20,075		SABMiller plc	1,021,063
300,497		Tate & Lyle plc	3,580,809

		TOTAL UNITED KINGDOM	20,947,162

		TOTAL COMMON STOCKS (Cost $80,217,915)	88,118,187

RIGHTS / WARRANTS - 0.0%

UNITED KINGDOM - 0.0%
7,326		Barclays plc	9,577

		TOTAL UNITED KINGDOM	9,577

		TOTAL RIGHTS / WARRANTS (Cost $0)	9,577

SHORT-TERM INVESTMENTS - 10.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 10.2%
9,134,152	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	9,134,152

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,134,152

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,134,152)	9,134,152

		TOTAL INVESTMENTS - 108.2% (Cost $89,352,067)	97,261,916
		OTHER ASSETS & LIABILITIES, NET - (8.2)%	(7,345,692)

		NET ASSETS - 100.0%	$89,916,224

*	Non-income producing.

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,630,643.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (Unaudited)

September 30, 2013

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$22,214,766	24.6%
INDUSTRIALS	20,439,433	22.7
FINANCIALS	14,250,742	15.9
MATERIALS	8,404,202	9.4
HEALTH CARE	8,042,013	8.9
CONSUMER STAPLES	7,674,608	8.5
INFORMATION TECHNOLOGY	6,074,357	6.8
UTILITIES	790,333	0.9
ENERGY	237,310	0.3
SHORT - TERM INVESTMENTS	9,134,152	10.2
OTHER ASSETS & LIABILITIES, NET	(7,345,692)	(8.2)

NET ASSETS	$89,916,224	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.4%

CAPITAL GOODS - 0.1%
$199,250	i	Apex Tool Group LLC	4.500%	01/31/20	$199,376

		TOTAL CAPITAL GOODS			199,376

CONSUMER SERVICES - 0.1%
225,000	i	ARAMARK Corp	4.000	09/09/19	225,070

		TOTAL CONSUMER SERVICES			225,070

MEDIA - 0.2%
99,500	i	Univision Communications, Inc	4.000	03/01/20	98,256
198,500	i	Windstream Corp	3.500	01/23/20	197,508

		TOTAL MEDIA			295,764

		TOTAL BANK LOAN OBLIGATIONS (Cost $721,468)			720,210

BONDS - 96.9%
CORPORATE BONDS - 38.6%

BANKS - 3.5%
200,000	g	Banco de Credito del Peru	5.375	09/16/20	201,000
200,000	g	Banco de Credito e Inversiones	4.000	02/11/23	182,148
150,000	g	Banco del Estado de Chile	3.875	02/08/22	145,079
200,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	183,500
110,000		Bancolombia S.A.	5.950	06/03/21	111,650
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	152,800
50,000		BB&T Corp	2.050	06/19/18	49,800
60,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	58,650
250,000		BDO Unibank, Inc	4.500	02/16/17	255,625
400,000	g	Caixa Economica Federal	2.375	11/06/17	374,000
60,000		Capital One Bank USA NA	3.375	02/15/23	56,121
100,000		Citigroup, Inc	6.675	09/13/43	107,689
75,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	75,091
100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	95,946
50,000	g	HSBC Bank plc	1.500	05/15/18	48,601
150,000	g	HSBC Bank plc	4.125	08/12/20	157,561
225,000		HSBC USA, Inc	2.375	02/13/15	230,050
150,000		HSBC USA, Inc	1.625	01/16/18	147,034
200,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	203,537
60,000		JPMorgan Chase & Co	5.125	09/15/14	62,466
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	87,500
50,000		PNC Bank NA	2.700	11/01/22	45,567
600,000		PNC Bank NA	2.950	01/30/23	555,455
100,000		PNC Funding Corp	5.125	02/08/20	111,234
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	182,000
500,000		Royal Bank of Canada	1.200	09/19/17	494,069
175,000		Royal Bank of Canada	2.200	07/27/18	175,559
250,000	g	Standard Chartered plc	3.950	01/11/23	235,162
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	103,758
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,962
200,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	178,500
150,000		Union Bank NA	2.125	06/16/17	150,826
150,000		Union Bank of California NA	5.950	05/11/16	166,690
125,000		UnionBanCal Corp	3.500	06/18/22	122,080
200,000		US Bancorp	1.650	05/15/17	201,169

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		US Bancorp	2.950%	07/15/22	$117,596
100,000		Wachovia Bank NA	5.850	02/01/37	111,592
350,000		Wells Fargo & Co	1.500	07/01/15	354,389
200,000		Wells Fargo & Co	1.500	01/16/18	196,805
50,000		Westpac Banking Corp	3.000	08/04/15	52,146

		TOTAL BANKS			6,592,407

CAPITAL GOODS - 1.3%
200,000		Caterpillar, Inc	1.375	05/27/14	201,232
250,000		Caterpillar, Inc	1.500	06/26/17	248,650
100,000	g	EADS Finance BV	2.700	04/17/23	92,120
200,000	g	Ferreycorp SAA	4.875	04/26/20	184,000
100,000	g	Schaeffler Finance BV	4.750	05/15/21	97,000
150,000		Seagate HDD Cayman	7.000	11/01/21	166,500
300,000	g	Seagate HDD Cayman	4.750	06/01/23	288,750
111,000	g	Sealed Air Corp	8.125	09/15/19	123,765
111,000	g	Sealed Air Corp	8.375	09/15/21	125,707
70,000	g	Sealed Air Corp	5.250	04/01/23	66,325
120,000		SPX Corp	6.875	09/01/17	133,200
200,000	g	Turlock Corp	1.500	11/02/17	197,185
100,000	g	Turlock Corp	4.000	11/02/32	91,930
125,000		United Technologies Corp	1.800	06/01/17	127,184
50,000		United Technologies Corp	4.500	06/01/42	48,570

		TOTAL CAPITAL GOODS			2,192,118

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000	g	ADT Corp	6.250	10/15/21	101,500
75,000		Republic Services, Inc	3.800	05/15/18	79,867
250,000		Republic Services, Inc	3.550	06/01/22	244,021
250,000		Waste Management, Inc	2.600	09/01/16	258,354
100,000		Waste Management, Inc	2.900	09/15/22	93,172

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			776,914

CONSUMER DURABLES & APPAREL - 0.5%
275,000		DR Horton, Inc	4.750	05/15/17	287,375
130,000		Hanesbrands, Inc	6.375	12/15/20	140,075
100,000		Phillips-Van Heusen Corp	7.375	05/15/20	109,000
400,000		PVH Corp	4.500	12/15/22	378,000
100,000		Whirlpool Corp	3.700	03/01/23	96,769

		TOTAL CONSUMER DURABLES & APPAREL			1,011,219

CONSUMER SERVICES - 0.4%
100,000		Ameristar Casinos, Inc	7.500	04/15/21	108,750
100,000	g	ARAMARK Corp	5.750	03/15/20	101,000
150,000		DineEquity, Inc	9.500	10/30/18	166,875
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	151,194
100,000	g	SABMiller Holdings, Inc	4.950	01/15/42	99,662
100,000		Walt Disney Co	0.450	12/01/15	99,476

		TOTAL CONSUMER SERVICES			726,957

DIVERSIFIED FINANCIALS - 6.3%
100,000	g	Abbey National Treasury Services plc	3.875	11/10/14	103,184
40,000		Abbey National Treasury Services plc	4.000	04/27/16	42,504
150,000	g	Ajecorp BV	6.500	05/14/22	145,875
250,000		American Express Centurion Bank	0.875	11/13/15	249,949
125,000		American Express Centurion Bank	6.000	09/13/17	144,956
225,000		American Express Credit Corp	1.750	06/12/15	229,101
1,325,000		American Express Credit Corp	1.300	07/29/16	1,332,934
50,000		American Express Credit Corp	2.800	09/19/16	52,315
1,275,000		American Express Credit Corp	2.125	07/27/18	1,279,956
100,000	g	Bangkok Bank PCL	4.800	10/18/20	103,640

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Bank of America Corp	5.300%	03/15/17	$220,420
75,000		Bank of America Corp	5.750	12/01/17	84,606
475,000		Bank of America Corp	4.100	07/24/23	472,048
150,000		Bank of America Corp	5.875	02/07/42	166,542
50,000		Bank of New York Mellon Corp	5.450	05/15/19	57,628
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	156,750
175,000	g	BBVA Bancomer S.A.	6.750	09/30/22	181,125
50,000		BlackRock, Inc	3.500	12/10/14	51,744
150,000		BlackRock, Inc	4.250	05/24/21	159,684
50,000		Capital One Financial Corp	3.150	07/15/16	52,235
400,000		Capital One Financial Corp	4.750	07/15/21	423,240
50,000		Citigroup, Inc	5.000	09/15/14	51,885
34,000		Citigroup, Inc	5.500	10/15/14	35,629
100,000		Citigroup, Inc	2.250	08/07/15	101,956
350,000		Citigroup, Inc	3.500	05/15/23	315,839
350,000		Citigroup, Inc	5.875	01/30/42	389,147
200,000		Export-Import Bank of Korea	2.875	09/17/18	201,245
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	69,454
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	256,963
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	40,331
225,000		Ford Motor Credit Co LLC	4.375	08/06/23	225,127
750,000		General Electric Capital Corp	3.100	01/09/23	701,611
125,000	g	General Motors Financial Co, Inc	2.750	05/15/16	124,687
150,000		Goldman Sachs Group, Inc	3.300	05/03/15	155,106
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	26,091
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	56,016
100,000	g	Hyundai Capital America, Inc	3.750	04/06/16	104,965
200,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	207,932
35,000	g	International Lease Finance Corp	6.500	09/01/14	36,312
130,000		International Lease Finance Corp	5.750	05/15/16	137,837
100,000		International Lease Finance Corp	3.875	04/15/18	96,625
150,000		International Lease Finance Corp	5.875	08/15/22	147,750
200,000	g	Inversiones CMPC S.A.	4.375	05/15/23	185,945
200,000	g	LUKOIL International Finance BV	4.563	04/24/23	186,050
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	229,988
325,000		Morgan Stanley	1.750	02/25/16	326,567
250,000		Morgan Stanley	6.375	07/24/42	282,918
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	68,695
100,000	g	Reliance Holdings USA	4.500	10/19/20	98,709
75,000		State Street Corp	4.300	05/30/14	76,969
125,000		State Street Corp	3.100	05/15/23	116,590
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	75,882
100,000		SunTrust Bank	2.750	05/01/23	90,901
100,000		Toyota Motor Credit Corp	2.050	01/12/17	102,297
200,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	186,000
250,000	g	UBS AG.	1.875	01/23/15	254,325
50,000		Unilever Capital Corp	4.800	02/15/19	56,601
125,000		Unilever Capital Corp	2.200	03/06/19	125,896
50,000		Unilever Capital Corp	4.250	02/10/21	54,173
70,000	g	Waha Aerospace BV	3.925	07/28/20	73,150

		TOTAL DIVERSIFIED FINANCIALS			11,784,600

ENERGY - 4.3%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	56,144
30,000		Anadarko Petroleum Corp	6.950	06/15/19	36,165
100,000		Apache Corp	1.750	04/15/17	100,824
205,000		Apache Corp	4.750	04/15/43	194,049
375,000		Ashland, Inc	3.875	04/15/18	370,312
250,000		BP Capital Markets plc	1.375	05/10/18	242,519
250,000		Chevron Corp	2.355	12/05/22	230,168
155,000		Cimarex Energy Co	5.875	05/01/22	156,550
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	105,000
150,000		Concho Resources, Inc	5.500	04/01/23	148,125

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		ConocoPhillips	6.500%	02/01/39	$125,754
105,000		Continental Resources, Inc	5.000	09/15/22	105,656
175,000		Devon Energy Corp	1.875	05/15/17	175,390
50,000		Devon Energy Corp	5.600	07/15/41	51,112
50,000		Devon Energy Corp	4.750	05/15/42	45,614
220,000		Ecopetrol S.A.	4.250	09/18/18	226,325
300,000	g	EDC Finance Ltd	4.875	04/17/20	286,500
25,000		Enbridge Energy Partners LP	5.200	03/15/20	27,004
25,000		Enterprise Products Operating LLC	5.000	03/01/15	26,436
250,000		Enterprise Products Operating LLC	4.850	03/15/44	233,014
75,000		EOG Resources, Inc	2.625	03/15/23	69,087
200,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	190,500
75,000		Hess Corp	5.600	02/15/41	77,105
350,000	g	Indo Energy Finance II BV	6.375	01/24/23	294,000
50,000		Marathon Petroleum Corp	3.500	03/01/16	52,512
50,000		Newfield Exploration Co	5.625	07/01/24	48,375
25,000		Noble Holding International Ltd	3.450	08/01/15	26,002
75,000		Noble Holding International Ltd	4.900	08/01/20	79,053
200,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	183,500
75,000		Occidental Petroleum Corp	1.500	02/15/18	73,780
100,000		Occidental Petroleum Corp	4.100	02/01/21	104,720
110,000		Pemex Project Funding Master Trust	6.625	06/15/35	116,174
200,000	g	Pertamina Persero PT	4.300	05/20/23	171,000
200,000	g	Pertamina PT	5.250	05/23/21	189,500
100,000	i	Petrobras Global Finance BV	1.884	05/20/16	99,500
100,000	i	Petrobras Global Finance BV	2.408	01/15/19	98,100
100,000		Petrobras International Finance Co	3.875	01/27/16	103,179
175,000		Petrobras International Finance Co	3.500	02/06/17	177,704
60,000		Petrobras International Finance Co	7.875	03/15/19	69,065
50,000		Petroleos Mexicanos	4.875	03/15/15	52,500
250,000		Petroleos Mexicanos	3.500	07/18/18	253,125
20,000		Petroleos Mexicanos	8.000	05/03/19	24,150
90,000		Petroleos Mexicanos	5.500	01/21/21	96,300
200,000		Petroleos Mexicanos	3.500	01/30/23	181,794
110,000		Petroleos Mexicanos	6.500	06/02/41	114,002
125,000		Petroleos Mexicanos	5.500	06/27/44	113,480
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	128,250
100,000		Phillips 66	1.950	03/05/15	101,516
100,000		Phillips 66	4.300	04/01/22	101,946
45,000		Precision Drilling Corp	6.500	12/15/21	47,025
200,000	g	PTT Exploration & Production PCL	3.707	09/16/18	202,003
200,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	212,852
200,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	184,500
125,000	g	Schlumberger Investment S.A.	2.400	08/01/22	114,837
75,000		Shell International Finance BV	4.300	09/22/19	82,795
75,000		Shell International Finance BV	4.550	08/12/43	73,888
25,000		Statoil ASA	2.900	10/15/14	25,648
100,000		Statoil ASA	1.200	01/17/18	98,023
200,000		Statoil ASA	2.450	01/17/23	182,757
100,000		Total Capital Canada Ltd	1.450	01/15/18	98,670
150,000		Total Capital International S.A.	1.500	02/17/17	151,137
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	110,783
85,000		Vale Overseas Ltd	4.375	01/11/22	81,893
25,000		Vale Overseas Ltd	6.875	11/21/36	25,355
50,000		Valero Energy Corp	4.500	02/01/15	52,374

		TOTAL ENERGY			8,077,120

FOOD & STAPLES RETAILING - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	52,019
200,000	g	Ingles Markets, Inc	5.750	06/15/23	193,000

		TOTAL FOOD & STAPLES RETAILING			245,019

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD, BEVERAGE & TOBACCO - 0.9%
$200,000		Anheuser-Busch InBev Worldwide, Inc	2.875%	02/15/16	$209,257
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	199,159
125,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	115,639
100,000		ConAgra Foods, Inc	1.300	01/25/16	100,104
200,000	g	Embotelladora Andina S.A.	5.000	10/01/23	200,500
55,000		General Mills, Inc	5.200	03/17/15	58,599
300,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	300,659
25,000		Kraft Foods, Inc	6.125	02/01/18	28,906
50,000		Kraft Foods, Inc	5.375	02/10/20	56,459
135,000		Kraft Foods, Inc	6.500	02/09/40	158,454
5,000		PepsiCo, Inc	7.900	11/01/18	6,365
175,000	g	Pernod Ricard S.A.	4.250	07/15/22	176,689
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,696
100,000		TreeHouse Foods, Inc	7.750	03/01/18	105,750

		TOTAL FOOD, BEVERAGE & TOBACCO			1,752,236

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
110,000		Baxter International, Inc	3.200	06/15/23	107,326
50,000		Becton Dickinson & Co	1.750	11/08/16	51,027
100,000		Covidien International Finance S.A.	1.350	05/29/15	100,977
100,000		Covidien International Finance S.A.	3.200	06/15/22	98,005
175,000	h	Edwards Lifesciences Corp	2.875	10/15/18	174,311
500,000		Express Scripts Holding Co	2.100	02/12/15	507,981
100,000		Express Scripts Holding Co	3.900	02/15/22	101,300
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	133,575
40,000		HCA, Inc	6.500	02/15/20	43,350
150,000		HCA, Inc	5.875	03/15/22	154,125
100,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	98,394
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,373

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,646,744

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
75,000		Clorox Co	3.800	11/15/21	75,691
50,000		Colgate-Palmolive Co	2.300	05/03/22	46,943

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			122,634

INSURANCE - 2.0%
50,000		ACE INA Holdings, Inc	5.875	06/15/14	51,794
125,000		Aetna, Inc	1.500	11/15/17	122,738
100,000		Allstate Corp	3.150	06/15/23	96,840
100,000		Allstate Corp	4.500	06/15/43	96,934
125,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	122,027
250,000	g,i	Caelus Re Ltd	5.260	03/07/16	252,525
100,000		Chubb Corp	6.000	05/11/37	118,865
20,000		CIGNA Corp	5.125	06/15/20	22,041
100,000		CIGNA Corp	4.500	03/15/21	106,796
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	78,135
100,000		Hartford Financial Services Group, Inc	4.000	10/15/17	107,152
25,000		Lincoln National Corp	7.000	06/15/40	31,573
50,000	g	MetLife Institutional Funding II	1.625	04/02/15	50,654
100,000		Metlife, Inc	6.750	06/01/16	114,594
100,000		Principal Financial Group, Inc	1.850	11/15/17	99,137
100,000	g	Principal Life Global Funding I	5.125	10/15/13	100,158
150,000		Progressive Corp	3.750	08/23/21	154,996
175,000		Prudential Financial, Inc	5.400	06/13/35	182,252
100,000		Prudential Financial, Inc	5.100	08/15/43	98,906
475,000	i	Prudential Financial, Inc	5.200	03/15/44	430,825
100,000	g	Prudential Funding LLC	6.750	09/15/23	121,771
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	94,096
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	109,262
25,000		Travelers Cos, Inc	5.800	05/15/18	29,169

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$125,000		UnitedHealth Group, Inc	0.850%	10/15/15	$125,316
100,000		UnitedHealth Group, Inc	1.400	10/15/17	98,721
125,000		UnitedHealth Group, Inc	3.950	10/15/42	107,192
250,000		WellPoint, Inc	3.125	05/15/22	237,387
150,000		WellPoint, Inc	4.625	05/15/42	137,183
150,000		Willis Group Holdings plc	4.125	03/15/16	157,532
25,000		WR Berkley Corp	5.375	09/15/20	27,325

		TOTAL INSURANCE			3,683,896

MATERIALS - 2.5%
125,000		3M Co	5.700	03/15/37	145,551
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	37,892
10,000		Airgas, Inc	4.500	09/15/14	10,362
25,000	g	Anglo American Capital plc	4.450	09/27/20	24,606
35,000		ArcelorMittal	4.250	08/05/15	36,050
60,000		ArcelorMittal	5.000	02/25/17	62,400
32,000		Ball Corp	6.750	09/15/20	34,600
375,000		Ball Corp	4.000	11/15/23	336,562
75,000		Barrick Gold Corp	4.100	05/01/23	66,045
125,000		Barrick North America Finance LLC	4.400	05/30/21	116,142
200,000	g	Cemex SAB de C.V.	7.250	01/15/21	199,500
150,000		CF Industries, Inc	6.875	05/01/18	176,231
100,000		Corning, Inc	1.450	11/15/17	98,854
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	196,018
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	182,682
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	164,765
207,000		Crown Americas LLC	6.250	02/01/21	216,315
155,000	g	Crown Americas LLC	4.500	01/15/23	141,825
125,000	g	Freeport McMoran	2.375	03/15/18	120,806
150,000	g	Freeport McMoran	3.100	03/15/20	141,047
200,000	g	Glencore Funding LLC	2.500	01/15/19	187,475
500,000		International Paper Co	4.750	02/15/22	526,578
50,000		International Paper Co	7.300	11/15/39	61,017
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	51,209
135,000		Rio Tinto Finance USA plc	2.250	12/14/18	133,105
150,000		Rio Tinto Finance USA plc	2.875	08/21/22	137,831
295,000		Rock Tenn Co	3.500	03/01/20	291,699
100,000		Rosetta Resources, Inc	5.625	05/01/21	95,000
225,000		Sherwin-Williams Co	1.350	12/15/17	219,672
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	102,160
100,000		Teck Resources Ltd	2.500	02/01/18	98,946
150,000		Teck Resources Ltd	3.750	02/01/23	138,077
25,000		Teck Resources Ltd	6.000	08/15/40	23,235
25,000		Teck Resources Ltd	5.200	03/01/42	21,261
200,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	172,800

		TOTAL MATERIALS			4,768,318

MEDIA - 2.2%
200,000		CCO Holdings LLC	6.500	04/30/21	203,000
100,000		Cinemark USA, Inc	4.875	06/01/23	92,000
675,000		Comcast Corp	4.250	01/15/33	636,560
100,000		DIRECTV Holdings LLC	2.400	03/15/17	100,463
150,000		DIRECTV Holdings LLC	3.800	03/15/22	140,002
100,000		Discovery Communications LLC	3.300	05/15/22	95,732
175,000		Discovery Communications LLC	4.875	04/01/43	161,473
175,000		DISH DBS Corp	4.250	04/01/18	175,219
320,000		Lamar Media Corp	7.875	04/15/18	341,600
100,000		Lamar Media Corp	5.875	02/01/22	100,000
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	98,458
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	121,371
500,000		News America, Inc	3.000	09/15/22	468,536
50,000		News America, Inc	6.900	08/15/39	58,123
35,000		Nielsen Finance LLC	7.750	10/15/18	38,062

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Time Warner Cable, Inc	8.750%	02/14/19	$117,651
125,000		Time Warner Cable, Inc	8.250	04/01/19	144,700
125,000		Time Warner Cable, Inc	4.500	09/15/42	91,395
50,000		Time Warner, Inc	3.150	07/15/15	52,045
50,000		Time Warner, Inc	6.500	11/15/36	55,638
250,000		Time Warner, Inc	4.900	06/15/42	233,854
200,000	g	Univision Communications, Inc	5.125	05/15/23	191,500
200,000		Viacom, Inc	1.250	02/27/15	200,541
115,000		Viacom, Inc	2.500	12/15/16	117,838
125,000		Viacom, Inc	5.850	09/01/43	127,253

		TOTAL MEDIA			4,163,014

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
170,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	175,100
65,000		Life Technologies Corp	3.500	01/15/16	67,558
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	54,797
172,000	g	Mylan, Inc	7.875	07/15/20	196,264
150,000		NBTY, Inc	9.000	10/01/18	164,625
100,000		Perrigo Co	2.950	05/15/23	96,674
100,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	104,000
100,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	99,372
100,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	93,751

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,052,141

REAL ESTATE - 0.9%
30,000		AMB Property LP	4.500	08/15/17	32,347
150,000		AvalonBay Communities, Inc	2.850	03/15/23	136,233
35,000		Camden Property Trust	4.625	06/15/21	36,938
100,000		Developers Diversified Realty Corp	4.750	04/15/18	107,939
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,959
100,000		Federal Realty Investment Trust	3.000	08/01/22	92,852
200,000		Federal Realty Investment Trust	2.750	06/01/23	179,118
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,135
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	93,005
100,000	g	Healthcare Trust of America Holdings LP	3.700	04/15/23	93,725
100,000		Kilroy Realty LP	3.800	01/15/23	93,881
50,000		National Retail Properties, Inc	5.500	07/15/21	54,303
100,000		National Retail Properties, Inc	3.300	04/15/23	90,872
25,000		Simon Property Group LP	5.250	12/01/16	27,896
100,000		Simon Property Group LP	2.800	01/30/17	103,618
40,000		Simon Property Group LP	10.350	04/01/19	54,406
15,000		Ventas Realty LP	3.125	11/30/15	15,667
150,000		Ventas Realty LP	2.000	02/15/18	146,977
50,000		Ventas Realty LP	3.250	08/15/22	46,708
100,000		Weingarten Realty Investors	3.500	04/15/23	92,999

		TOTAL REAL ESTATE			1,575,578

RETAILING - 1.9%
200,000		AmeriGas Finance LLC	3.750	05/01/21	184,750
130,000		AmeriGas Partners LP	6.250	08/20/19	134,550
100,000	g	Avis Budget Rental Car Funding AESOP LLC	2.054	08/20/16	101,617
100,000	g	BC Mountain LLC	7.000	02/01/21	99,250
125,000		Home Depot, Inc	2.250	09/10/18	126,325
200,000		Home Depot, Inc	3.750	02/15/24	202,408
132,000		Limited Brands, Inc	6.625	04/01/21	142,725
205,000		Limited Brands, Inc	5.625	02/15/22	210,125
225,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	202,310
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	36,752
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	713,280
100,000	g	QVC, Inc	7.500	10/01/19	107,613
510,000	g	QVC, Inc	7.375	10/15/20	554,129

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		QVC, Inc	5.125%	07/02/22	$98,318
385,000		Sally Holdings LLC	5.750	06/01/22	385,963
100,000		Sonic Automotive, Inc	5.000	05/15/23	91,500
61,000		Wal-Mart Stores, Inc	4.250	04/15/21	66,247
200,000	g	WEX, Inc	4.750	02/01/23	182,000

		TOTAL RETAILING			3,639,862

SOFTWARE & SERVICES - 1.0%
100,000	g	Activision Blizzard, Inc	5.625	09/15/21	100,125
100,000		Equinix, Inc	4.875	04/01/20	97,000
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,186,965
50,000		Oracle Corp	3.750	07/08/14	51,298
275,000		Oracle Corp	2.500	10/15/22	253,510
100,000	g	VeriSign, Inc	4.625	05/01/23	94,000

		TOTAL SOFTWARE & SERVICES			1,782,898

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
50,000		Amphenol Corp	4.750	11/15/14	52,160
130,000		Brocade Communications Systems, Inc	6.875	01/15/20	140,400
100,000		CC Holdings GS V LLC	2.381	12/15/17	98,584
82,000		Flextronics International Ltd	4.625	02/15/20	79,540
500,000		General Electric Co	0.850	10/09/15	501,153
250,000		General Electric Co	2.700	10/09/22	235,813
100,000		General Electric Co	4.125	10/09/42	91,804
282,000		Jabil Circuit, Inc	5.625	12/15/20	290,460
100,000		L-3 Communications Corp	4.950	02/15/21	105,892
150,000	g	NXP BV	3.750	06/01/18	146,250
100,000		Scientific Games Corp	8.125	09/15/18	106,750
32,000		Scientific Games Corp	9.250	06/15/19	34,480
25,000		Xerox Corp	8.250	05/15/14	26,131
200,000		Xerox Corp	4.500	05/15/21	207,871

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,117,288

TELECOMMUNICATION SERVICES - 3.7%
200,000		America Movil SAB de C.V.	3.125	07/16/22	184,092
50,000		American Tower Corp	4.700	03/15/22	48,582
300,000		American Tower Corp	3.500	01/31/23	263,341
125,000		AT&T, Inc	1.400	12/01/17	122,021
150,000		AT&T, Inc	2.625	12/01/22	134,442
125,000		AT&T, Inc	6.300	01/15/38	135,096
259,000		AT&T, Inc	4.350	06/15/45	213,791
175,000		Cellco Partnership	8.500	11/15/18	224,260
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	138,569
75,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	70,637
125,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	116,875
100,000	g	SES	3.600	04/04/23	94,064
100,000	g	Sprint Corp	7.250	09/15/21	101,000
33,000		Telecom Italia Capital S.A.	6.175	06/18/14	33,965
150,000		Telefonica Emisiones SAU	3.992	02/16/16	155,381
150,000		Telefonica Emisiones SAU	3.192	04/27/18	148,003
125,000		Telefonica Emisiones SAU	4.570	04/27/23	119,872
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,713
600,000		Verizon Communications, Inc	0.700	11/02/15	596,245
625,000		Verizon Communications, Inc	3.650	09/14/18	658,558
26,000		Verizon Communications, Inc	8.750	11/01/18	33,403
1,125,000		Verizon Communications, Inc	5.150	09/15/23	1,205,759
1,625,000		Verizon Communications, Inc	6.550	09/15/43	1,834,523
100,000		Windstream Corp	6.375	08/01/23	91,500

		TOTAL TELECOMMUNICATION SERVICES			6,833,692

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.8%
$165,000	g	Asciano Finance Ltd	5.000%	04/07/18	$175,035
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	150,737
200,000	g	DP World Ltd	6.850	07/02/37	201,000
27,958	g	Embraer Overseas Ltd	5.696	09/16/23	27,259
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	95,048
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	101,467
100,000	g	Hertz Corp	4.250	04/01/18	98,250
100,000	g	Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	95,335
100,000	g	Kansas City Southern Railway	4.300	05/15/43	88,506
75,000		Northrop Grumman Corp	3.250	08/01/23	70,884
200,000	g	Transnet SOC Ltd	4.000	07/26/22	176,500
100,000		United Parcel Service, Inc	3.125	01/15/21	101,352
100,000		United Parcel Service, Inc	3.625	10/01/42	85,734

		TOTAL TRANSPORTATION			1,467,107

UTILITIES - 3.1%
100,000		AES Corp	7.375	07/01/21	110,000
100,000		AES Corp	4.875	05/15/23	93,500
100,000		AGL Capital Corp	4.400	06/01/43	91,026
75,000		Alliant Energy Corp	4.000	10/15/14	77,493
75,000		Atmos Energy Corp	8.500	03/15/19	96,557
150,000		Atmos Energy Corp	4.150	01/15/43	133,193
175,000	g	Calpine Corp	7.500	02/15/21	185,937
200,000		Carolina Power & Light Co	5.300	01/15/19	230,547
200,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	173,562
100,000		CMS Energy Corp	4.700	03/31/43	92,614
150,000		Commonwealth Edison Co	4.000	08/01/20	159,984
25,000		Connecticut Light & Power Co	5.500	02/01/19	28,867
150,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	133,215
100,000		Detroit Edison Co	3.950	06/15/42	90,405
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	100,617
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,253
75,000		Duke Energy Ohio, Inc	3.800	09/01/23	76,634
175,000		Florida Power & Light Co	2.750	06/01/23	166,151
50,000		Indiana Michigan Power Co	7.000	03/15/19	59,987
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,174
300,000	g	Israel Electric Corp Ltd	7.250	01/15/19	328,125
200,000	g	KazMunayGas National Co JSC	4.400	04/30/23	186,500
100,000		LG&E and KU Energy LLC	3.750	11/15/20	101,262
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	55,485
125,000		NiSource Finance Corp	4.800	02/15/44	111,944
100,000		Northeast Utilities	1.450	05/01/18	97,435
200,000		NTPC Ltd	5.625	07/14/21	196,779
100,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	95,829
150,000		ONEOK Partners LP	3.375	10/01/22	138,183
125,000		PacifiCorp	2.950	02/01/22	122,215
75,000		Pepco Holdings, Inc	2.700	10/01/15	77,099
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	191,000
50,000		PG&E Corp	5.750	04/01/14	51,208
300,000		PPL Capital Funding, Inc	4.200	06/15/22	298,531
250,000		PPL Electric Utilities Corp	3.000	09/15/21	247,948
50,000		Progress Energy, Inc	7.050	03/15/19	60,419
75,000		Public Service Co of Colorado	3.200	11/15/20	76,595
80,000		Public Service Co of Colorado	4.750	08/15/41	82,356
100,000		Public Service Co of Oklahoma	5.150	12/01/19	113,637
175,000		Public Service Electric & Gas Co	2.375	05/15/23	160,290
32,000		Questar Market Resources, Inc	6.875	03/01/21	34,000
75,000		San Diego Gas & Electric Co	3.000	08/15/21	75,170
25,000		San Diego Gas & Electric Co	3.950	11/15/41	22,998
50,000		Sempra Energy	6.000	10/15/39	55,122
100,000		Tampa Electric Co	4.100	06/15/42	89,551
55,000		Virginia Electric and Power Co	2.950	01/15/22	54,134

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Virginia Electric and Power Co	4.650%	08/15/43	$99,166
50,000		Williams Partners LP	3.800	02/15/15	51,899
75,000		Williams Partners LP	4.000	11/15/21	73,887
100,000		Williams Partners LP	3.350	08/15/22	92,584
75,000		Williams Partners LP	6.300	04/15/40	79,080
50,000		Xcel Energy, Inc	4.800	09/15/41	49,078

		TOTAL UTILITIES			5,712,225

		TOTAL CORPORATE BONDS (Cost $72,045,720)			71,723,987

GOVERNMENT BONDS - 49.7%

AGENCY SECURITIES - 0.1%
200,000		Amber Circle Funding LTD	3.250	12/04/22	183,370
203,125		Totem Ocean Trailer Express, Inc	4.514	12/18/19	212,374

		TOTAL AGENCY SECURITIES			395,744

FOREIGN GOVERNMENT BONDS - 3.6%
200,000	g	Banco Nacional de Desenvolvimento Economico e Social	3.375	09/26/16	200,600
200,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	192,500
100,000		Brazilian Government International Bond	2.625	01/05/23	87,750
25,000		Brazilian Government International Bond	7.125	01/20/37	29,375
100,000		Brazilian Government International Bond	5.625	01/07/41	99,750
150,000		Canada Government International Bond	2.375	09/10/14	153,055
250,000		Canada Government International Bond	0.875	02/14/17	249,850
150,000		Chile Government International Bond	3.875	08/05/20	156,375
200,000		Colombia Government International Bond	4.375	07/12/21	206,500
200,000		Colombia Government International Bond	2.625	03/15/23	177,000
200,000		Colombia Government International Bond	4.000	02/26/24	196,000
200,000	g	Croatia Government International Bond	6.250	04/27/17	210,164
100,000		European Investment Bank	4.875	02/15/36	110,619
200,000		Export-Import Bank of Korea	1.250	11/20/15	200,148
200,000		Export-Import Bank of Korea	1.750	02/27/18	194,604
175,000		Federative Republic of Brazil	6.000	01/17/17	195,737
200,000	g	Indonesia Government International Bond	3.750	04/25/22	180,000
35,000		Italy Government International Bond	6.875	09/27/23	42,015
200,000	g,i	Kommunalbanken AS.	0.444	02/20/18	199,744
200,000		Korea Development Bank	1.500	01/22/18	192,764
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	235,514
200,000	g	Namibia International Bonds	5.500	11/03/21	202,000
200,000	g	Nigeria Government International Bond	5.125	07/12/18	203,000
25,000		Peruvian Government International Bond	7.350	07/21/25	31,938
80,000		Poland Government International Bond	3.875	07/16/15	83,904
30,000		Poland Government International Bond	6.375	07/15/19	35,010
195,000		Poland Government International Bond	3.000	03/17/23	178,620
300,000		Province of Ontario Canada	4.100	06/16/14	308,091
300,000		Province of Ontario Canada	2.950	02/05/15	310,251
100,000		Qatar Government International Bond	5.250	01/20/20	112,500
200,000	g	Republic of Ghana	7.875	08/07/23	194,000
200,000		Republic of Korea	3.875	09/11/23	203,598
200,000	g	Republic of Serbia	4.875	02/25/20	186,750
60,000	g	Romanian Government International Bond	6.750	02/07/22	68,412
200,000	g	Romanian Government International Bond	4.375	08/22/23	191,250
100,000		South Africa Government International Bond	6.875	05/27/19	114,875
100,000		South Africa Government International Bond	4.665	01/17/24	97,000
225,000		South Africa Government International Bond	5.875	09/16/25	236,531
200,000	g	Sri Lanka Government International Bond	5.875	07/25/22	183,000
100,000		Turkey Government International Bond	5.625	03/30/21	103,900
100,000		United Mexican States	5.125	01/15/20	111,450
53,000		Uruguay Government International Bond	4.500	08/14/24	53,795

		TOTAL FOREIGN GOVERNMENT BONDS			6,719,939

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 21.4%
$ 29,208	i	Federal Home Loan Mortgage Corp (FHLMC)	2.436%	02/01/36	$30,944
102,394	i	FHLMC	2.375	07/01/36	108,917
80,867	i	FHLMC	2.303	09/01/36	86,503
24,060	i	FHLMC	2.404	09/01/36	25,632
28,268	i	FHLMC	2.522	09/01/36	29,934
62,866	i	FHLMC	2.714	03/01/37	67,094
60,061	i	FHLMC	6.015	04/01/37	64,246
4,417	i	FHLMC	6.080	05/01/37	4,669
743,418	i	FHLMC	6.378	09/15/41	158,791
103,299		FHLMC (Interest Only)	3.000	08/15/42	88,181
120,126		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19	127,299
12,157		FGLMC	4.500	01/01/20	12,852
56,766		FGLMC	4.500	07/01/20	61,335
12,510		FGLMC	5.000	04/01/23	13,514
41,750		FGLMC	4.000	07/01/24	44,198
14,960		FGLMC	4.500	09/01/24	15,820
3,352		FGLMC	6.000	03/01/33	3,648
126,045		FGLMC	5.000	11/01/33	138,350
217,570		FGLMC	6.000	11/01/33	238,122
37,105		FGLMC	5.000	05/01/34	40,246
25,757		FGLMC	6.000	09/01/34	28,454
15,572		FGLMC	6.000	04/01/35	16,975
10,921		FGLMC	5.000	02/01/36	11,790
1,401		FGLMC	6.500	05/01/36	1,550
94,900		FGLMC	6.000	08/01/37	104,176
27,245		FGLMC	6.500	09/01/37	30,184
21,944		FGLMC	6.500	11/01/37	24,274
58,539		FGLMC	5.000	04/01/38	63,185
16,967		FGLMC	6.500	05/01/38	18,768
20,214		FGLMC	5.500	01/01/39	21,859
44,602		FGLMC	5.000	07/01/39	48,064
620,104		FGLMC	4.500	12/01/39	664,471
76,884		FGLMC	5.000	01/01/40	82,954
383,699		FGLMC	4.500	07/01/40	410,871
728,271		Federal National Mortgage Association (FNMA)	4.832	01/01/15	742,795
29,466		FNMA	5.500	04/01/18	31,142
33,326		FNMA	5.500	05/01/18	35,101
99,961		FNMA	4.000	02/25/19	104,614
25,685		FNMA	4.500	03/01/19	27,293
11,854		FNMA	4.500	06/01/19	12,600
112,375		FNMA	5.500	07/01/20	121,653
6,138		FNMA	4.500	11/01/20	6,522
46,584		FNMA	4.500	12/01/20	50,565
12,715		FNMA	5.000	12/01/20	13,639
10,459		FNMA	4.500	03/01/23	11,129
45,404		FNMA	5.000	04/01/23	48,711
20,221		FNMA	4.500	06/01/23	21,517
13,168		FNMA	5.000	07/01/23	14,128
28,669		FNMA	5.000	07/01/23	30,760
55,575		FNMA	5.500	02/01/24	60,963
38,689		FNMA	4.500	04/01/24	41,180
22,503		FNMA	4.000	05/01/24	23,895
125,067		FNMA	5.500	07/01/24	137,238
4,349		FNMA	5.500	09/01/24	4,775
158,304		FNMA	4.000	02/01/25	167,954
280,081		FNMA	3.500	01/01/26	295,898
393,527		FNMA	2.500	01/01/27	396,327
214,054		FNMA	3.000	01/01/27	221,829
539,412		FNMA	3.000	01/01/27	559,039
1,197,577		FNMA	2.500	10/01/27	1,205,386
963,002		FNMA	3.000	03/01/28	999,735
479,438		FNMA	2.500	04/01/28	482,863

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$463,844		FNMA	3.500%	06/01/32	$482,999
24,656		FNMA	6.500	07/01/32	27,610
25,506		FNMA	5.500	01/01/33	27,841
402,981		FNMA	5.500	07/01/33	447,074
36,919		FNMA	5.500	07/01/33	40,338
195,100		FNMA	5.500	07/01/33	215,618
105,080		FNMA	6.000	10/01/33	114,835
59,196		FNMA	5.000	11/01/33	64,397
324,725		FNMA	5.500	11/01/33	355,140
40,062		FNMA	5.500	04/01/34	43,591
18,715		FNMA	5.000	08/01/34	20,324
17,122		FNMA	5.000	11/01/34	18,545
27,725		FNMA	6.500	02/01/35	31,062
67,935		FNMA	5.500	04/01/35	74,163
11,994		FNMA	7.500	06/01/35	13,135
26,142		FNMA	5.500	07/01/35	28,442
17,213		FNMA	7.500	07/01/35	18,062
20,865		FNMA	4.500	08/01/35	22,322
35,328		FNMA	5.000	08/01/35	38,315
89,785		FNMA	5.500	09/01/35	98,060
32,594		FNMA	5.500	10/01/35	35,517
32,064		FNMA	5.000	02/01/36	34,762
85,178		FNMA	6.000	04/01/36	93,432
72,671		FNMA	6.000	06/01/36	79,322
57,575	i	FNMA	2.392	07/01/36	61,741
21,730		FNMA	6.500	09/01/36	24,336
20,359		FNMA	6.000	12/01/36	22,218
12,133		FNMA	5.000	02/01/37	13,129
73,965		FNMA	5.500	02/01/37	80,519
25,579		FNMA	7.000	02/01/37	29,354
34,465		FNMA	5.500	03/01/37	37,497
55,710		FNMA	7.000	04/01/37	64,661
3,427		FNMA	5.500	06/01/37	3,728
10,570		FNMA	6.500	08/01/37	11,703
74,071		FNMA	6.000	09/01/37	81,036
12,339		FNMA	6.000	11/01/37	13,466
8,074		FNMA	7.000	11/01/37	8,764
25,797		FNMA	5.500	01/01/38	28,067
52,669		FNMA	5.500	02/01/38	57,318
138,688		FNMA	5.500	02/01/38	150,889
1,467		FNMA	6.500	02/01/38	1,643
4,280		FNMA	6.500	03/01/38	4,801
60,758		FNMA	5.000	04/01/38	65,806
91,719		FNMA	5.000	04/01/38	99,319
36,290		FNMA	6.000	04/01/38	39,604
95,094		FNMA	5.500	05/01/38	103,484
77,242		FNMA	5.500	06/01/38	84,037
239,812		FNMA	6.000	07/01/38	261,858
219,115		FNMA	6.000	10/01/38	239,123
103,644		FNMA	4.000	01/01/39	108,650
28,366		FNMA	4.500	01/01/39	30,253
21,036		FNMA	5.500	01/01/39	22,886
20,620		FNMA	6.000	01/01/39	22,503
17,714		FNMA	6.000	01/01/39	19,332
47,734		FNMA	4.000	02/01/39	50,069
197,584		FNMA	4.500	02/01/39	210,870
37,700		FNMA	4.500	02/01/39	40,224
19,053		FNMA	5.500	02/01/39	20,732
387,675		FNMA	4.500	04/01/39	413,680
25,236		FNMA	5.000	04/01/39	27,306
296,753		FNMA	4.000	05/01/39	312,809
197,649		FNMA	4.500	06/01/39	211,021
304,731		FNMA	4.000	07/01/39	319,629
192,700		FNMA	6.500	07/01/39	213,034

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 254,109	FNMA	4.000%	08/01/39	$266,651
187,923	FNMA	4.500	08/01/39	200,585
292,029	FNMA	6.000	09/01/39	319,423
130,371	FNMA	4.500	10/01/39	139,045
154,390	FNMA	4.500	11/01/39	164,818
152,535	FNMA	4.500	11/01/39	162,870
135,735	FNMA	5.000	11/01/39	147,116
438,587	FNMA	5.000	05/01/40	479,174
309,221	FNMA	5.000	06/01/40	337,191
148,880	FNMA	4.500	07/01/40	159,114
166,750	FNMA	4.500	07/01/40	178,073
297,274	FNMA	5.500	07/01/40	324,575
250,097	FNMA	4.500	11/01/40	267,813
241,306	FNMA	5.000	11/01/40	263,157
816,276	FNMA	4.000	12/01/40	858,607
103,366	FNMA	4.000	12/01/40	108,509
267,123	FNMA	4.500	12/01/40	285,534
356,792	FNMA	3.500	01/01/41	363,559
187,637	FNMA	4.000	02/01/41	196,959
581,558	FNMA	4.000	02/01/41	610,513
397,126	FNMA	4.000	04/01/41	418,705
195,619	FNMA	4.000	04/01/41	205,780
349,979	FNMA	4.500	04/01/41	374,863
108,266	FNMA	4.000	08/01/41	113,579
347,312	FNMA	4.000	08/01/41	364,500
208,685	FNMA	4.000	09/01/41	219,437
167,379	FNMA	3.500	10/01/41	170,512
185,984	FNMA	4.000	11/01/41	195,183
272,700	FNMA	3.500	12/01/41	277,805
682,555	FNMA	3.500	12/01/41	695,332
387,268	FNMA	3.500	02/01/42	394,518
1,148,768	FNMA	3.000	04/01/42	1,123,243
273,560	FNMA	3.500	04/01/42	279,008
1,927,306	FNMA	3.500	06/01/42	1,964,088
460,490	FNMA	3.000	07/01/42	450,652
944,472	FNMA	3.000	11/01/42	923,487
1,878,683	FNMA	3.000	12/01/42	1,837,315
14,530	Government National Mortgage Association (GNMA)	5.500	07/15/33	15,922
115,383	GNMA	5.500	07/20/33	129,132
13,899	GNMA	5.000	03/15/34	15,111
135,126	GNMA	5.000	06/15/34	151,532
87,392	GNMA	5.500	02/15/37	95,793
50,269	GNMA	5.000	01/15/38	54,795
20,930	GNMA	5.000	04/15/38	22,775
63,387	GNMA	5.500	05/15/38	69,517
14,206	GNMA	6.000	08/15/38	15,695
13,217	GNMA	6.000	08/20/38	14,532
242,094	GNMA	5.500	07/15/39	265,147
88,478	GNMA	4.500	07/20/39	95,828
28,550	GNMA	5.000	07/20/39	31,377
36,499	GNMA	4.000	08/15/39	38,542
440,771	GNMA	4.500	03/15/40	475,206
96,656	GNMA	4.500	04/15/40	103,894
60,698	GNMA	5.000	04/15/40	66,020
238,643	GNMA	5.000	04/15/40	260,358
594,519	GNMA	4.500	04/20/40	643,906
377,862	GNMA	4.500	05/15/40	407,154
289,894	GNMA	5.000	05/20/40	317,572
253,247	GNMA	4.500	06/15/40	274,818
247,344	GNMA	5.000	06/15/40	269,931
407,607	GNMA	4.000	07/15/40	432,023
826,586	GNMA	4.000	09/15/41	878,995
397,648	GNMA	3.500	12/20/41	410,826
946,586	GNMA	3.000	09/15/42	934,808

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,943,886		GNMA	3.500%	11/15/42	$2,005,294
979,791		GNMA	3.000	02/20/43	970,030

		TOTAL MORTGAGE BACKED			40,100,952

MUNICIPAL BONDS - 1.0%
250,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	248,885
200,000		New York State Urban Development Corp	0.550	03/15/16	198,790
200,000		New York State Urban Development Corp	1.350	03/15/18	197,066
200,000		State of California	0.850	02/01/15	200,132
100,000		State of California	5.450	04/01/15	106,956
200,000		State of California	1.050	02/01/16	199,954
100,000		State of California	5.950	04/01/16	111,775
200,000		State of Illinois	4.511	03/01/15	207,718
200,000		State of Illinois	4.875	07/01/16	211,642
200,000		University of Massachusetts Building Authority	0.770	11/01/16	197,528

		TOTAL MUNICIPAL BONDS			1,880,446

U.S. TREASURY SECURITIES - 23.6%
150,000		United States Treasury Bond	2.875	05/15/43	127,312
3,500,000		United States Treasury Bond	3.625	08/15/43	3,459,533
1,000,000		United States Treasury Note	0.250	05/31/14	1,001,094
3,050,000		United States Treasury Note	0.250	06/30/14	3,053,456
1,000,000		United States Treasury Note	0.250	09/30/14	1,001,328
524,000		United States Treasury Note	0.125	12/31/14	523,734
1,385,000		United States Treasury Note	0.250	01/31/15	1,386,299
4,900,000		United States Treasury Note	0.250	02/28/15	4,903,254
2,115,000		United States Treasury Note	0.250	05/31/15	2,114,587
10,664,000		United States Treasury Note	0.375	11/15/15	10,664,832
5,510,000		United States Treasury Note	0.500	06/15/16	5,504,832
220,000		United States Treasury Note	0.875	09/15/16	221,616
520,000		United States Treasury Note	0.875	01/31/18	513,175
3,303,000		United States Treasury Note	1.500	08/31/18	3,324,935
6,435,000		United States Treasury Note	2.500	08/15/23	6,369,646

		TOTAL U.S. TREASURY SECURITIES			44,169,633

		TOTAL GOVERNMENT BONDS (Cost $92,890,231)			93,266,714

STRUCTURED ASSETS - 8.6%

ASSET BACKED - 4.5%
250,000	g	Ally Master Owner Trust Series - 2010 2 (Class A)	4.250	04/15/17	261,492
250,000	g	Ally Master Owner Trust Series - 2010 2 (Class B)	4.590	04/15/17	260,845
133,333	g	Avis Budget Rental Car Funding AESOP LLC Series - 2011 1A (Class B)	2.980	11/20/14	133,578
250,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2010 3A (Class A)	4.640	05/20/16	262,930
200,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2011 3A (Class B)	4.740	11/20/17	214,267
200,000	g	Avis Budget Rental Car Funding AESOP LLC Series - 2012 3A (Class B)	3.040	03/20/19	201,370
43,709	i	Bear Stearns Asset Backed Securities Trust Series - 2005 SD3 (Class 2A1)	0.919	11/25/39	42,690
164,629		Centex Home Equity Series - 2002 A (Class AF6)	5.540	01/25/32	165,196
175,000	g,i	DB/UBS Mortgage Trust Series - 2011 LC1A (Class C)	5.729	11/10/46	187,608
1,466,250	g	Dominos Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216	01/25/42	1,574,560
125,615	g,i	Flagstar Home Equity Loan Trust Series - 2007 1A (Class AF3)	5.781	01/25/35	125,457
75,000		Ford Credit Auto Owner Trust Series - 2011 A (Class D)	3.210	07/15/17	77,623

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Ford Credit Auto Owner Trust Series - 2012 B (Class D)	2.930%	10/15/18	$204,907
200,000		Ford Credit Auto Owner Trust Series - 2012 C (Class D)	2.430	01/15/19	202,840
260,000		Ford Credit Auto Owner Trust Series - 2013 A (Class D)	1.860	08/15/19	256,777
200,000	g	Ford Credit Floorplan Master Owner Trust Series - 2011 1 (Class D)	2.960	02/15/16	201,734
100,000	g	Hertz Vehicle Financing LLC Series - 2011 1A (Class B1)	4.170	03/25/16	102,945
250,000	g	Hertz Vehicle Financing LLC Series - 2009 2A (Class A2)	5.290	03/25/16	263,489
400,000	g	Hertz Vehicle Financing LLC Series - 0 2A (Class B2)	5.930	03/25/16	420,819
193,413		Lehman XS Trust Series - 2006 13 (Class 2A1)	6.500	06/25/46	145,217
16,830	i	Long Beach Mortgage Loan Trust Series - 2005 1 (Class M1)	0.929	02/25/35	16,726
250,000	g	Rental Car Finance Corp Series - 2011 1A (Class A1)	2.510	02/25/16	253,931
16,661	i	Residential Asset Securities Corp Series - 2005 KS3 (Class M3)	0.609	04/25/35	16,500
100,000	i	Residential Funding Mortgage Securities II, Inc Series - 2006 HI1 (Class M2)	6.060	02/25/36	99,060
250,000		Santander Drive Auto Receivables Trust Series - 2012 2 (Class D)	3.870	02/15/18	257,795
42,897	i	Securitized Asset Backed Receivables LLC Series - 2006 OP1 (Class A2C)	0.479	10/25/35	41,810
105,479	g	Sierra Receivables Funding Co LLC Series - 2011 1A (Class A)	3.350	04/20/26	107,323
102,015	g	Sierra Receivables Funding Co LLC Series - 2011 2A (Class B)	4.250	05/20/28	104,847
98,263	g	Sierra Receivables Funding Co LLC Series - 2012 2A (Class B)	3.420	03/20/29	99,522
177,701	g	Sierra Receivables Funding Co LLC Series - 2013 1A (Class A)	1.590	11/20/29	177,190
284,321	g	Sierra Receivables Funding Co LLC Series - 2013 1A (Class B)	2.390	11/20/29	284,073
415,000	g	SLM Student Loan Trust Series - 2011 A (Class A2)	4.370	04/17/28	441,930
105,000	g	SLM Student Loan Trust Series - 2011 B (Class A2)	3.740	02/15/29	110,176
400,000	g	SLM Student Loan Trust Series - 2012 A (Class A2)	3.830	01/17/45	417,653
66,030	i	Soundview Home Equity Loan Trust Series - 2005 OPT3 (Class A4)	0.479	11/25/35	65,054
15,904	i	Structured Asset Investment Loan Trust Series - 2005 4 (Class M1)	0.779	05/25/35	15,830
8,538	i	Structured Asset Investment Loan Trust Series - 2005 10 (Class A5)	0.459	12/25/35	8,519
160,205	g,i	Structured Asset Securities Corp Mortgage Loan Trust Series - 2006 GEL4 (Class A2)	0.399	10/25/36	154,459
200,000	g,i	Vitality Re IV Ltd Series - 2013 IV B (Class )	2.760	01/09/17	203,500
125,000	g	Volvo Financial Equipment LLC Series - 2013 1A (Class A3)	0.740	03/15/17	124,823
100,000	g	Vornado DP LLC Series - 2010 VNO (Class C)	5.280	09/13/28	107,902
91,515	g,m	Wachovia Amortization Controlled Heloc NIM Series - 2006 N1 (Class N1)	5.683	08/12/47	92,431
15,893	i	Wells Fargo Home Equity Trust Series - 2006 2 (Class A3)	0.319	07/25/36	15,724

		TOTAL ASSET BACKED			8,523,122

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 4.1%
$120,000		Banc of America Commercial Mortgage Trust Series - 2006 6 (Class AM)	5.390%	10/10/45	$127,423
810,000		Banc of America Commercial Mortgage Trust Series - 2006 4 (Class AM)	5.675	07/10/46	889,692
130,000	i	Bear Stearns Commercial Mortgage Securities Series - 2006 PW13 (Class AM)	5.582	09/11/41	142,158
250,000	i	Bear Stearns Commercial Mortgage Securities Trust Series - 2006 T24 (Class AM)	5.568	10/12/41	273,290
370,000		Bear Stearns Commercial Mortgage Securities Trust Series - 2007 PW15 (Class AM)	5.363	02/11/44	375,429
235,000	i	Commercial Mortgage Pass Through Certificates Series - 2007 C9 (Class AM)	5.650	12/10/49	263,665
41,990		Countrywide Alternative Loan Trust Series - 2004 30CB (Class 1A15)	5.500	08/25/16	42,667
4,530		Countrywide Home Loan Mortgage Pass Through Trust Series - 2005 12 (Class 1A5)	5.250	05/25/35	4,498
250,000		Credit Suisse First Boston Mortgage Securities Corp Series - 2005 C3 (Class AJ)	4.771	07/15/37	260,099
60,000	i	Credit Suisse First Boston Mortgage Securities Corp Series - 2005 C5 (Class C)	5.100	08/15/38	61,548
125,000	g	Credit Suisse Mortgage Capital Certificates Series - 2006 OMA (Class D)	5.626	05/15/23	138,382
730,000		Credit Suisse Mortgage Capital Certificates Series - 2006 C4 (Class AM)	5.509	09/15/39	779,889
75,000	g	Credit Suisse Mortgage Capital Certificates Series - 2009 RR1 (Class A3C)	5.383	02/15/40	79,389
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2011 C4 (Class C)	5.433	07/15/46	105,901
235,776		JP Morgan Chase Commercial Mortgage Securities Corp Series - 2013 C10 (Class A1)	0.730	12/15/47	233,171
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp Series - 2007 C1 (Class AM)	6.140	02/15/51	467,522
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust Series - 2005 LDP2 (Class C)	4.911	07/15/42	369,979
60,000		LB-UBS Commercial Mortgage Trust Series - 2006 C7 (Class AM)	5.378	11/15/38	64,467
500,000	i	LB-UBS Commercial Mortgage Trust Series - 2007 C2 (Class AM)	5.493	02/15/40	516,191
275,000	i	LB-UBS Commercial Mortgage Trust Series - 2005 C5 (Class AJ)	5.057	09/15/40	288,767
170,000	i	Merrill Lynch Mortgage Trust Series - 0 C1 (Class AJA)	6.452	02/12/51	183,070
200,000	i	Morgan Stanley Capital I Series - 2007 HQ11 (Class AM)	5.478	02/12/44	221,612
55,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class B)	5.832	07/12/44	58,089
100,000	i	Morgan Stanley Capital I Series - 2006 HQ9 (Class C)	5.842	07/12/44	101,728
22,000	g,i	Morgan Stanley Capital I Series - 2011 C1 (Class D)	5.420	09/15/47	22,384
30,000	i	Morgan Stanley Capital I Series - 2007 T25 (Class AM)	5.544	11/12/49	32,713
73,972		Residential Accredit Loans, Inc Series - 2004 QS4 (Class A1)	4.350	03/25/34	75,393
177,509	i	Residential Accredit Loans, Inc Series - 2006 QO5 (Class 2A1)	0.369	05/25/46	129,454
62,608	g,i	Springleaf Mortgage Loan Trust Series - 2012 1A (Class A)	2.667	09/25/57	63,739
73,462	g,i	Springleaf Mortgage Loan Trust Series - 0 2A (Class A)	2.220	10/25/57	74,424
630,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C30 (Class AM)	5.383	12/15/43	670,693
55,000		Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class A5)	5.500	04/15/47	61,179

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 40,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class AM)	5.591%	04/15/47	$42,962
250,000	i	Wachovia Bank Commercial Mortgage Trust Series - 2007 C31 (Class AJ)	5.660	04/15/47	239,381
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust Series - 2010 C1 (Class B)	5.276	11/15/43	54,397
231,147		WF-RBS Commercial Mortgage Trust Series - 2013 C12 (Class A1)	0.735	03/15/48	228,600

		TOTAL OTHER MORTGAGE BACKED			7,743,945

		TOTAL STRUCTURED ASSETS (Cost $16,192,795)			16,267,067

		TOTAL BONDS (Cost $181,128,746)			181,257,768

SHARES	COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	32,274
17,265	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	100,828

		TOTAL BANKS			133,102

		TOTAL PREFERRED STOCKS (Cost $569,550)			133,102

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 1.4%

TREASURY DEBT - 1.4%
$ 300,000		United States Treasury Bill	0.080	10/17/13	299,990
500,000		United States Treasury Bill	0.070	11/14/13	499,957
1,900,000		United States Treasury Bill	0.108	07/24/14	1,899,023

		TOTAL TREASURY DEBT			2,698,970

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,698,259)			2,698,970

		TOTAL INVESTMENTS - 98.8% (Cost $185,118,023)			184,810,050
		OTHER ASSETS & LIABILITIES, NET - 1.2%			2,231,862

		NET ASSETS - 100.0%			$187,041,912

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such Securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2013, the aggregate value of these securities amounted to $26,332,432 or 14.1% of net assets.

h	This security was purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.9%

CERTIFICATE OF DEPOSIT - 3.5%
$ 500,000		Banco Del Estado De Chile	0.215%	10/22/13	$500,000
500,000		Bank of Montreal	0.130	10/29/13	500,000
600,000		Toronto-Dominion Bank	0.120	11/14/13	600,000
500,000		Toronto-Dominion Bank	0.160	12/30/13	500,000
500,000		Toronto-Dominion Bank	0.150	01/06/14	500,000

		TOTAL CERTIFICATE OF DEPOSIT			2,600,000

COMMERCIAL PAPER - 39.6%
380,000		American Honda Finance Corp	0.090	10/08/13	379,993
380,000		American Honda Finance Corp	0.060	10/24/13	379,986
500,000		American Honda Finance Corp	0.115	11/07/13	499,941
180,000		American Honda Finance Corp	0.110	11/12/13	179,977
600,000		Bank of Nova Scotia	0.150	12/24/13	599,790
500,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.185	10/02/13	499,997
500,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	10/24/13	499,946
400,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.190	11/14/13	399,907
250,000	y	Bedford Row Funding Corp	0.220	02/03/14	249,809
500,000	y	Coca-Cola Co	0.160	10/04/13	499,993
380,000	y	Coca-Cola Co	0.190	11/18/13	379,904
300,000	y	Coca-Cola Co	0.150	01/06/14	299,879
500,000	y	Coca-Cola Co	0.130	01/23/14	499,794
350,000	y	Commonwealth Bank of Australia	0.175	10/01/13	350,000
350,000	y	Commonwealth Bank of Australia	0.150	11/20/13	349,927
1,200,000	y	Commonwealth Bank of Australia	0.160	11/25/13	1,199,717
400,000		Exxon Mobil Corp	0.045	10/21/13	399,990
1,000,000		Exxon Mobil Corp	0.050	10/30/13	999,960
500,000	y	Fairway Finance LLC	0.150	11/14/13	499,908
300,000		General Electric Capital Corp	0.200	10/04/13	299,995
500,000		General Electric Capital Corp	0.180	11/04/13	499,915
400,000		General Electric Capital Corp	0.080	11/20/13	399,956
250,000		General Electric Capital Corp	0.070	12/02/13	249,970
500,000		General Electric Capital Corp	0.140	12/19/13	499,846
440,000	y	Hydro-Quebec	0.090	12/17/13	439,915
500,000	y	Johnson & Johnson	0.040	10/16/13	499,992
140,000		JPMorgan Chase Bank NA	0.210	10/07/13	139,995
113,000		JPMorgan Chase Bank NA	0.260	10/11/13	112,992
200,000		JPMorgan Chase Bank NA	0.260	10/21/13	199,971
196,000		JPMorgan Chase Bank NA	0.190	11/12/13	195,957
370,000		JPMorgan Chase Bank NA	0.205	12/04/13	369,865
333,000		JPMorgan Chase Bank NA	0.205	12/09/13	332,869
220,000		JPMorgan Chase Bank NA	0.205	12/19/13	219,901
400,000	y	Liberty Street Funding LLC	0.170	10/15/13	399,973
375,000	y	Liberty Street Funding LLC	0.170	11/13/13	374,924
350,000	y	National Australia Funding Delaware, Inc	0.120	10/01/13	350,000
800,000	y	Nestle Capital Corp	0.100	11/19/13	799,891
300,000	y	Old Line Funding LLC	0.200	10/08/13	299,988
300,000	y	Old Line Funding LLC	0.200	10/29/13	299,953
250,000	y	Old Line Funding LLC	0.240	02/12/14	249,777
1,000,000		PACCAR Financial Corp	0.060	10/09/13	999,987
250,000		PACCAR Financial Corp	0.120	10/11/13	249,992
250,000	y	Private Export Funding Corp	0.250	04/07/14	249,674
900,000	y	Procter & Gamble Co	0.080	12/12/13	899,856
1,060,000		Province of British Columbia	0.150	10/07/13	1,059,983
435,000		Province of Ontario Canada	0.070	10/17/13	434,987
500,000		Province of Ontario Canada	0.110	10/21/13	499,969

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		Province of Ontario Canada	0.130%	11/08/13	$249,966
500,000	y	Province of Quebec Canada	0.070	10/08/13	499,993
500,000	y	Province of Quebec Canada	0.060	11/26/13	499,954
358,000	y	PSP Capital, Inc	0.110	10/28/13	357,970
1,000,000	y	PSP Capital, Inc	0.130	12/17/13	999,722
250,000	y	Standard Chartered Bank	0.205	11/08/13	249,946
705,000	y	Standard Chartered Bank	0.185	11/19/13	704,822
300,000	y	Standard Chartered Bank	0.235	11/21/13	299,900
350,000	y	Thunder Bay Funding LLC	0.165	11/15/13	349,928
2,000,000		Toyota Motor Credit Corp	0.120	11/06/13	1,999,760
250,000	y	Unilever Capital Corp	0.195	12/12/13	249,902
500,000	y	Wal-Mart Stores, Inc	0.050	10/07/13	499,996
370,000	y	Wal-Mart Stores, Inc	0.085	10/16/13	369,987
390,000	y	Wal-Mart Stores, Inc	0.060	10/17/13	389,990
500,000	y	Wal-Mart Stores, Inc	0.050	10/29/13	499,980

		TOTAL COMMERCIAL PAPER			29,020,327

GOVERNMENT AGENCY DEBT - 36.4%
300,000		Federal Farm Credit Bank (FFCB)	0.065	10/10/13	299,995
425,000		Federal Home Loan Bank (FHLB)	0.090	10/02/13	424,999
210,000		FHLB	0.070	10/09/13	209,997
1,300,000		FHLB	0.050	10/11/13	1,299,982
460,000		FHLB	0.080	10/16/13	459,987
1,000,000		FHLB	0.055	10/18/13	999,974
870,000		FHLB	0.070	10/23/13	869,972
425,000		FHLB	0.075	10/25/13	424,979
880,000		FHLB	0.060	11/08/13	879,950
1,300,000		FHLB	0.060	11/22/13	1,299,915
1,000,000		FHLB	0.040	11/27/13	999,937
1,500,000		FHLB	0.047	12/06/13	1,499,882
900,000		FHLB	0.043	12/13/13	899,928
480,000		FHLB	0.050	12/18/13	479,969
300,000		FHLB	0.020	12/20/13	299,986
750,000		FHLB	0.145	01/02/14	749,746
400,000		FHLB	0.135	01/21/14	399,874
430,000		Federal Home Loan Mortgage Corp (FHLMC)	0.070	10/02/13	429,999
200,000		FHLMC	0.110	10/15/13	199,991
629,000		FHLMC	0.055	10/22/13	628,980
700,000		FHLMC	0.060	10/28/13	699,968
800,000		FHLMC	0.040	11/05/13	799,969
280,000		FHLMC	0.050	11/12/13	279,984
400,000		FHLMC	0.055	11/13/13	399,974
200,000		FHLMC	0.045	11/19/13	199,988
125,000		FHLMC	0.060	11/25/13	124,988
100,000		FHLMC	0.070	11/26/13	99,989
200,000		FHLMC	0.165	12/10/13	199,936
760,000		FHLMC	0.050	12/16/13	759,925
100,000		FHLMC	0.060	01/13/14	99,983
300,000		FHLMC	0.130	01/14/14	299,886
200,000		FHLMC	0.160	01/15/14	199,906
115,000		FHLMC	0.130	01/23/14	114,953
1,060,000		FHLMC	0.140	02/04/14	1,059,630
315,000		FHLMC	0.140	02/24/14	314,826
1,000,000		Federal National Mortgage Association (FNMA)	0.030	10/09/13	999,993
600,000		FNMA	0.080	10/16/13	599,984
1,000,000		FNMA	0.055	11/01/13	999,953
1,550,000		FNMA	0.055	12/04/13	1,549,862
94,000		FNMA	0.025	12/16/13	93,995
2,000,000		FNMA	0.070	12/23/13	1,999,677
1,100,000		FNMA	0.100	02/24/14	1,099,554

		TOTAL GOVERNMENT AGENCY DEBT			26,754,965

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 14.4%
$ 500,000		United States Treasury Bill	0.083%	10/03/13	$499,998
679,000		United States Treasury Bill	0.086	10/17/13	678,979
344,000		United States Treasury Bill	0.068	10/24/13	343,989
547,000		United States Treasury Bill	0.078	11/07/13	546,971
372,000		United States Treasury Bill	0.077	11/21/13	371,965
735,000		United States Treasury Bill	0.073	11/29/13	734,931
239,000		United States Treasury Bill	0.068	12/05/13	238,971
369,000		United States Treasury Bill	0.062	12/26/13	368,950
82,000		United States Treasury Bill	0.031	01/09/14	81,993
150,000		United States Treasury Bill	0.150	02/06/14	149,920
45,000		United States Treasury Bill	0.042	02/27/14	44,992
84,000		United States Treasury Bill	0.038	03/20/14	83,985
140,000		United States Treasury Bill	0.035	03/27/14	139,976
585,000		United States Treasury Note	0.500	10/15/13	585,079
620,000		United States Treasury Note	0.250	10/31/13	620,073
880,000		United States Treasury Note	0.500	11/15/13	880,379
243,000		United States Treasury Note	0.125	12/31/13	243,021
600,000		United States Treasury Note	1.000	01/15/14	601,645
500,000		United States Treasury Note	0.250	01/31/14	500,211
449,000		United States Treasury Note	0.250	02/28/14	449,283
335,000		United States Treasury Note	0.250	03/31/14	335,212
150,000		United States Treasury Note	1.250	04/15/14	150,917
509,000		United States Treasury Note	0.250	04/30/14	509,351
550,000		United States Treasury Note	1.000	05/15/14	552,922
100,000		United States Treasury Note	0.750	06/15/14	100,433
200,000		United States Treasury Note	0.250	06/30/14	200,223
275,000		United States Treasury Note	0.625	07/15/14	276,053
150,000		United States Treasury Note	0.125	07/31/14	149,976
145,000		United States Treasury Note	0.250	09/15/14	145,112

		TOTAL TREASURY DEBT			10,585,510

VARIABLE RATE SECURITIES - 5.0%
400,000	i	Federal Farm Credit Bank (FFCB)	0.120	10/01/13	400,000
500,000	i	FFCB	0.180	10/01/13	499,914
500,000	i	FFCB	0.200	10/01/13	500,233
500,000	i	FFCB	0.160	10/08/13	500,075
250,000	i	FFCB	0.220	10/15/13	249,991
500,000	i	Federal Home Loan Bank (FHLB)	0.200	10/01/13	500,000
200,000	i	Federal National Mortgage Association (FNMA)	0.160	06/20/14	199,979
500,000	i	Canadian Imperial Bank of Commerce	0.275	01/03/14	500,045
300,000	i	Royal Bank of Canada	0.280	06/10/14	300,000

		TOTAL VARIABLE RATE SECURITIES			3,650,237

		TOTAL SHORT-TERM INVESTMENTS (Cost $72,611,039)			72,611,039

		TOTAL INVESTMENTS - 98.9% (Cost $72,611,039)			72,611,039
		OTHER ASSETS & LIABILITIES, NET - 1.1%			828,229

		NET ASSETS - 100.0%			$73,439,268

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“At 9/30/2013, the aggregate value of these securities was $15,164,964 or 20.6% of net assets.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund and the Money Market Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2013, there were no material transfers between levels by the Funds.

As of September 30, 2013, 100% of the value of investments in the Small-Cap Equity Fund and the Social Choice Equity Fund were valued based on Level 1 inputs.

As of September 30, 2013, 100% of the value of investments in the Money Market Fund were valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer discretionary*	$10,328,597	$1,104,540	$—	$11,433,137
Consumer staples	1,310,969	479,239	—	1,790,208
Energy	1,537,351	—	—	1,537,351
Financials	3,307,828	179,556	—	3,487,384
Health care	8,293,925	1,644,797	—	9,938,722
Industrials	6,295,916	—	—	6,295,916
Information technology*	15,724,857	—	—	15,724,857
Materials	2,599,336	—	—	2,599,336
Telecommunication services	—	527,801	—	527,801
Short-term investments	2,228,132	—	—	2,228,132
Written options**	(15)	—	—	(15)
Total	$51,626,896	$3,935,933	$—	$55,562,829

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Consumer discretionary*	$19,862,458	$1,116,497	$—	$20,978,955
Consumer staples	8,909,980	2,385,920	—	11,295,900
Energy	11,893,234	381,368	—	12,274,602
Financials	12,774,640	237,297	—	13,011,937
Health care	16,774,078	1,808,406	—	18,582,484
Industrials	11,654,028	357,882	—	12,011,910
Information technology*	21,185,107	178,323	—	21,363,430
Materials	4,456,090	322,568	—	4,778,658
Telecommunication services	1,855,559	—	—	1,855,559
Utilities	1,922,134	—	—	1,922,134
Purchased options	765	—	—	765
Short-term investments	2,974,433	—	—	2,974,433
Written options**	(3,360)	—	—	(3,360)
Total	$114,259,146	$6,788,261	$—	$121,047,407
Large-Cap Value
Consumer discretionary	$8,357,760	$195,353	$—	$8,553,113
Consumer staples*	3,595,209	1,392,231	—	4,987,440
Energy	13,932,846	—	—	13,932,846
Financials	22,334,743	478,311	—	22,813,054
Health care*	11,576,787	1,542,555	—	13,119,342
Industrials	10,287,645	101,658	—	10,389,303
Information technology*	9,490,268	—	—	9,490,268
Materials	2,623,600	408,719	—	3,032,319
Telecommunication services	2,888,747	392,681	—	3,281,428
Utilities	4,134,127	—	—	4,134,127
Short-term investments	2,518,045	—	—	2,518,045
Total	$91,739,777	$4,511,508	$—	$96,251,285
Real Estate Securities
Casinos & gaming	$276,800	$—	$—	$276,800
Diversified real estate activities	—	320,699	—	320,699
Diversified REITs	4,504,840	—	—	4,504,840
Homebuilding	303,230	1,624	—	304,854
Hotels, resorts & cruise lines	389,400	—	—	389,400
Industrial REITs	7,188,790	—	—	7,188,790
Office REITs	8,820,900	—	—	8,820,900
Publishing	—	306,687	—	306,687
Real estate operating companies	2,693,806	—	—	2,693,806
Real estate services	844,420	—	—	844,420
Residential REITs	16,511,840	—	—	16,511,840
Retail REITs	22,316,900	—	—	22,316,900
Security & alarm services	1,209,250	—	—	1,209,250
Specialized REITs	28,218,727	—	—	28,218,727
Total	$93,278,903	$629,010	$—	$93,907,913
International Equity
France	$—	$18,636,558	$—	$18,636,558
Germany	—	9,078,238	—	9,078,238
India	—	3,729,467	—	3,729,467
Japan	—	11,683,930	—	11,683,930
Netherlands	—	2,499,381	—	2,499,381
Sweden	—	6,577,490	—	6,577,490
Switzerland	—	10,700,093	—	10,700,093
United Kingdom	—	20,956,739	—	20,956,739
Other	—	4,265,868	—	4,265,868
Short-term investments	9,134,152	—	—	9,134,152
Total	$9,134,152	$88,127,764	$—	$97,261,916

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Stock Index
Consumer discretionary	$33,944,623	$—	$—	$33,944,623
Consumer staples	21,898,692	—	—	21,898,692
Energy	23,967,604	—	—	23,967,604
Financials	44,235,627	—	—	44,235,627
Health care	31,901,561	65	112	31,901,738
Industrials	28,961,734	—	—	28,961,734
Information technology	45,256,612	—	—	45,256,612
Materials	9,582,018	—	—	9,582,018
Telecommunication services	5,500,857	—	—	5,500,857
Utilities	7,919,852	—	—	7,919,852
Short-term investments	6,914,720	—	—	6,914,720
Futures**	(1,986)	—	—	(1,986)
Total	$260,081,914	$65	$112	$260,082,091
Bond
Bank loan obligations	$—	$720,210	$—	$720,210
Corporate bonds	—	71,723,987	—	71,723,987
Government bonds	—	93,266,714	—	93,266,714
Structured assets	—	16,267,067	—	16,267,067
Preferred stocks	133,102	—	—	133,102
Short-term investments	—	2,698,970	—	2,698,970
Total	$133,102	$184,676,948	$—	$184,810,050

*	Includes American Depositary Receipts in Level 1.

**	Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At September 30, 2013, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	4	$428,560	December 2013	$7,771
Stock Index	S&P 500 E Mini Index	4	334,860	December 2013	(1,986)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets and price movements in underlying security values.

TIAA-CREF LIFE FUNDS—Notes to Schedules of Investments (unaudited)

The Growth and Income Fund had the following purchased options outstanding as of September 30, 2013:

	Number of contracts	Value
Jinkosolar Holding Company Ltd., Put, 11/16/13 at $18	9	$765

Written options outstanding as of September 30, 2013 were as follows:

	Number of contracts	Value
Growth Equity Fund
Cummins Inc., Call, 10/19/13 at $145	1	$(15)
Growth & Income Fund
Applied Materials Inc., Call, 10/19/13 at $18	24	$(480)
Jinkosolar Holding Company Ltd., Call, 11/16/13 at $22	9	(2,880)
Total	33	$(3,360)

Note 4—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Fund bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Fund.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$45,832,027	$10,478,941	$(748,124)	$9,730,817
Growth & Income	99,040,576	22,724,146	(713,955)	22,010,191
Large-Cap Value	85,042,651	14,384,077	(3,175,443)	11,208,634
Real Estate Securities	85,820,827	10,703,937	(2,616,851)	8,087,086
Small-Cap Equity	40,838,679	9,672,854	(880,824)	8,792,030
Social Choice Equity	43,969,956	17,064,497	(2,862,596)	14,201,901
Stock Index	183,324,652	95,270,546	(18,511,121)	76,759,425
International Equity	89,352,067	10,192,486	(2,282,637)	7,909,849
Bond	185,118,023	3,248,245	(3,556,218)	(307,973)

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 20, 2013	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: November 20, 2013	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer